UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 13 of its series.

Wells Fargo Advantage Asset Allocation Fund and Wells Fargo Advantage Absolute Return Fund each series has an April 30 fiscal year end.

Wells Fargo Advantage Emerging Markets Local Bond Fund, Wells Fargo Advantage International Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Diversified International Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Emerging Markets Equity Income Fund, Wells Fargo Advantage Equity Select Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage International Equity Fund, and Wells Fargo Advantage Intrinsic World Equity Fund, each has an October 31 fiscal year end.

Date of reporting period: July 31, 2014

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name		Shares	Value
Investment Companies : 100.12%
Asset Allocation Trust (l)		414,537,295	$6,514,970,090
Total Investment Companies (Cost $4,595,396,085)			6,514,970,090

Total investments in securities (Cost $4,595,396,085)*	100.12%		6,514,970,090
Other assets and liabilities, net	(0.12)		(7,776,465)

Total net assets	100.00%		$6,507,193,625

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $4,595,571,679 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,919,398,411
Gross unrealized losses	0

Net unrealized gains	$1,919,398,411

1

Wells Fargo Advantage Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2014 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”), U.S. and foreign fixed income securities and, from time to time, other alternative asset classes. At July 31, 2014, the Fund owned 100% of Asset Allocation Trust.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Absolute Return Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name		Shares	Value
Investment Companies : 99.64%
GMO Benchmark-Free Allocation Fund, Class MF (l)		419,300,230	$11,505,598,309

Total Investment Companies (Cost $11,015,531,257)			11,505,598,309

Total investments (Cost $11,015,531,257)*	99.64%		11,505,598,309
Other assets and liabilities, net	0.36		41,272,294

Total net assets	100.00%		$11,546,870,603

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $11,015,962,978 and unrealized gains (losses) consists of:

Gross unrealized gains	$489,635,331
Gross unrealized losses	0

Net unrealized gains	$489,635,331

Wells Fargo Advantage Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2014 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), principally GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Alternative Asset Opportunity Fund, and GMO Emerging Country Debt Fund. GMO Implementation Fund is permitted to invest in any asset class. The Fund also may invest in securities or derivatives directly. As of July 31, 2014, the Fund owned 63% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of July 31, 2014 for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

Shares/Par Value ($)	Description	Value ($)
	COMMON STOCKS (a) — 41.7%

	Australia — 0.2%
5,288,213	Arrium Ltd	3,973,491
452,404	Bank of Queensland Ltd	5,221,210
1,091	Bendigo and Adelaide Bank Ltd	12,836
1,063,416	BlueScope Steel Ltd*	6,111,598
1,888,586	Goodman Fielder Ltd	1,122,547
324,420	Investa Office Fund (REIT)	1,067,913
2,925,258	Mirvac Group (REIT)	4,893,423
692,796	Pacific Brands Ltd	360,692
1,560,521	Stockland (REIT)	5,845,328
1,461,259	TABCORP Holdings Ltd	4,721,743
992,523	Tatts Group Ltd	3,259,324

	Total Australia	36,590,105

	Austria — 0.1%
217,316	OMV AG	8,740,145
150,718	Voestalpine AG	6,632,756

	Total Austria	15,372,901

	Belgium — 0.1%
166,698	Ageas	5,982,959
238,128	Belgacom SA	7,781,716
167,448	Delhaize Group	10,927,170

	Total Belgium	24,691,845

	Brazil — 0.8%
192,600	Aes Tiete SA	1,329,417
122,500	Banco Bradesco SA	1,910,325
3,254,600	Banco do Brasil SA	39,765,294
454,500	Banco Santander Brasil SA	3,053,038
795,000	Banco Santander Brasil SA ADR	5,342,400
116,000	BR Malls Participacoes SA	1,002,138
686,900	Brasil Brokers Participacoes SA	1,014,266
610,900	Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,437,010
145,500	Cia de Saneamento de Minas Gerais-COPASA	2,382,512
373,100	Companhia de Saneamento Basico do Estado de Sao Paulo	3,303,836
955,600	Companhia Siderurgica Nacional SA	4,822,753
533,000	Companhia Siderurgica Nacional SA Sponsored ADR	2,649,010
310,000	Cosan Ltd. - Class A	3,741,700
200,400	Cosan SA Industria e Comercio	3,283,248
348,300	CPFL Energia SA	3,039,709
82,800	CPFL Energia SA ADR	1,451,484
384,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,131,983
450,867	Duratex SA	1,663,364
933,800	EDP-Energias do Brasil SA	4,362,878
273,000	Equatorial Energia SA	3,044,364
96,700	Grendene SA	564,749
190,600	Grupo BTG Pactual	2,970,630
457,500	Klabin SA	2,288,760
535,800	Light SA	5,030,321
570,600	MRV Engenharia e Participacoes SA	1,830,950
67,000	Multiplus SA	978,385
80,600	Porto Seguro SA	1,105,930

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

174,057	Sul America SA	1,047,219
587,200	Tim Participacoes SA	3,111,028
312,700	Tractebel Energia SA	4,684,814
394,800	Transmissora Alianca de Energia Eletrica SA	3,556,898
116,400	Ultrapar Participacoes SA	2,680,727
125,300	Vale SA	1,797,692
1,214,300	Vale SA Sponsored ADR	17,425,205

	Total Brazil	143,804,037

	Canada — 0.1%
43,900	Canadian Tire Corp Ltd - Class A	4,170,369
208,800	First Quantum Minerals Ltd	4,952,142
82,400	Home Capital Group Inc	3,922,190
33,700	RONA Inc	373,672

	Total Canada	13,418,373

	Chile — 0.0%
2,933,723	Enersis SA	986,028
105,200	Enersis SA Sponsored ADR	1,773,672
55,019	ENTEL Chile SA	668,369

	Total Chile	3,428,069

	Czech Republic — 0.1%
599,942	CEZ AS	16,980,319

	Denmark — 0.1%
6,578	AP Moeller - Maersk A/S	15,335,409
54,633	Carlsberg A/S	5,227,201
47,982	Jyske Bank A/S*	2,722,930

	Total Denmark	23,285,540

	Egypt — 0.0%
1,144,678	Al Ezz Steel Rebars SAE*	2,705,182
291,399	Global Telecom Holding*	1,012,065
204,018	Orascom Telecom Holding SAE*	146,774
6,361,338	Orascom Telecom Media And Technology Holding SAE*	1,122,863
102,179	Sidi Kerir Petrochemicals Co	267,085
662,225	Telecom Egypt Co	1,222,041

	Total Egypt	6,476,010

	Finland — 0.3%
376,020	Fortum Oyj	9,669,270
81,452	Metso Oyj	3,195,193
80,376	Neste Oil Oyj	1,483,314
4,045,965	Nokia Oyj	32,053,653
412,830	UPM–Kymmene Oyj	6,728,534

	Total Finland	53,129,964

	France — 3.4%
2,053	Air France – KLM*	22,186
119,445	Alstom SA*	4,295,870
947,068	ArcelorMittal	14,381,173
274,244	AXA	6,300,660
160,028	BNP Paribas	10,618,409
288,947	Bouygues SA	11,382,480
260,974	Carrefour SA	9,012,671
442,192	Cie de Saint-Gobain	21,515,656
198,999	Cie Generale des Etablissements Michelin - Class B	21,830,092
115,402	CNP Assurances	2,267,247

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

520,559	Credit Agricole SA	7,041,812
241,266	Electricite de France	7,793,814
1,987,769	GDF Suez	51,253,630
34,004	Lafarge SA	2,646,658
3,243,277	Orange	50,787,474
740,021	Peugeot SA*	11,037,401
260,311	Renault SA	21,730,779
671,008	Sanofi	70,449,684
262,410	Schneider Electric SA	22,240,955
24,916	SCOR	801,518
240,430	Societe Generale	12,070,172
48,246	Technicolor*	349,004
2,577,584	Total SA	166,240,431
103,661	Vallourec SA	4,587,186
428,149	Veolia Environnement SA	7,583,323
480,303	Vinci SA	33,147,104
1,910,088	Vivendi SA	47,939,877

	Total France	619,327,266

	Germany — 2.5%
161,083	Allianz SE (Registered)	26,818,074
121,752	Aurubis AG	5,912,130
832,685	BASF SE	86,177,851
435,397	Bayerische Motoren Werke AG	51,864,456
984,416	Daimler AG	81,232,736
290,256	Deutsche Lufthansa AG (Registered)	5,120,145
260,451	Deutsche Bank AG (Registered)	8,907,026
2,329,497	Deutsche Telekom AG (Registered)	37,802,257
50,127	Duerr AG	3,818,452
3,258,302	E.ON AG	61,511,270
158,652	Freenet AG	4,186,273
54,115	Fresenius Medical Care AG & Co	3,751,138
35,698	Hannover Rueck SE	3,047,311
272	HeidelbergCement AG	20,177
217,349	K+S AG (Registered)	6,659,920
256,982	Kloeckner & Co SE*	3,342,553
155,355	Metro AG*	5,598,217
65,005	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	13,792,246
900,242	RWE AG	36,143,206
79,060	Salzgitter AG	2,943,513
39,920	Volkswagen AG	9,206,280

	Total Germany	457,855,231

	Hong Kong — 0.1%
197,098	Cheung Kong Holdings Ltd	3,820,468
3,654,808	Esprit Holdings Ltd	5,737,418
58,000	Hongkong Land Holdings Ltd	396,435
692,552	Link (REIT)	3,933,699
559,319	Sun Hung Kai Properties Ltd	8,482,848
73,500	Swire Pacific Ltd	945,851
337,000	Wharf Holdings Ltd (The)	2,679,407
1,045,500	Yue Yuen Industrial Holdings	3,487,185

	Total Hong Kong	29,483,311

	Hungary — 0.0%
825,572	Magyar Telekom Telecommunications Plc*	1,310,358
12,646	MOL Hungarian Oil and Gas Plc	611,604
246,051	OTP Bank Plc	4,264,635

	Total Hungary	6,186,597

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

	India — 0.8%
201,245	Aban Offshore Ltd	2,545,280
14,757	ACC Ltd	338,340
1,186,021	Allahabad Bank	2,356,694
711,702	Andhra Bank	962,387
1,555,346	Ashok Leyland Ltd*	879,487
255,019	Aurobindo Pharma Ltd	2,975,054
316,615	Axis Bank Ltd(b)	2,118,701
12,123	Bajaj Auto Ltd	415,456
186,716	Bank of Baroda	2,648,936
638,349	Bank of India	2,860,286
1,672,319	Bharat Heavy Electricals Ltd	6,263,526
61,264	Biocon Ltd	473,906
896,741	Cairn India Ltd	4,667,962
549,108	Canara Bank Ltd	3,578,437
619,813	Coal India Ltd	3,741,464
983,446	DLF Ltd	3,189,218
384,305	GAIL India Ltd	2,742,932
72,116	HCL Technologies Ltd	1,853,937
1,137,235	HDFC Bank Ltd(b)	15,546,802
36,702	Hero MotoCorp Ltd	1,575,270
1,420,324	Hindalco Industries Ltd	4,474,647
1,295,822	Housing Development & Infrastructure Ltd*	1,982,508
30,464	Housing Development Finance Corp Ltd	532,055
29,906	ICICI Bank Ltd	721,742
24,800	ICICI Bank Ltd Sponsored ADR	1,240,496
20,985	Infosys Ltd	1,159,435
55,650	Infosys Ltd Sponsored ADR	3,050,733
518,469	Infrastructure Development Finance Co Ltd	1,292,727
79,791	Jai Balaji Industries Ltd*	31,262
1,143,213	Jaiprakash Associates Ltd	1,096,315
30,053	Jindal Steel & Power Ltd	135,672
21,160	JSW Steel Ltd	409,919
793,895	Karnataka Bank Ltd	1,658,702
62,021	Kiri Industries Ltd*	141,857
101,126	LIC Housing Finance Ltd	481,100
136,435	Mahindra & Mahindra Ltd	2,678,003
1,998,611	NHPC Ltd	749,788
1,207,019	NMDC Ltd	3,390,030
1,781,910	NTPC Ltd	4,247,695
539,476	Oil & Natural Gas Corp Ltd	3,509,630
48,828	Oil India Ltd	455,074
571,941	Oriental Bank of Commerce	2,596,184
625,235	Power Finance Corp	2,764,209
73,497	Power Grid Corp of India Ltd	161,844
437,958	Punjab National Bank Ltd(b)	6,845,590
90,217	Reliance Capital Ltd	864,129
1,240,325	Reliance Communications Ltd	2,740,318
214,193	Reliance Energy Ltd	2,603,500
77,893	Reliance Industries Ltd	1,284,783
252,941	Rural Electrification Corp Ltd	1,269,387
977,570	Sesa Sterlite Ltd	4,650,689
189,229	State Bank of India	7,551,945
535,991	Syndicate Bank	1,261,761
6,634	Tata Consultancy Services Ltd	282,290
293,632	Tata Global Beverages Ltd	741,390
651,149	Tata Motors Ltd	4,774,270
56,800	Tata Motors Ltd Sponsored ADR	2,233,376
54,778	Tata Motors Ltd-Class A	263,098
1,052,669	Tata Power Co Ltd	1,695,453

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

470,378	Tata Steel Ltd	4,281,125
142,857	Tech Mahindra Ltd	5,078,171
176,037	UCO Bank	285,611
62,585	United Phosphorus Ltd	337,296
66,177	Wipro Ltd	592,739

	Total India	150,332,623

	Indonesia — 0.1%
5,346,700	Adaro Energy Tbk PT	537,912
13,712,400	Astra International Tbk PT	9,054,908
2,451,400	Bank Tabungan Negara Persero Tbk PT	226,731
1,502,700	Gajah Tunggal Tbk PT	233,362
5,688,800	Global Mediacom Tbk PT	934,800
5,361,600	Harum Energy Tbk PT	962,710
628,800	Indo Tambangraya Megah Tbk PT	1,401,400
638,600	Indosat Tbk PT	219,488
1,499,000	Media Nusantara Citra Tbk PT	332,588
31,735,600	MNC Investama Tbk PT	1,006,504
4,271,100	Perusahaan Gas Negara Persero Tbk PT	2,149,837
2,682,400	Ramayana Lestari Sentosa Tbk PT	249,076
583,700	Tambang Batubara Bukit Asam Persero Tbk PT	577,684
33,352,400	Telekomunikasi Indonesia Persero Tbk PT	7,576,835
35,100	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,576,341
1,726,700	XL Axiata Tbk PT	800,141

	Total Indonesia	27,840,317

	Ireland — 0.6%
351,180	CRH Plc	8,196,724
438,000	Shire Plc	107,967,000
181,105	Smurfit Kappa Group Plc	3,930,195

	Total Ireland	120,093,919

	Israel — 0.2%
437,826	Bank Hapoalim BM	2,553,947
1,503,850	Bank Leumi Le-Israel*	5,905,149
291,500	Check Point Software Technologies Ltd*	19,784,105
2,338,982	Israel Discount Bank Ltd - Class A*	4,074,626
208,262	Partner Communications Co Ltd*	1,579,051

	Total Israel	33,896,878

	Italy — 1.1%
5,864,975	A2A SPA	6,692,584
9,762,786	Enel SPA	55,579,344
2,812,882	ENI SPA	71,576,336
122,035	Exor SPA	4,671,750
930,756	Fiat SPA*	8,932,946
714,627	Finmeccanica SPA*	6,583,774
72,462	Italcementi SPA	537,579
1,424,025	Mediaset SPA*	5,649,108
452,254	Mediolanum SPA	3,437,111
64,653	Recordati SPA	1,067,141
210,173	Saipem SPA*	4,895,350
18,567,255	Telecom Italia SPA*	21,394,890
10,063,522	Telecom Italia SPA-Di RISP	9,409,108

	Total Italy	200,427,021

	Japan — 3.3%
16,679	Adastria Holdings Co Ltd	376,821
522,100	Aeon Co Ltd	5,862,198

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

45,600	Aisin Seiki Co Ltd	1,771,008
56,200	Alfresa Holdings Corp	3,355,169
10,000	Aoyama Trading Co Ltd	254,821
460,000	Asahi Glass Co Ltd	2,725,867
356,000	Asahi Kasei Corp	2,813,512
15,600	Asatsu-DK, Inc.	398,740
78,900	Brother Industries Ltd	1,411,623
372,000	Calsonic Kansei Corp	2,446,619
469,500	Canon Inc	15,359,809
45,700	Central Japan Railway Co	6,490,399
244,500	Chubu Electric Power Co Inc*	2,842,214
1,979,935	Cosmo Oil Co Ltd	3,968,852
70,900	Daihatsu Motor Co Ltd	1,258,481
585,000	Daikyo Inc	1,230,530
84,300	Daito Trust Construction Co Ltd	10,160,340
131,000	Denki Kagaku Kogyo K K	489,387
6,463	DIC Corp	14,807
24,500	Electric Power Development Co Ltd	789,322
131,800	FujiFilm Holdings Corp	3,762,339
91,600	Fuji Oil Co Ltd	1,463,569
186,000	Gunze Ltd	507,629
205,400	Hakuhodo DY Holdings Inc	2,156,478
312,000	Hanwa Co Ltd	1,293,878
559,307	Haseko Corp	4,441,146
36,400	Hitachi Chemical Co Ltd	640,273
658,800	Honda Motor Co Ltd	22,933,526
132,200	Idemitsu Kosan Co Ltd	2,702,135
863,900	Inpex Corp	12,803,559
202,000	IT Holdings Corp	3,687,413
1,399,500	Itochu Corp	17,819,461
1,553,300	Japan Tobacco, Inc.	54,625,708
348,700	JFE Holdings Inc	7,359,681
38,600	JSR Corp	665,540
2,089,200	JX Holdings Inc	10,742,878
183,942	K’s Holdings Corp	5,258,779
53,000	Kaneka Corp	318,742
3,123,000	Kawasaki Kisen Kaisha Ltd	6,657,692
158,500	KDDI Corp.	9,111,036
3,655,000	Kobe Steel Ltd	5,949,676
43,986	Kohnan Shoji Co Ltd	454,910
87,000	Kuraray Co Ltd	1,139,570
281,600	Kyocera Corp	13,639,879
486,500	Leopalace21 Corp*	2,165,820
1,623,000	Marubeni Corp	11,406,504
249,004	Medipal Holdings Corp	3,138,121
1,621,700	Mitsubishi Chemical Holdings Corp	7,097,559
1,163,600	Mitsubishi Corp	24,519,214
294,900	Mitsubishi UFJ Lease & Finance Co Ltd	1,651,767
1,911,000	Mitsui Chemicals Inc	5,151,791
2,163,667	Mitsui Engineering & Shipbuilding Co Ltd	4,403,419
1,369,600	Mitsui & Co Ltd	21,964,815
790,012	Mitsui Mining & Smelting Co Ltd	2,345,362
1,560,134	Mitsui OSK Lines Ltd	5,780,678
222,000	Net One Systems Co Ltd	1,467,527
135,000	Nichirei Corp	640,325
1,195,200	Nippon Light Metal Co Ltd	2,025,911
2,932	Nippon Paper Industries Co Ltd	51,262
140,000	Nippon Electric Glass Co Ltd	784,346
426,200	Nippon Telegraph & Telephone Corp	28,301,493
2,010,000	Nippon Yusen Kabushiki Kaisha	5,759,111
341,241	Nipro Corp	2,920,329

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

4,482,000	Nissan Motor Co Ltd	43,970,236
258,000	Nisshinbo Holdings Inc	2,604,080
26,400	Nisshin Seifun Group Inc	308,297
10,800	NOK Corp	220,529
283,186	North Pacific Bank Ltd	1,157,044
1,069,729	NTT Docomo Inc	18,758,925
30,700	Okinawa Electric Power Co	984,415
1,087	ORIX JREIT Inc (REIT)	1,495,172
467,000	Osaka Gas Co Ltd	1,942,387
26,000	Rengo Co Ltd	118,775
1,281,700	Resona Holdings Inc	7,142,371
238,200	Ricoh Co Ltd	2,726,796
162,300	Round One Corp	944,297
12,200	Ryohin Keikaku Co Ltd	1,472,425
900	Sega Sammy Holdings Inc	17,803
18,000	Seino Holdings Co Ltd	193,522
133,100	Sekisui House Ltd	1,746,921
26,900	Shimamura Co Ltd	2,667,645
648,000	Showa Denko KK	942,637
570,400	Showa Shell Sekiyu KK	6,433,240
4,571,800	Sojitz Corp	7,776,293
148,000	Sumitomo Chemical Co Ltd	562,551
197,000	Sumitomo Heavy Industries Ltd	962,783
1,375,400	Sumitomo Mitsui Construction Co Ltd*	1,551,710
60,500	Sumitomo Rubber Industries	876,300
1,148,700	Sumitomo Corp	15,137,627
1,600	Sumitomo Electric Industries Ltd	23,452
9,000	Sumitomo Forestry Co Ltd	106,018
411,000	Sumitomo Metal Mining Co Ltd	6,846,944
53,352	Suzuken Co Ltd	1,701,032
252,595	Takeda Pharmaceutical Co., Ltd.	11,521,479
16,400	TDK Corp	786,726
108,000	Tokuyama Corp	369,863
1,347,600	Tokyo Electric Power Co Inc (The)*	5,257,806
533,754	Tokyo Electron Ltd	34,866,619
252,000	TonenGeneral Sekiyu KK	2,200,813
1,405,000	Tosoh Corp	6,164,671
334,200	Toyota Tsusho Corp	9,291,002
514,000	Ube Industries Ltd	886,882
492,000	UNY Co Ltd	2,924,727
42,200	West Japan Railway Co	1,914,035
2,067,367	Yamada Denki Co Ltd	7,337,576
52,000	Yokohama Rubber Co Ltd	450,240

	Total Japan	601,096,036

	Malaysia — 0.0%
157,313	Hong Leong Bank Berhad	695,302

	Mexico — 0.2%
1,212,100	America Movil SAB de CV	28,569,197
2,176,800	America Movil SAB de CV - Class L	2,570,336

	Total Mexico	31,139,533

	Netherlands — 0.4%
1,072,910	Aegon NV	8,700,940
82,389	Corbion NV	1,568,083
42,518	Delta Lloyd NV	982,113
34,253	Fugro NV	1,318,956
65,230	Heineken NV	4,582,104
1,050,561	ING Groep NV*	13,644,248

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

855,458	Koninklijke Ahold NV	14,916,040
620,493	Koninklijke BAM Groep NV	1,682,137
51,918	Koninklijke DSM NV	3,586,666
4,111,682	Koninklijke KPN NV*	13,147,727
85,275	SNS REAAL NV*(c)	—
60,000	Ziggo NV	2,705,710

	Total Netherlands	66,834,724

	New Zealand — 0.1%
466,640	Chorus Ltd	691,897
453,042	Fletcher Building Ltd	3,487,059
2,390,759	Telecom Corp of New Zealand	5,758,628

	Total New Zealand	9,937,584

	Norway — 0.4%
108,582	Acergy SA	1,812,607
49,550	Aker Solutions ASA	731,263
268,740	DNB ASA	4,762,497
10,286	Fred Olsen Energy ASA	233,442
362,098	Golden Ocean Group Ltd	552,923
171,222	Petroleum Geo-Services ASA	1,454,369
1,464,545	Statoil ASA	41,848,746
132,079	Storebrand ASA*	733,845
286,466	Telenor ASA	6,592,453
94,016	TGS Nopec Geophysical Co ASA	2,666,447
206,841	Yara International ASA	9,451,058

	Total Norway	70,839,650

	Peru — 0.1%
376,555	Companhia de Minas Buenaventura SA ADR	4,409,459
231,700	Southern Copper Corp.	7,613,662

	Total Peru	12,023,121

	Philippines — 0.0%
34,200	GT Capital Holdings Inc	698,425
8,000	Philippine Long Distance Telephone Co Sponsored ADR	562,880
905,900	Puregold Price Club Inc	874,174

	Total Philippines	2,135,479

	Poland — 0.2%
10,236	Asseco Poland SA	136,164
244,136	Boryszew SA*	421,516
30,759	Energa SA	198,273
96,816	Jastrzebska Spolka Weglowa SA*	1,284,563
655,616	KGHM Polska Miedz SA*	26,897,742
1,044,673	PGE SA	6,950,210
87,799	Polski Koncern Naftowy Orlen SA	1,036,676
588,518	Synthos SA	846,924
75,034	Tauron Polska Energia SA*	121,807
47,023	Telekomunikacja Polska SA	155,283

	Total Poland	38,049,158

	Portugal — 0.1%
2,541,735	EDP-Energias de Portugal SA	11,903,159

	Qatar — 0.0%
4,257	Industries Qatar QSC	200,287

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

	Russia — 1.0%
286,037	Aeroflot-Russian Airlines*	405,494
73,990	Bashneft OAO - Class S*	4,064,726
214,049	Evraz Plc	345,197
79,980	Gazprom Neft JSC Sponsored ADR	1,494,222
6,446,936	Gazprom OAO Sponsored ADR	47,041,293
81,956	Globaltrans Investment Plc Sponsored GDR	805,575
750,109	Lukoil OAO Sponsored ADR	41,819,475
44,036	MegaFon OAO GDR	1,225,770
18,799	MMC Norilsk Nickel OJSC ADR	367,637
304,100	Mobile Telesystems Sponsored ADR	5,452,513
30,535	NovaTek OAO GDR	3,159,815
2,724,311	Rosneft OJSC GDR (Registered)	16,809,615
2,705,281	Sberbank Sponsored ADR	22,442,432
107,668	Sistema JSFC Sponsored GDR (Registered)	2,659,225
2,030,838	Surgutneftegas Sponsored ADR	14,063,738
168,918	Tatneft Sponsored GDR	6,003,985
361,200	VimpelCom Ltd Sponsored ADR	3,012,408
3,723,392	VTB Bank OJSC GDR (Registered)	8,130,913

	Total Russia	179,304,033

	Singapore — 0.1%
2,924,085	Ezra Holdings Ltd	2,740,624
15,549,000	Golden Agri-Resources Ltd	6,637,734
5,810,000	Noble Group Ltd	6,577,111
316,000	Singapore Technologies Engineering Ltd	959,677
1,003,000	Swiber Holdings Ltd	419,966
4,542,644	Yangzijiang Shipbuilding Holdings Ltd	3,948,408

	Total Singapore	21,283,520

	South Africa — 0.3%
2,691,606	African Bank Investments Ltd	1,543,990
16,812	Barclays Africa Group Ltd	261,582
32,976	Bidvest Group Ltd	887,100
361,500	Capital Property Fund*	389,380
29,016	Gold Fields Ltd	114,379
90,014	Gold Fields Ltd Sponsored ADR	354,655
171,049	Kumba Iron Ore Ltd	5,981,237
822,952	MTN Group Ltd	17,034,594
120,721	Naspers Ltd-N Shares	14,845,909
94,884	Sasol Ltd	5,473,224
1,647	Sasol Ltd Sponsored ADR	95,279
59,241	Telkom South Africa Ltd*	273,502
321,252	Vodacom Group Ltd	3,754,832
98,563	Wilson Bayly Holmes-Ovcon Ltd	1,176,011

	Total South Africa	52,185,674

	South Korea — 1.4%
184,642	BS Financial Group Inc	2,948,859
53,120	Capro Corp*	226,083
41,383	CJ E & M Corp*	1,556,865
695	CJ O Shopping Co Ltd	265,880
22,056	Daelim Industrial Co Ltd	1,973,396
51,984	Daou Technology Inc	559,222
50,072	DGB Financial Group Inc	812,849
57,774	Dongbu Insurance Co Ltd	3,271,070
57,654	GS Engineering & Construction Corp*	2,178,973
59,588	GS Holdings	2,710,211
266,310	Hana Financial Group Inc	10,725,048

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

3,930	Hankook Tire Co Ltd	215,112
69,180	Hankook Tire WorldwideCo Ltd	1,520,336
31,354	Hanwha Corp	888,676
14,736	Hyundai Engineering & Construction	898,304
82,142	Hyundai Marine & Fire Insurance Co Ltd	2,428,888
54,165	Hyundai Mobis	16,180,399
70,467	Hyundai Motor Co	16,681,584
170,820	Iljin Holdings Co Ltd	1,012,065
371,070	Industrial Bank of Korea	5,501,761
36,920	Jahwa Electronics Co Ltd	515,748
198,650	KB Financial Group Inc	7,760,147
12,789	Kginicis Co Ltd	136,141
343,535	Kia Motors Corp	20,167,476
11,386	KJB Financial Group Co Ltd*	135,145
12,554	KNB Financial Group Co Ltd*	169,162
10,284	Kolon Industries Inc	678,466
9,918	Korea Zinc Co Ltd	3,971,229
396,450	KT Corp	12,788,206
21,700	KT Corp Sponsored ADR	348,502
58,660	LF Corp	1,641,588
3,893	LG Chem Ltd	1,089,420
33,233	LG International Corp	958,665
61,492	LIG Insurance Co Ltd	1,752,171
5,783	Lotte Chemical Corp	974,997
3,896	Lotte Shopping Co Ltd	1,201,314
91,700	Meritz Fire & Marine Insurance Co Ltd	1,189,845
7,841	Mirae Asset Securities Co Ltd	353,757
10,990	Neowiz Games Corp*	193,399
4,827	NHN Entertainment Corp*	331,166
19,917	Partron Co Ltd	195,197
4,100	POSCO ADR	331,403
42,145	S-Oil Corp	2,252,598
4,362	Samsung Electro Mechanics Co Ltd	265,808
2,634	Samsung Electronics Co Ltd GDR (Registered)	1,688,513
83,909	Samsung Engineering Co Ltd*	5,622,435
83,635	Samsung Heavy Industries Co Ltd	2,246,584
23,479	Samsung SDI Co Ltd	3,615,313
18,510	Samsung Card Co	861,524
54,714	Samsung Electronics Co Ltd	70,811,612
10,000	Seah Besteel Corp	346,316
18,113	SFA Engineering Corp	701,652
203,370	Shinhan Financial Group Co Ltd	10,043,979
22,082	Silicon Works Co Ltd	459,882
3,521	SK Gas Co Ltd	379,464
114,179	SK Innovation Co Ltd	11,372,798
59,128	SK Telecom Co Ltd	15,178,258
81,400	SK Telecom Co Ltd ADR	2,304,434
14,165	SK Holdings Co Ltd	2,399,211
86,093	Sungwoo Hitech Co Ltd	1,197,833
559,699	Woori Finance Holdings Co Ltd*	7,541,439

	Total South Korea	268,728,378

	Spain — 1.1%
28,860	Acciona SA	2,366,660
135,877	ACS Actividades de Construccion y Servicios SA	5,941,777
163,105	Enagas	5,426,433
476,168	Gas Natural SDG SA	14,629,187
6,282,099	Iberdrola SA	46,736,881
409,610	Indra Sistemas SA	6,335,001
304,942	Mapfre SA	1,172,922

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

1,134,719	Repsol YPF SA	28,297,114
5,394,042	Telefonica SA	87,936,381

	Total Spain	198,842,356

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd*	48,365

	Sweden — 0.3%
1,002,825	Ericsson LM - Class B	12,487,053
23,805	Industrivarden AB-Class C	442,497
103,463	Investor AB	3,719,387
257,822	Sandvik AB	3,243,151
179,084	Skanska AB - Class B	3,721,102
262,379	Tele2 AB - Class B	3,200,881
2,782,668	TeliaSonera AB	20,841,422
456,990	Volvo AB - Class B	5,579,258

	Total Sweden	53,234,751

	Switzerland — 0.3%
233,808	ABB Ltd (Registered)	5,377,085
168,749	Holcim Ltd (Registered)	13,502,701
129,269	Novartis AG (Registered)	11,246,221
11,288	Swiss Life Holding AG (Registered)	2,610,331
8,156	Swisscom AG (Registered)	4,528,215
206,747	Transocean Ltd	8,307,986
45,019	Zurich Insurance Group AG	13,078,455

	Total Switzerland	58,650,994

	Taiwan — 1.1%
3,850,000	Acer Inc*	3,051,303
187,000	Advantech Co Ltd	1,454,857
156,000	ALI Corp	153,399
83,000	Asia Plastic Recycling Holding Ltd.	119,840
1,777,000	Asustek Computer Inc	18,778,194
995,000	Career Technology MFG Co Ltd	1,319,625
31,000	Casetek Holdings Ltd.	178,034
944,000	Catcher Technology Co Ltd	7,715,723
1,746,000	China Manmade Fibers*	631,984
3,108,000	China Petrochemical Development Corp	1,262,940
1,504,000	Chipbond Technology Corp	2,430,821
625,837	Chong Hong Construction Co Ltd	1,707,581
2,435,470	Chunghwa Telecom Co Ltd	7,429,588
500	Chunghwa Telecom Co Ltd ADR	15,130
10,326,000	Compal Electronics Inc	9,504,741
1,792,000	Coretronic Corp*	2,125,686
294,000	Delta Electronics Inc	1,997,860
173,000	Dynapack International Technology Corp	480,491
5,025,930	E.Sun Financial Holding Co Ltd	3,342,384
431,000	Elan Microelectronics Corp	698,128
862,000	Far EasTone Telecommunications Co Ltd	1,788,076
378,062	Flexium Interconnect Inc	1,018,418
1,542,000	Foxconn Technology Co Ltd	3,811,232
164,000	Fubon Financial Holding Co Ltd	257,450
866,000	Highwealth Construction Corp	1,991,048
8,609,000	Hon Hai Precision Industry Co Ltd	29,500,349
1,526,000	HTC Corp	6,657,788
166,000	Huaku Development Co Ltd	394,184
287,540	ILI Technology Corp	659,032
243,000	Kinsus Interconnect Technology Corp	1,004,608
2,428,628	Lite-On Technology Corp	4,074,649

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

298,000	Makalot Industrial Co Ltd	1,515,791
54,022	MediaTek Inc	836,052
578,000	Novatek Microelectronics Corp Ltd	2,926,240
2,700,000	Pegatron Corp	5,116,316
361,000	Phison Electronics Corp	2,645,330
840,000	Pou Chen Corp	938,939
2,342,808	Powertech Technology Inc	3,908,769
2,962,000	Quanta Computer Inc	8,272,624
1,661,020	Radiant Opto-Electronics Corp	6,899,088
855,330	Realtek Semiconductor Corp	2,708,916
80,932	Silicon Motion Technology Corp ADR	1,866,292
198,000	Siliconware Precision Industries Co	270,247
578,000	Simplo Technology Co Ltd	3,136,691
48,000	Soft-World International Corp	145,981
1,238,000	Synnex Technology International Corp	1,935,176
2,086,102	Taishin Financial Holding Co Ltd	1,113,328
121,000	Taiwan Cement Corp	180,131
692,000	Taiwan Mobile Co Ltd	2,117,890
689,044	Taiwan PCB Techvest Co Ltd	980,516
568,200	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	11,364,000
342,000	Taiwan Semiconductor Manufacturing Co Ltd	1,371,174
1,720,085	TPK Holding Co Ltd	10,797,213
1,300,000	Tripod Technology Corp	2,461,232
2,623,000	Unimicron Technology Corp	2,198,218
6,080,909	Wistron Corp	5,810,119
163,000	Wistron NeWeb Corp	440,138
1,477,000	WPG Holdings Co Ltd	1,958,185
585,000	Yungtay Engineering Co Ltd	1,491,044

	Total Taiwan	200,960,783

	Thailand — 0.3%
1,496,900	Bangchak Petroleum Pcl (Foreign Registered)	1,330,186
8,162,500	Bangkok Dusit Medical Services Pcl (Foreign Registered)	4,297,682
8,339,300	Banpu Pcl (Foreign Registered)	8,018,783
461,450	Electricity Generating Pcl (Foreign Registered)	2,092,685
566,700	Glow Energy Pcl (Foreign Registered)	1,490,317
1,437,000	PTT Exploration & Production Pcl (Foreign Registered)	7,239,591
478,500	PTT Global Chemical Pcl (Foreign Registered)	975,028
1,651,600	PTT Pcl (Foreign Registered)	16,357,685
1,149,900	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)(b)	1,936,168
21,374,300	Sansiri Pcl (Foreign Registered)	1,334,870
2,831,800	Thai Oil Pcl (Foreign Registered)	4,537,081
1,280,100	Thanachart Capital Pcl (Foreign Registered)	1,405,595
3,505,400	TTW Pcl (Foreign Registered)	1,305,953

	Total Thailand	52,321,624

	Turkey — 0.6%
2,367,243	Akbank TAS	9,388,241
4,201,341	Asya Katilim Bankasi AS*	2,371,760
82,039	Dogus Gayrimenkul Yatirim Ortakligi AS*	167,382
100,863	Dogus Otomotiv Servis ve Ticaret AS	393,970
1,670,291	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,690,075
3,010,352	Emlak Konut Gayrimenkul Yatirim (REIT)	3,900,901
878,294	Eregli Demir ve Celik Fabrikalari TAS	1,851,909
932,237	Gubre Fabrikalari TAS	1,915,287
540,377	Haci Omer Sabanci Holding AS	2,518,475
1,643,570	Ipek Dogal Enerji Kaynaklari Ve Uretim AS*	1,912,219
431,151	KOC Holding AS	2,262,329
378,531	Koza Altin Isletmeleri AS	3,911,795
1,673,369	Koza Anadolu Metal Madencilik Isletmeleri AS*	1,971,492

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

216,501	Park Elektrik Madencilik Tekstil Sanayi ve Ticaret AS	449,608
1,360,348	Tekfen Holding AS*	3,154,776
115,592	Tupras-Turkiye Petrol Rafineriler AS	2,824,883
148,860	Turk Hava Yollari Anonim Ortakligi*	446,669
1,586,279	Turk Telekomunikasyon AS	4,748,897
1,529,185	Turkcell Iletisim Hizmetleri AS*	9,999,804
11,300	Turkcell Iletisim Hizmetleri AS ADR*	184,642
1,790,931	Turkiye Garanti Bankasi AS	7,375,454
7,720,598	Turkiye IS Bankasi - Class C	21,541,614
701,473	Turkiye Sise ve Cam Fabrikalari AS	1,019,654
4,510,755	Turkiye Vakiflar Bankasi TAO - Class D	10,595,110
1,625,854	Turkiye Halk Bankasi AS	12,241,928
3,735,931	Yapi ve Kredi Bankasi AS	8,511,036

	Total Turkey	117,349,910

	United Arab Emirates — 0.0%
1,834,057	Dana Gas PJSC*	357,936
2,471,309	Eshraq Properties Co PJSC*	918,085

	Total United Arab Emirates	1,276,021

	United Kingdom — 3.2%
289,447	Amlin Plc	2,223,847
1,103,482	AstraZeneca Plc	80,572,298
896,148	Aviva Plc	7,583,908
1,278,732	BAE Systems Plc	9,215,758
1,414,206	Balfour Beatty Plc	5,675,598
649,406	BG Group Plc	12,805,791
14,108,187	BP Plc	114,893,408
138,980	Bunzl Plc	3,725,138
99,244	Cairn Energy Plc*	294,510
159,724	Cape Plc	763,935
108,130	Carillion Plc	608,132
267,860	Catlin Group Ltd	2,272,681
2,258,586	Centrica Plc	11,768,268
696,583	Cobham Plc	3,436,960
1,230,942	Debenhams Plc	1,368,217
5,085,389	Dixons Retail Plc*	4,421,142
427,609	Drax Group Plc	5,030,184
17,010	Eurasia Drilling Co Ltd GDR	515,735
2,342,461	FirstGroup Plc*	4,980,225
177,127	Friends Life Group Ltd	990,540
1,616,556	Glencore Plc	9,768,244
13,916	Halfords Group Plc	112,295
1,168,559	Home Retail Group Plc	3,264,047
671,801	Imperial Tobacco Group Plc	29,084,904
381,718	Inchcape Plc	4,123,109
373,651	Intermediate Capital Group Plc	2,531,327
34,280	JD Wetherspoon Plc	429,472
456,288	J Sainsbury Plc	2,405,033
262,101	Kingfisher Plc	1,323,839
33,612	Lancashire Holdings Ltd	347,286
4,328,598	Man Group Plc	8,651,408
687,373	Marks & Spencer Group Plc	4,975,549
75,055	Micro Focus International Plc	1,074,057
70,826	Mitie Group Plc	363,646
91,250	National Express Group Plc	401,973
35,349	Next Plc	4,034,449
174,836	Pearson Plc	3,362,948
88,624	Premier Oil Plc	480,298
2,349,547	Royal Dutch Shell Plc A Shares (London)	96,603,644

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

1,473,787	Royal Dutch Shell Plc B Shares (London)	63,463,896
344,443	RSA Insurance Group Plc	2,662,886
385,363	Scottish & Southern Energy Plc	9,464,117
323,014	Spirit Pub Co Plc	398,197
515,395	Standard Life Assurance Plc	3,247,640
4,814,254	Tesco Plc	20,887,701
2,471,625	Thomas Cook Group Plc*	5,084,555
931,004	TUI Travel Plc	5,683,060
6,912,309	Vodafone Group Plc	23,018,620
2,078,824	WM Morrison Supermarkets Plc	5,900,326

	Total United Kingdom	586,294,801

	United States — 16.6%
296,800	3M Co.	41,816,152
707,500	Abbott Laboratories	29,799,900
281,190	Accenture Plc - Class A	22,292,743
27,800	Akamai Technologies, Inc.*	1,640,756
63,100	Allergan, Inc.	10,465,766
349,385	Amazon.com, Inc.*	109,354,011
67,800	Ametek, Inc.	3,301,182
196,100	Amgen, Inc.	24,981,179
37,500	Amphenol Corp. - Class A	3,606,375
109,100	Analog Devices, Inc.	5,414,633
18,000	Ansys, Inc.*	1,384,920
147,500	Apache Corp.	15,142,350
40,100	Apollo Education Group, Inc.*	1,119,993
574,100	Apple, Inc.	54,866,737
10,900	Applied Industrial Technologies, Inc.	528,214
13,900	AptarGroup, Inc.	849,290
250,700	Baxter International, Inc.	18,724,783
98,100	Becton, Dickinson and Co.	11,403,144
398,400	Bed Bath & Beyond, Inc.*	25,214,736
54,300	Biogen Idec, Inc.*	18,157,377
24,000	Brown-Forman Corp. - Class B	2,079,600
113,500	CA, Inc.	3,277,880
61,000	Cerner Corp.*	3,367,200
52,800	CH Robinson Worldwide, Inc.	3,561,888
958,000	Chevron Corp.	123,811,920
55,600	Church & Dwight Co., Inc.	3,568,408
2,813,900	Cisco Systems, Inc.	70,994,697
72,200	Citrix Systems, Inc.*	4,890,106
13,900	Clarcor, Inc.	824,409
88,900	Coach, Inc.	3,072,384
1,786,800	Coca-Cola Co. (The)	70,203,372
229,400	Cognizant Technology Solutions Corp. - Class A*	11,252,070
417,200	Colgate-Palmolive Co.	26,450,480
514,500	ConocoPhillips	42,446,250
129,700	Costco Wholesale Corp.	15,244,938
1,328,300	Covidien Plc	114,911,233
28,600	CR Bard, Inc.	4,267,978
154,500	CTC Media, Inc.	1,494,015
248,500	Danaher Corp.	18,359,180
94,100	Denbury Resources, Inc.	1,594,995
69,000	Devon Energy Corp.	5,209,500
1,219,000	DIRECTV*	104,894,950
29,800	Donaldson Co., Inc.	1,155,942
48,900	Dover Corp.	4,193,664
449,800	eBay, Inc.*	23,749,440
22,600	Edwards Lifesciences Corp.*	2,039,650
214,200	Eli Lilly & Co.	13,079,052

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

903,100	EMC Corp.	26,460,830
353,100	Emerson Electric Co.	22,474,815
26,900	Equifax, Inc.	2,046,821
25,400	Estee Lauder Cos , Inc. (The) -Class A	1,865,884
69,000	Expeditors International of Washington, Inc.	2,979,420
1,655,592	Express Scripts Holding Co.*	115,311,983
848,500	Exxon Mobil Corp.	83,950,590
20,200	F5 Networks, Inc.*	2,274,318
8,400	FactSet Research Systems, Inc.	1,009,092
46,800	Fastenal Co.	2,075,580
10,700	Fossil Group, Inc.*	1,048,600
113,000	General Mills, Inc.	5,666,950
46,200	Gentex Corp.	1,335,180
74,900	Genuine Parts Co.	6,203,218
18,100	Global Payments, Inc.	1,253,787
112,600	Google, Inc. - Class A*	65,257,330
53,900	Google, Inc. - Class C*	30,809,240
13,900	Grand Canyon Education, Inc.*	597,700
34,100	Hasbro, Inc.	1,703,636
12,400	Heartland Express, Inc.	278,380
35,400	Henry Schein, Inc.*	4,115,250
43,100	Herbalife Ltd.	2,258,440
15,400	Hershey Co. (The)	1,357,510
83,900	Hess Corp.	8,304,422
298,800	Hewlett-Packard Co.	10,640,268
41,200	Hormel Foods Corp.	1,864,712
15,800	Hubbell, Inc. - Class B	1,847,652
2,928,706	Hudson City Bancorp, Inc.	28,554,884
74,000	Humana, Inc.	8,706,100
174,100	Illinois Tool Works, Inc.	14,340,617
529,600	International Business Machines Corp.	101,508,432
4,314,000	International Game Technology	73,036,020
103,200	Intuit, Inc.	8,459,304
7,900	Intuitive Surgical, Inc.*	3,614,645
4,200	J&J Snack Foods Corp.	378,378
24,800	Jack Henry & Associates, Inc.	1,447,080
945,800	Johnson & Johnson	94,665,122
1,477,700	JPMorgan Chase & Co.	85,218,959
27,400	Laboratory Corp. of America Holdings*	2,841,106
5,600	Lancaster Colony Corp.	489,160
14,400	Landstar System, Inc.	952,272
64,800	Linear Technology Corp.	2,859,948
1,013,300	Lorillard, Inc.	61,284,384
84,391	Magnachip Semiconductor Corp.*	1,182,318
326,700	Marathon Oil Corp.	12,659,625
14,500	Masimo Corp.*	349,160
90,400	Mastercard, Inc. - Class A	6,703,160
143,200	Mattel, Inc.	5,072,860
34,300	McCormick & Co., Inc. (Non Voting)	2,256,254
290,100	McDonald’s Corp.	27,431,856
18,400	Mednax, Inc.*	1,088,912
341,200	Medtronic, Inc.	21,065,688
7,800	Mettler-Toledo International, Inc.*	2,005,692
24,100	Micros Systems, Inc.*	1,629,883
2,755,300	Microsoft Corp.	118,918,748
190,700	Monsanto Co.	21,566,263
16,700	Monster Beverage Corp.*	1,068,132
11,600	MSC Industrial Direct Co., Inc. - Class A	989,364
80,700	Murphy Oil Corp.	5,013,891
91,900	NetApp, Inc.	3,569,396
23,500	NeuStar, Inc. - Class A*	654,710

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

19,900	Newfield Exploration Co.*	801,970
277,700	Nike, Inc. - Class B	21,419,001
248,300	Occidental Petroleum Corp.	24,261,393
33,800	Oceaneering International, Inc.	2,295,358
3,008,000	Oracle Corp.	121,493,120
28,900	Pall Corp.	2,238,883
26,700	Patterson Cos., Inc.	1,041,567
104,000	Paychex, Inc.	4,265,040
329,700	PepsiCo, Inc.	29,046,570
1,521,500	Philip Morris International, Inc.	124,778,215
15,000	Polaris Industries, Inc.	2,213,100
50,900	Precision Castparts Corp.	11,645,920
1,028,000	Procter & Gamble Co. (The)	79,484,960
757,700	Qualcomm, Inc.	55,842,490
16,200	Ralph Lauren Corp.	2,524,932
22,000	Red Hat, Inc.*	1,278,640
21,600	ResMed, Inc.	1,117,584
98,900	Reynolds American, Inc.	5,523,565
49,900	Rockwell Automation, Inc.	5,571,834
12,700	Rockwell Collins, Inc.	930,529
22,300	Roper Industries, Inc.	3,212,761
30,400	Ross Stores, Inc.	1,957,760
530,000	Safeway, Inc.	18,263,800
39,300	Sigma-Aldrich Corp.	3,946,506
121,800	St Jude Medical, Inc.	7,940,142
19,800	Steven Madden Ltd.*	630,630
15,800	Stone Energy Corp.*	601,190
140,500	Stryker Corp.	11,207,685
193,900	Sysco Corp.	6,920,291
9,700	Techne Corp.	905,204
244,000	Teradata Corp.*	10,287,040
28,400	Texas Roadhouse, Inc.	706,592
16,300	Tiffany & Co.	1,591,043
702,000	Time Warner Cable, Inc.	101,860,200
160,700	TJX Cos, Inc. (The)	8,563,703
64,200	Total System Services, Inc.	2,054,400
322,500	Trulia, Inc.*	19,520,925
16,400	Tupperware Brands Corp.	1,193,592
11,600	United Natural Foods, Inc.*	679,992
441,000	UnitedHealth Group, Inc.	35,743,050
30,000	Urban Outfitters, Inc.*	1,071,900
38,700	Varian Medical Systems, Inc.*	3,179,205
140,200	VF Corp.	8,590,054
21,600	Wabtec Corp.	1,742,688
497,100	Wal-Mart Stores, Inc.	36,576,618
23,100	Waters Corp.*	2,389,464
79,300	WellPoint, Inc.	8,707,933
577,500	Wells Fargo & Co.	29,394,750
17,400	Whiting Petroleum Corp.*	1,539,726
31,600	Williams Partners LP	1,600,224
75,900	WPX Energy, Inc.*	1,561,263
19,400	WW Grainger, Inc.	4,561,910
94,200	Xilinx, Inc.	3,874,446
51,600	Zimmer Holdings, Inc.	5,163,612

	Total United States	3,052,148,343

	TOTAL COMMON STOCKS (COST $7,328,373,562)	7,670,103,912

	PREFERRED STOCKS (a) — 1.4%

	Brazil — 0.8%
629,700	AES Tiete SA	5,151,397

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

381,990	Banco Bradesco SA	5,827,294
512,210	Banco Bradesco SA ADR	7,826,569
545,600	Banco do Estado do Rio Grande do Sul SA - Class B	2,775,195
139,950	Bradespar SA	1,418,777
167,800	Companhia de Transmissao de Energia Eletrica Paulista	2,126,391
1,443,539	Companhia Energetica de Minas Gerais Sponsored ADR	11,865,891
307,500	Companhia Energetica de Sao Paulo - Class B	3,921,091
229,300	Companhia Paranaense de Energia - Class B	3,557,624
160,100	Companhia Paranaense de Energia Sponsored ADR	2,487,954
1,481,827	Companhia Energetica de Minas Gerais	12,063,623
734,100	Eletropaulo Metropolitana SA	3,374,838
899,300	Gerdau SA	5,291,749
335,700	Gerdau SA Sponsored ADR	1,973,916
28,200	Gol Linhas Aereas Inteligentes SA ADR	170,892
568,616	Itau Unibanco Holding SA	8,797,101
600,666	Itau Unibanco Holding SA ADR	9,250,256
3,803,108	Itausa-Investimentos Itau SA	15,908,097
439,900	Metalurgica Gerdau SA	3,129,470
4,167,600	Oi SA	2,700,329
1,417,200	Oi SA ADR	935,352
310,200	Telefonica Brasil SA	6,234,764
618,000	Telefonica Brasil SA ADR	12,452,700
180,000	Tim Participacoes SA ADR	4,791,600
1,300,500	Vale SA	16,697,990
74,800	Vale SA Sponsored ADR	957,440

	Total Brazil	151,688,300

	Germany — 0.4%
216,449	Porsche Automobil Holding SE	20,231,301
215,274	Volkswagen AG	49,994,932

	Total Germany	70,226,233

	Russia — 0.1%
2,316,641	Sberbank	3,690,027
24,005,016	Surgutneftegaz OJSC	17,684,927
1,593	Transneft	3,288,481

	Total Russia	24,663,435

	South Korea — 0.1%
21,961	Hyundai Motor Co	3,668,512
20,484	Hyundai Motor Co	3,316,597
7,682	Samsung Electronics Co Ltd	7,944,760
163	Samsung Electronics Co Ltd GDR	83,836

	Total South Korea	15,013,705

	TOTAL PREFERRED STOCKS (COST $256,652,172)	261,591,673

	RIGHTS/WARRANTS (a) — 0.0%

	Brazil — 0.0%
10,166	Cia de Transmissao de Energia Eletrica Paulista,, Expires 08/19/14*	16,176

	France — 0.0%
864,865	Peugeot SA Warrants, Expires 04/29/17*	2,067,204

	Hong Kong — 0.0%
61,589	Sun Hung Kai Properties Ltd Warrants, Expires 04/22/16*	154,011

	TOTAL RIGHTS/WARRANTS (COST $1,106,602)	2,237,391

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

		INVESTMENT FUNDS (a)— 0.0%

		Thailand — 0.0%
	922,040	BTS Rail Mass Transit Growth Infrastructure Fund	294,887
	818,900	TRUE Telecommunication Growth Infrastructure Fund	261,964

		Total Thailand	556,851

		United States — 0.0%
	48,651	iShares MSCI Emerging Markets ETF	2,131,887

		TOTAL INVESTMENT FUNDS (COST $2,817,295)	2,688,738

		DEBT OBLIGATIONS (a)— 3.0%

		Asset-Backed Securities — 0.0%

		CMBS Collateralized Debt Obligations — 0.0%
	1,599,400	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.03%, due 11/23/52	1,599

		Insured Other — 0.0%
	2,500,000	Toll Road Investment Part II, Series C, 144A, NPG, Zero Coupon, due 02/15/37	558,000

		Total Asset-Backed Securities	559,599

		U.S. Government — 3.0%
	531,024,600	U.S. Treasury Inflation Indexed Bonds, 1.88%, due 07/15/15(d)	548,241,480

		TOTAL DEBT OBLIGATIONS (COST $549,310,205)	548,801,079

		Mutual Funds — 32.6%

		United States — 32.6%

		Affiliated Issuers — 32.6%
	124,223,259	GMO Alpha Only Fund, Class IV	2,968,935,881
	36,483,110	GMO Alternative Asset Opportunity Fund	1,175,120,976
	33,546,991	GMO Debt Opportunities Fund, Class VI	834,984,614
	61,834,616	GMO Emerging Country Debt Fund, Class IV	646,171,737
	18,510,824	GMO Special Opportunities Fund Class VI*	368,920,723

		TOTAL MUTUAL FUNDS (COST $5,928,179,123)	5,994,133,931

Number of Contracts/ Principal Amount		Description	Value ($)
		OPTIONS PURCHASED (a)— 0.0%

		Currency Options — 0.0%
USD	79,000,000	USD Call/JPY Put, Expires 11/20/14, Strike 103.60, (OTC) (CP-DB)	879,665
USD	79,000,000	USD Put/JPY Call, Expires 11/20/14, Strike 98.90, (OTC) (CP-DB)	269,074

		Total Currency Options	1,148,739

		Equity Options — 0.0%
	1,400	Zillow, Inc Put, Expires 02/20/15, Strike 150.00	3,843,000

		Total Equity Options	3,843,000

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

		Options on Interest Rate Swaps — 0.0%
USD	77,400,000	USD Swaption Call, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 77,400,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.69%, maturing on 10/21/24. (OTC) (CP - JPM)	546,134
USD	136,500,000	USD Swaption Put, Expires 08/18/14, Strike 2.63, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 136,500,000 USD in which it will pay a rate of 2.63% and will receive 3 month USD LIBOR, maturing on 08/20/24. (OTC) (CP - MSCI)	1,257,575
USD	77,400,000	USD Swaption Put, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 77,400,000 USD in which it will pay a rate of 2.69% and will receive 3 month USD LIBOR, maturing on 10/21/24. (OTC) (CP - JPM)	1,151,480
USD	136,500,000	USD Swaption Call, Expires 08/18/14, Strike 2.63, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 136,500,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.63%, maturing on 08/20/24. (OTC) (CP - MSCI)	275,730

		Total Options on Interest Rate Swaps	3,230,919

		TOTAL OPTIONS PURCHASED (COST $7,576,954)	8,222,658

Par Value ($)/Shares		Description	Value ($)
		Short-Term Investments (a)— 22.4%

		Short-Term Investments — 1.5%
	266,963,680	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(e)	266,963,680

		U.S. Government — 20.9%
	195,700,000	U.S. Treasury Bill, 0.04%, due 08/21/14(f)	195,695,816
	25,000,000	U.S. Treasury Bill, 0.04%, due 11/13/14(f)	24,997,300
	742,700,000	U.S. Treasury Bill, 0.03%, due 11/06/14(f)	742,645,040
	400,000,000	U.S. Treasury Bill, 0.04%, due 11/28/14(f)	399,950,400
	339,570,000	U.S. Treasury Bill, 0.05%, due 12/11/14(f)	339,513,971
	500,000,000	U.S. Treasury Bill, 0.05%, due 01/08/15(f)	499,883,500
	920,000,000	U.S. Treasury Bill, 0.04%, due 12/04/14(f)(h)	919,863,840
	525,118,000	U.S. Treasury Bill, 0.05%, due 12/26/14(f)(h)	525,005,625
	200,000,000	U.S. Treasury Bill, 0.05%, due 01/15/15(f)	199,951,200

		Total U.S. Government	3,847,506,692

		TOTAL SHORT-TERM INVESTMENTS (COST $4,114,500,016)	4,114,470,372

		TOTAL INVESTMENTS — 101.1% (Cost $18,188,515,929)	18,602,249,754

		SECURITIES SOLD SHORT (a)— (3.7)%

		COMMON STOCKS — (2.2)%

		Italy — (0.1)%
	(476,817)	Gtech SPA	(11,459,391)

		United Kingdom — (0.0)%
	(13,692)	Liberty Global Plc-A*	(569,587)
	(33,780)	Liberty Global Plc-Series C*	(1,350,862)

		Total United Kingdom	(1,920,449)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2014 (Unaudited)

	United States — (2.1)%
(1,177,344)	AbbVie, Inc.	(61,622,185)
(26,860)	Access Midstream Partners LP	(1,617,509)
(2,097,567)	Applied Materials, Inc.	(43,965,004)
(1,584,705)	AT&T, Inc.	(56,399,651)
(2,018,250)	Comcast Corp.	(108,440,573)
(246,097)	M&T Bank Corp.	(29,900,786)
(1,111,828)	Medtronic, Inc.	(68,644,261)
(294,682)	Reynolds American, Inc.	(16,457,990)

	Total United States	(387,047,959)

	TOTAL COMMON STOCKS (PROCEEDS $(408,112,254))	(400,427,799)

	DEBT OBLIGATIONS — (1.5)%

	U.S. Government Agency — (1.5)%
(165,200,000)	Federal National Mortage Assoc.,TBA, 4.00%, due 01/01/42	(173,718,125)
(97,000,000)	Federal National Mortage Assoc.,TBA, 4.00%, due 01/01/42	(101,698,438)

	Total U.S. Government Agency	(275,416,563)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $(275,998,766))	(275,416,563)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $(684,111,020))	(675,844,362)

	Other Assets and Liabilities (net) — 2.6%	479,120,273

	TOTAL NET ASSETS — 100.0%	$18,405,525,665

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

July 31, 2014 (Unaudited)

A summary of outstanding financial instruments at July 31, 2014 is as follows:

Forward Currency Contracts(a)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
08/28/2014	JPM	AUD	15,487,769	USD	14,514,547	$144,646
08/28/2014	MSCI	AUD	15,487,769	USD	14,513,401	143,500
08/28/2014	BOA	CAD	5,349,126	USD	4,986,795	84,027
08/28/2014	MSCI	CAD	5,349,126	USD	4,986,902	84,133
08/28/2014	DB	CHF	21,847,304	USD	24,445,411	400,631
08/28/2014	MSCI	CHF	21,847,303	USD	24,440,879	396,101
08/08/2014	GS	EUR	550,000	USD	744,048	7,561
08/26/2014	BOA	EUR	19,500,000	USD	26,310,375	197,097
08/26/2014	CITI	EUR	29,300,000	USD	39,641,933	405,060
08/26/2014	DB	EUR	78,100,000	USD	105,863,849	1,276,825
08/26/2014	JPM	EUR	58,500,000	USD	79,036,804	696,970
08/28/2014	BOA	EUR	110,000	USD	148,739	1,432
08/08/2014	GS	GBP	15,983,760	USD	27,316,566	332,059
08/28/2014	BCLY	GBP	8,725,039	USD	14,951,244	223,603
08/28/2014	BOA	GBP	37,768,380	USD	64,286,451	534,399
08/28/2014	DB	GBP	16,130,400	USD	27,385,822	158,123
08/28/2014	JPM	GBP	29,043,340	USD	49,395,173	370,764
09/02/2014	CITI	JPY	15,900,000,000	USD	156,684,248	2,087,135
09/02/2014	DB	JPY	10,500,000,000	USD	103,530,184	1,437,750
09/02/2014	JPM	JPY	1,100,000,000	USD	10,849,209	153,811
08/28/2014	BCLY	NOK	112,710,458	USD	18,288,350	374,110
08/28/2014	MSCI	NOK	112,710,457	USD	18,290,161	375,922
08/28/2014	BOA	NZD	8,338,174	USD	7,267,094	200,416
08/28/2014	BOA	SEK	101,211,457	USD	14,973,174	302,600
08/28/2014	MSCI	SEK	101,211,457	USD	14,971,599	301,025
09/09/2014	BCLY	SEK	507,000,000	USD	74,108,451	622,742
08/28/2014	BBH	USD	23,749,055	SGD	29,643,537	13,299
08/28/2014	BCLY	USD	9,209,086	NOK	56,993,377	(150,539)
08/28/2014	BCLY	USD	23,743,167	SGD	29,639,931	16,297
08/28/2014	BOA	USD	18,709,135	EUR	13,754,300	(290,053)
08/28/2014	BOA	USD	66,602,012	JPY	6,771,526,431	(763,737)
08/28/2014	JPM	USD	19,236,121	SGD	24,046,228	39,413
08/28/2014	MSCI	USD	66,596,359	JPY	6,771,526,432	(758,084)
08/28/2014	SSB	USD	9,155,298	NOK	56,993,377	(96,751)

						$9,322,287

Futures Contracts(a)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
10,706	Euro Dollar 90 Day	December 2014	$2,241,065,815	$536,783
133	U.S. Long Bond (CBT)	September 2014	18,275,031	(62,409)
861	U.S. Treasury Note 10 Yr. (CBT)	September 2014	107,288,672	(380,302)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

July 31, 2014 (Unaudited)

1,023	U.S. Treasury Note 5 Yr. (CBT)	September 2014	121,569,165	(187,973)

			$2,488,198,683	$(93,901)

Sales
1,721	Canadian Government Bond 10 Yr.	September 2014	$216,081,901	$(833,598)
910	Japanese Government Bond 10 Yr. (TSE)	September 2014	1,290,888,057	22,735

			$1,506,969,958	$(810,863)

+ Buys - Fund is long the underlying asset to the contract.

Sales - Fund is short the underlying asset to the contract.

Written Options(a)

	Number of Contracts	Expiration Date	Description	Premiums	Market Value
Put	112	08/15/2014	Euro STOXX 50, Strike 3,150	$78,684	$(97,336)
Put	679	08/08/2014	Nikkei 225, Strike 15,250	1,980,206	(375,647)
Put	2	08/16/2014	S&P 500, Strike 1,965	5,353	(7,920)
Call	1,400	02/20/2015	Zillow, Inc., Strike 170	2,221,163	(1,719,201)

				$4,285,406	$(2,200,104)

Swap Contracts(a)

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
168,000,000	CHF	9/17/2024	BCI(g)	(Pay)	1.45%	6 Month CHF LIBOR	$(7,871,740)
323,000,000	GBP	7/16/2024	BCI(g)	(Pay)	3.45%	6 Month GBP LIBOR	(2,160,951)
32,000,000	NZD	7/21/2024	BCI(g)	Receive	5.20%	3 Month NZD Bank Bill Rate	58,294
790,000,000	SEK	9/17/2021	BCI(g)	Receive	1.50%	3 Month SEK STIBOR	(613,743)
2,902,000,000	USD	7/16/2019	CSS(g)	Receive	3.09%	3 Month USD LIBOR	(1,427,801)
524,400,000	USD	7/2/2021	CSS(g)	Receive	3.33%	3 Month USD LIBOR	(93,634)
336,000,000	USD	7/24/2021	CSS(g)	Receive	3.33%	3 Month USD LIBOR	(751,442)
271,000,000	USD	7/24/2021	CSS(g)	Receive	3.33%	3 Month USD LIBOR	(582,066)
335,000,000	USD	7/29/2021	CSS(g)	Receive	3.40%	3 Month USD LIBOR	(374,100)
345,000,000	USD	7/29/2021	CSS(g)	Receive	3.34%	3 Month USD LIBOR	(705,192)
335,000,000	USD	7/29/2021	CSS(g)	Receive	3.32%	3 Month USD LIBOR	(817,887)
340,000,000	USD	7/30/2021	CSS(g)	Receive	3.32%	3 Month USD LIBOR	(817,632)
63,400,000	USD	8/1/2024	CSS(g)	Receive	2.67%	3 Month USD LIBOR	(150,774)
35,000,000	USD	7/24/2049	CSS(g)	(Pay)	3.67%	3 Month USD LIBOR	338,538
28,000,000	USD	7/24/2049	CSS(g)	(Pay)	3.67%	3 Month USD LIBOR	306,411

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

July 31, 2014 (Unaudited)

35,000,000	USD	7/29/2049	CSS(g)	(Pay)	3.72%	3 Month USD LIBOR	34,559
36,000,000	USD	7/29/2049	CSS(g)	(Pay)	3.66%	3 Month USD LIBOR	401,456
35,000,000	USD	7/29/2049	CSS(g)	(Pay)	3.65%	3 Month USD LIBOR	449,596
36,000,000	USD	7/30/2049	CSS(g)	(Pay)	3.62%	3 Month USD LIBOR	609,075

							$(14,169,033)
					Premiums to (Pay) Receive		$9,063,644

#	Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

As of July 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CBT - Chicago Board of Trade

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CMBS - Commercial Mortgage Backed Security

CP - Counterparty

ETF - Exchange-Traded Fund

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

STIBOR - Stockholm Interbank Offered Rate

TBA - To Be Announced - Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.
(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(e)	The rate disclosed is the 7 day net yield as of July 31, 2014. Note: Yield rounds to 0.00%.
(f)	The rate shown represents yield-to-maturity.
(g)	Interest rate swap was cleared through the CME Group.
(h)	All or a portion of this security has been pledged to cover margin requirements on futures or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

July 31, 2014 (Unaudited)

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Wells Fargo Advantage Emerging Markets Local Bond Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Corporate Bonds and Notes @: 17.25%

Brazil : 0.66%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75%	5-22-2018	460,000	$176,397

Germany : 6.02%
KfW (Financials, Banks, TRY)	5.00	1-16-2017	625,000	273,736
KfW (Financials, Banks, TRY)	7.75	2-3-2016	600,000	280,147
KfW (Financials, Banks, TRY)	8.50	4-15-2015	1,000,000	469,293
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	6,400,000	589,972
				1,613,148

Luxembourg : 2.61%
European Investment Bank (Financials, Banks, HUF)	6.25	10-27-2016	22,000,000	101,538
European Investment Bank (Financials, Banks, HUF)	6.50	1-5-2015	80,000,000	346,891
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	2,600,000	250,956
				699,385

Mexico : 3.03%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	6.45	12-5-2022	3,000,000	222,334
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	2,750,000	209,620
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	2,500,000	192,835
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN)	7.65	11-24-2021	2,300,000	186,694
				811,483

Netherlands : 1.99%
Rabobank Nederland (Financials, Banks, TRY)	6.13	5-2-2017	460,000	203,424
Rabobank Nederland (Financials, Banks, ZAR)	7.50	3-24-2021	3,600,000	328,584
				532,008

United States : 2.94%
International Bank for Reconstruction & Development (Financials, Banks, ZAR)	7.00	6-7-2023	5,600,000	475,924
International Bank for Reconstruction & Development (Financials, Banks, MXN)	7.50	3-5-2020	3,600,000	312,397
				788,321

Total Foreign Corporate Bonds and Notes (Cost $5,022,789)				4,620,742

Foreign Government Bonds @: 76.34%
Brazil (BRL)	10.00	1-1-2019	3,300,000	1,383,207
Brazil (BRL)	10.00	1-1-2025	4,085,000	1,610,108
Colombia (COP)	7.75	4-14-2021	975,000,000	583,261
Colombia (COP)	7.00	5-4-2022	1,825,000,000	990,691
Hungary (HUF)	5.50	6-24-2025	170,500,000	798,023
Hungary (HUF)	6.75	11-24-2017	99,500,000	470,386
Indonesia (IDR)	7.38	9-15-2016	11,000,000,000	947,743
Indonesia (IDR)	8.38	3-15-2024	11,180,000,000	988,359
Malaysia (MYR)	3.26	3-1-2018	3,835,000	1,188,516
Malaysia (MYR)	4.26	9-15-2016	3,125,000	996,195
Mexico (MXN)	7.75	11-13-2042	10,400,000	873,457
Mexico (MXN)	10.00	12-5-2024	3,000,000	299,351
Nigeria (NGN)	15.10	4-27-2017	80,000,000	540,086
Poland (PLN)	3.25	7-25-2019	8,200,000	2,664,744

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Republic of South Africa (ZAR)		8.00%	12-21-2018	12,850,000	$1,223,297
Romania (RON)		5.85	4-26-2023	2,350,000	804,030
Russia (RUB)		7.00	1-25-2023	42,250,000	1,032,506
Russia (RUB)		7.50	3-15-2018	25,400,000	674,300
Thailand (THB)		3.25	6-16-2017	39,750,000	1,260,572
Turkey (TRY)		6.30	2-14-2018	340,000	148,873
Turkey (TRY)		9.00	3-8-2017	2,055,000	973,890
Total Foreign Government Bonds (Cost $21,663,105)					20,451,595

Yankee Corporate Bonds and Notes : 2.11%

Brazil : 1.34%
ITAU Unibanco Holding SA (Financials, Banks)		5.13	5-13-2023	$200,000	199,250
Petroplus International Finance Company (Energy, Oil, Gas & Consumable Fuels)		5.75	1-20-2020	150,000	159,675
					358,925

United Kingdom : 0.77%
Vedanta Resources plc (Materials, Metals & Mining) 144A		6.00	1-31-2019	200,000	205,500

Total Yankee Corporate Bonds and Notes (Cost $564,725)					564,425

		Yield		Shares
Short-Term Investments : 1.95%

Investment Companies : 1.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07		522,735	522,735

Total Short-Term Investments (Cost $522,735)					522,735

Total investments in securities (Cost $27,773,354)*	97.65%				26,159,497
Other assets and liabilities, net	2.35				630,307

Total net assets	100.00%				$26,789,804

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $27,765,573 and unrealized gains (losses) consists of:

Gross unrealized gains	$153,584
Gross unrealized losses	(1,759,660)

Net unrealized losses	$(1,606,076)

2

Wells Fargo Advantage Emerging Markets Local Bond Fund (the “Fund”)

Notes to Portfolio of investments — July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Foreign corporate bonds and notes	$0	$4,620,742	$0	$4,620,742
Foreign government bonds	0	20,451,595	0	20,451,595
Yankee corporate bonds and notes	0	564,425	0	564,425
Short-term investments
Investment companies	522,735	0	0	522,735

	522,735	25,636,762	0	26,159,497
Forward foreign currency contracts	0	37,820	0	37,820

Total assets	$522,735	$25,674,582	$0	$26,197,317

Liabilities
Forward foreign currency contracts	$0	$55,598	$0	$55,598

Total liabilities	$0	$55,598	$0	$55,598

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of July 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
8-11-2014	State Street Bank	1,700,000 MYR	$531,616	$527,926	$3,690
8-11-2014	State Street Bank	1,700,000 MYR	531,616	536,193	(4,577)
9-8-2014	State Street Bank	1,200,000 BRL	523,572	524,292	(720)
9-8-2014	State Street Bank	6,900,000 MXN	520,587	529,254	(8,667)
9-9-2014	State Street Bank	1,600,000 PLN	511,602	524,905	(13,303)
9-9-2014	State Street Bank	100,000 PLN	31,975	32,589	(614)
10-24-2014	State Street Bank	12,950,000 THB	401,802	406,849	(5,047)
10-24-2014	State Street Bank	15,600,000 THB	484,024	490,104	(6,080)
10-31-2014	State Street Bank	5,650,000,000 IDR	480,163	485,604	(5,441)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
8-29-2014	State Street Bank	3,820,000 ZAR	$354,789	$356,588	$1,799
8-29-2014	State Street Bank	1,380,000 ZAR	128,170	128,504	334
9-8-2014	State Street Bank	1,200,000 BRL	523,572	513,237	(10,335)
9-9-2014	State Street Bank	1,700,000 PLN	543,577	551,844	8,267
9-25-2014	State Street Bank	106,000,000 HUF	451,291	463,489	12,198
9-30-2014	State Street Bank	1,125,000 TRY	518,327	517,513	(814)
10-27-2014	State Street Bank	1,200,000 BRL	516,637	528,169	11,532

Wells Fargo Advantage International Bond Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.61%

United States : 0.61%
NBCUniversal Media LLC (Consumer Discretionary, Media, EUR)	2.88%	1-15-2023	$1,300,000	$1,277,137
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	5,000,000	7,337,352
Total Corporate Bonds and Notes (Cost $8,724,826)				8,614,489

Foreign Corporate Bonds and Notes @: 19.53%

Australia : 0.98%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,405,000	1,416,910
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.75	5-16-2022	8,000,000	12,409,460
				13,826,370

Belgium : 0.52%
Anheuser-Busch InBev NV (Consumer Staples, Beverages, EUR)	2.88	9-25-2024	5,000,000	7,296,886

Bermuda : 0.54%
Bacardi Limited (Consumer Staples, Beverages, EUR)	2.75	7-3-2023	5,350,000	7,578,280

Brazil : 0.37%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,500,000	5,176,860

Czech Republic : 0.81%
EP Energy LLC (Energy, Oil, Gas & Consumable Fuels, EUR)	5.88	11-1-2019	7,500,000	11,411,218

France : 1.59%
Autoroutes Du Sud de la France (Industrials, Transportation Infrastructure, EUR)	2.95	1-17-2024	7,300,000	10,551,050
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	3.31	1-25-2023	4,300,000	6,275,034
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	4.73	5-26-2021	3,500,000	5,576,319
				22,402,403

Germany : 2.15%
Daimler AG (Consumer Discretionary, Automobiles, EUR)	2.00	6-25-2021	3,050,000	4,262,701
Daimler AG (Consumer Discretionary, Automobiles, EUR)	2.25	1-24-2022	2,700,000	3,816,859
HP Pelzer Holdings (Consumer Discretionary, Auto Components, EUR) 144A	7.50	7-15-2021	1,965,000	2,685,174
KfW (Financials, Banks, TRY)	5.00	1-16-2017	3,850,000	1,686,217
KfW (Financials, Banks, AUD)	5.00	3-19-2024	12,650,000	12,557,166
Volkswagen Leasing GmbH Company (Financials, Consumer Finance, EUR)	2.63	1-15-2024	3,830,000	5,445,877
				30,453,994

Ireland : 0.58%
AG Spring Finance II Limited (Financials, Diversified Financial Services, EUR) 144A	7.50	6-1-2018	2,500,000	3,228,785
General Electric Capital Corporation (Financials, Diversified Financial Services, EUR)	2.63	3-15-2023	3,500,000	5,037,867
				8,266,652

Italy : 0.41%
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR)	3.63	3-19-2019	3,000,000	4,487,615

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Italy (continued)
Marcolin SpA (Consumer Discretionary, Personal Products, EUR) 144A	8.50%	11-15-2019	$900,000	$1,300,050
				5,787,665

Luxembourg : 3.79%
Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88	5-15-2018	3,025,000	4,292,652
European Investment Bank (Financials, Banks, NOK)	3.00	5-22-2019	35,500,000	5,912,471
European Investment Bank (Financials, Banks, NZD)	4.75	1-22-2019	10,400,000	8,922,945
European Investment Bank (Financials, Banks, AUD)	6.50	8-7-2019	22,400,000	23,596,897
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	5,950,000	574,303
Gestamp Funding Luxembourg SA (Consumer Discretionary, Auto Components, EUR)	5.88	5-31-2020	2,500,000	3,515,007
Heidelbergcement AG (Industrials, Building Products, EUR)	8.50	10-31-2019	1,730,000	3,010,898
Play Finance 2 SA (Telecommunication Services, Wireless Telecommunication Services, EUR) 144A	5.25	2-1-2019	1,600,000	2,206,755
Servus Luxembourg Holding SCA (Consumer Discretionary, Automobiles, EUR) 144A	7.75	6-15-2018	1,057,015	1,507,397
				53,539,325

Mexico : 0.72%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, EUR)	3.00	7-12-2021	6,000,000	8,706,772
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	9,750,000	743,198
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	9,800,000	755,915
				10,205,885

Netherlands : 2.20%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment, EUR)	3.38	9-19-2023	400,000	586,366
Bank Nederlandse Gemeenten NV (Financials, Banks, EUR)	2.63	9-1-2020	3,000,000	4,437,963
Cable Communictions Systems NV (Consumer Discretionary, Media, EUR)	7.50	11-1-2020	2,750,000	3,976,979
Gas Natural Fenosa (Energy, Oil, Gas & Consumable Fuels, EUR)	3.88	4-11-2022	2,300,000	3,522,687
Grupo Isolux Corsan Finance BV (Industrials, Construction & Engineering, EUR) 144A	6.63	4-15-2021	2,500,000	3,365,201
Heineken NV (Consumer Staples, Beverages, EUR)	2.13	8-4-2020	6,000,000	8,443,327
Interxion Holding NV (Information Technology, IT Services, EUR) 144A	6.00	7-15-2020	2,000,000	2,838,786
Portaventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR) 144A	7.25	12-1-2020	750,000	1,033,161
Portaventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	7.25	12-1-2020	2,100,000	2,892,851
				31,097,321

Norway : 0.92%
Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	13,000,000	12,944,984

Spain : 0.32%
Telefonica Emisiones S.A.U. (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.99	1-23-2023	3,000,000	4,560,269

Switzerland : 0.36%
Eurofima (Financials, Banks, AUD)	6.25	12-28-2018	5,000,000	5,155,634

United Kingdom : 2.98%
B.A.T. International Finance plc (Financials, Diversified Financial Services, EUR)	2.75	3-25-2025	4,950,000	7,005,144
Bakkavor Finance 2 plc (Consumer Staples, Food & Staples Retailing, GBP)	8.25	2-15-2018	900,000	1,595,443
Bakkavor Finance 2 plc (Consumer Staples, Food & Staples Retailing, GBP)	8.75	6-15-2020	700,000	1,263,945

2

Wells Fargo Advantage International Bond Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United Kingdom (continued)
Brakes Capital (Consumer Discretionary, Diversified Consumer Services, GBP) 144A	7.13%	12-15-2018	$825,000	$1,399,951
GHD Bondco plc (Consumer Discretionary, Distributors, GBP)	7.00	4-15-2020	1,525,000	2,558,951
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2024	5,100,000	6,921,705
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	2.25	2-26-2021	4,800,000	6,608,566
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	8.25	3-15-2020	2,355,000	4,383,479
Phones4u Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	9.50	4-1-2018	1,600,000	2,755,305
SM MTH Auto Group (Consumer Discretionary, Auto Components, EUR) 144A	4.13	7-15-2021	1,900,000	2,499,036
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP) 144A	6.63	8-1-2021	1,400,000	2,325,210
United Utilities plc (Utilities, Water Utilities, EUR)	4.25	1-24-2020	1,778,000	2,757,650
				42,074,385

United States : 0.29%
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10-15-2018	1,920,000	2,577,661
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	1,000,000	1,467,470
				4,045,131

Total Foreign Corporate Bonds and Notes (Cost $263,248,753)				275,823,262

Foreign Government Bonds @: 74.55%
Australia (AUD)	3.25	4-21-2025	26,495,000	23,870,587
Australian Government Bond (AUD)	5.50	1-21-2018	33,700,000	34,097,136
Bonos y Obligaciones del Estado 144A (EUR)	5.15	10-31-2028	27,815,000	45,403,975
Bonos y Obligaciones del Estado 144A (EUR)	5.15	10-31-2044	41,500,000	67,951,153
Brazil (BRL)	8.50	1-5-2024	31,590,000	13,192,959
Brazil (BRL)	10.00	1-1-2019	42,620,000	17,864,332
Brazil (BRL)	10.00	1-1-2023	72,270,000	29,117,380
Brazil (BRL)	10.00	1-1-2025	8,985,000	3,541,450
Colombia (COP)	7.75	4-14-2021	1,675,000,000	1,002,013
Columbia (COP)	7.00	5-4-2022	4,500,000,000	2,442,799
Germany (NOK)	4.00	3-4-2016	40,000,000	6,605,296
Hungary (HUF)	5.50	6-24-2025	404,500,000	1,893,258
Hungary (HUF)	6.00	11-24-2023	3,594,050,000	16,914,980
Hungary (HUF)	6.75	11-24-2017	415,000,000	1,961,913
Hungary (HUF)	7.00	6-24-2022	4,250,000,000	21,108,125
Indonesia (IDR)	7.88	4-15-2019	25,000,000,000	2,158,281
Indonesia (IDR)	8.38	3-15-2024	23,650,000,000	2,090,760
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	27,800,000	40,689,809
Italy Buoni Poliennali del Tesoro 144A (EUR)	4.75	9-1-2028	31,500,000	49,460,785
Italy Buoni Poliennali del Tesoro 144A (EUR)	4.75	9-1-2044	20,350,000	31,596,811
Korea (KRW)	2.75	9-10-2017	26,840,000,000	26,252,593
Korea (KRW)	3.13	3-10-2019	39,000,000,000	38,537,471
Malaysia (MYR)	3.26	3-1-2018	8,225,000	2,549,035
Malaysia (MYR)	3.31	10-31-2017	211,500,000	65,701,721
Malaysia (MYR)	4.26	9-15-2016	6,725,000	2,143,813
Mexico (MXN)	7.75	11-13-2042	177,850,000	14,936,952
Mexico (MXN)	10.00	12-5-2024	504,950,000	50,385,836
New South Wales Treasury (AUD)	6.00	2-1-2018	15,000,000	15,316,859
New Zealand (NZD)	5.50	4-15-2023	62,825,000	58,057,846
Nigeria (NGN)	15.10	4-27-2017	170,000,000	1,147,684
Norway (NOK)	3.75	5-25-2021	127,300,000	22,520,761
Norway (NOK)	4.50	5-22-2019	71,500,000	12,838,802
Norwegian Government Bonds (NOK)	2.00	5-24-2023	25,000,000	3,910,854
Poland (PLN)	3.25	7-25-2019	18,100,000	5,881,934
Poland (PLN)	4.00	10-25-2023	185,000,000	62,010,544
Province of British Columbia (AUD)	4.25	11-27-2024	10,000,000	9,216,507
Province of Ontario (AUD)	6.25	9-29-2020	13,600,000	14,207,633
Queensland Treasury (AUD)	5.75	7-22-2024	13,400,000	14,208,138

3

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Queensland Treasury (AUD)	6.00%	2-21-2018	$15,000,000	$15,299,797
Republic of South Africa (ZAR)	7.75	2-28-2023	229,875,000	20,996,808
Republic of South Africa (ZAR)	8.00	12-21-2018	249,500,000	23,751,944
Romania (RON)	5.85	4-26-2023	5,150,000	1,762,023
Russia (RUB)	7.00	1-25-2023	87,200,000	2,130,996
Russia (RUB)	7.50	3-15-2018	55,800,000	1,481,336
State of New South Wales Australia (AUD)	5.00	8-20-2024	17,500,000	17,732,443
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	361,500,000	60,553,949
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	216,400,000	31,154,673
Thailand (THB)	3.25	6-16-2017	93,750,000	2,973,037
Thailand (THB)	3.88	6-13-2019	1,211,250,000	39,101,006
Turkey (TRY)	6.30	2-14-2018	6,655,000	2,913,969
Turkey (TRY)	9.00	3-8-2017	1,150,000	545,000
Total Foreign Government Bonds (Cost $1,052,401,272)				1,053,185,766

Yankee Corporate Bonds and Notes : 2.36%

Bermuda : 0.27%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75	2-16-2021	3,550,000	3,869,500

Brazil : 0.50%
ITAU Unibanco Holding SA (Financials, Banks)	5.13	5-13-2023	450,000	448,313
Petroplus International Finance Company (Energy, Oil, Gas & Consumable Fuels)	5.75	1-20-2020	6,185,000	6,583,933
				7,032,246

Cayman Islands : 0.30%
International Petroleum Investment Company Limited (Energy, Oil, Gas & Consumable Fuels)	5.00	11-15-2020	2,950,000	3,292,938
Petrobras International Finance Company (Energy, Oil, Gas & Consumable Fuels)	5.38	1-27-2021	860,000	885,852
				4,178,790

Israel : 0.24%
B Communications Limited (Telecommunication Services, Diversified Telecommunication Services) 144A	7.38	2-15-2021	3,250,000	3,457,188

Netherlands : 0.49%
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	3,200,000	3,696,000
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	2,950,000	3,252,375
				6,948,375

Peru : 0.26%
Banco De Credito Del Peru (Financials, Banks) 144A(i)	4.25	4-1-2023	3,735,000	3,697,650

United Kingdom : 0.30%
British Sky Broadcasting Group plc (Consumer Discretionary, Media) 144A	3.13	11-26-2022	1,400,000	1,347,765
Enquest plc (Energy, Oil, Gas & Consumable Fuels) 144A	7.00	4-15-2022	1,200,000	1,203,000
Vedanta Resources plc (Materials, Metals & Mining) 144A	6.00	1-31-2019	1,600,000	1,644,000
				4,194,765

Total Yankee Corporate Bonds and Notes (Cost $31,768,829)				33,378,514

4

Wells Fargo Advantage International Bond Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 3.43%
Investment Companies : 3.43%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	48,515,674	$48,515,674

Total Short-Term Investments (Cost $48,515,674)				48,515,674

Total investments in securities (Cost $1,404,659,354)*	100.48%			1,419,517,705
Other assets and liabilities, net	(0.48)			(6,789,347)

Total net assets	100.00%			$1,412,728,358

@	Foreign bond principal is denominated in the local currency of the issuer.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
*	Cost for federal income tax purposes is $1,405,020,138 and unrealized gains (losses) consists of:

Gross unrealized gains	$41,185,406
Gross unrealized losses	$(26,687,839)

Net unrealized gains	$14,497,567

5

Wells Fargo Advantage International Bond Fund (the “Fund”)

Notes to Portfolio of investments — July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$8,614,489	$0	$8,614,489
Foreign corporate bonds and notes	0	275,823,262	0	275,823,262
Foreign government bonds	0	1,053,185,766	0	1,053,185,766
Yankee corporate bonds and notes	0	33,378,514	0	33,378,514
Short-term investments
Investment companies	48,515,674	0	0	48,515,674

	48,515,674	1,371,002,031	0	1,419,517,705
Forward foreign currency contracts	0	3,415,579	0	3,415,579

Total assets	$48,515,674	$1,374,417,610	$0	$1,422,933,284

Liabilities
Forward foreign currency contracts	$0	$5,623,807	$0	$5,623,807

Total liabilities	$0	$5,623,807	$0	$5,623,807

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of July 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
8-8-2014	State Street Bank	11,840,000,000 JPY	$115,104,946	$115,639,681	$(534,735)
8-11-2014	State Street Bank	3,750,000 MYR	1,172,683	1,164,542	8,141
8-11-2014	State Street Bank	3,900,000 MYR	1,219,590	1,230,090	(10,500)
9-8-2014	State Street Bank	2,650,000 BRL	1,156,221	1,157,812	(1,591)
9-8-2014	State Street Bank	15,150,000 MXN	1,143,029	1,162,058	(19,029)
9-9-2014	State Street Bank	3,425,000 PLN	1,095,148	1,123,625	(28,477)
9-9-2014	State Street Bank	400,000 PLN	127,900	130,355	(2,455)
9-11-2014	State Street Bank	22,300,000 GBP	37,637,515	37,461,101	176,414
9-15-2014	State Street Bank	6,515,000 NZD	5,511,892	5,642,446	(130,554)

9-16-2014	State Street Bank	50,000,000 EUR	66,961,634	67,668,000	(706,366)
9-16-2014	State Street Bank	4,500,000 EUR	6,026,547	6,138,855	(112,308)
9-16-2014	State Street Bank	68,250,000 TRY	31,537,611	32,296,379	(758,768)
9-17-2014	State Street Bank	3,000,000 AUD	2,779,620	2,803,230	(23,610)
9-30-2014	State Street Bank	19,215,000 TRY	8,853,021	8,881,812	(28,791)
9-30-2014	State Street Bank	14,689,999,999 JPY	142,859,088	144,408,946	(1,549,858)
10-24-2014	State Street Bank	24,500,000 THB	760,165	769,714	(9,549)
10-24-2014	State Street Bank	33,000,000 THB	1,023,896	1,036,758	(12,862)
10-28-2014	State Street Bank	81,300,000 CAD	74,408,179	75,330,788	(922,609)
10-31-2014	State Street Bank	12,500,000,000 IDR	1,062,308	1,074,345	(12,037)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
8-29-2014	State Street Bank	424,600,000 ZAR	$39,435,489	$39,635,403	$199,914
8-29-2014	State Street Bank	10,900,000 ZAR	1,012,357	1,017,489	5,132
9-8-2014	State Street Bank	2,650,000 BRL	1,156,221	1,133,399	(22,822)
9-8-2014	State Street Bank	83,750,000 BRL	36,540,937	35,819,683	(721,254)
9-9-2014	State Street Bank	3,825,000 PLN	1,223,048	1,241,649	18,601
9-15-2014	State Street Bank	85,645,000 NZD	72,458,327	72,798,250	339,923
9-16-2014	State Street Bank	18,603,682 EUR	24,914,659	25,000,000	85,341
9-16-2014	State Street Bank	2,500,000 EUR	3,348,082	3,402,625	54,543
9-16-2014	State Street Bank	68,250,000 TRY	31,537,611	31,768,123	230,512
9-16-2014	State Street Bank	9,963,042 EUR	13,342,832	13,425,000	82,168
9-16-2014	State Street Bank	51,200,000 EUR	68,568,713	68,976,640	407,927
9-17-2014	State Street Bank	140,075,000 AUD	129,785,089	130,641,509	856,420
9-25-2014	State Street Bank	260,000,000 HUF	1,106,940	1,136,861	29,921
9-30-2014	State Street Bank	21,600,000 TRY	9,951,874	9,936,242	(15,632)
10-27-2014	State Street Bank	2,650,000 BRL	1,140,907	1,166,373	25,466
10-31-2014	State Street Bank	640,000,000 SEK	92,744,242	93,639,398	895,156

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.78%
FHLMC Series 2012-K706 Class C 144A±	4.02%	11-25-2044	$300,000	$308,362
FHLMC Series 2013-K713 Class B 144A±	3.17	4-25-2046	250,000	249,359
Total Agency Securities (Cost $540,062)				557,721

Asset-Backed Securities : 3.48%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class E 144A	3.82	2-10-2020	250,000	260,332
Avis Budget Rental Car Funding Aesop LLC 2014-1A Class C 144A	3.75	7-20-2020	400,000	398,778
CAL Funding II Limited Series 2012-1A Class A 144A	3.47	10-25-2027	206,250	206,295
Santander Drive Auto Receivables Trust Series 2012-5 Class D	3.30	9-17-2018	95,000	98,421
TAL Advantage LLC Series 2013-1A Class A 144A	2.83	2-22-2038	128,750	127,664
Total Asset-Backed Securities (Cost $1,106,363)				1,091,490

Corporate Bonds and Notes : 37.73%

Consumer Discretionary : 9.13%

Auto Components : 1.21%
United Rentals North America Incorporated	5.75	7-15-2018	365,000	379,600

Automobiles : 0.84%
Ford Motor Company	7.45	7-16-2031	200,000	264,229

Distributors : 0.05%
LKQ Corporation	4.75	5-15-2023	15,000	14,475

Diversified Consumer Services : 0.46%
Service Corporation International	8.00	11-15-2021	124,000	145,390

Hotels, Restaurants & Leisure : 1.93%
CCM Merger Incorporated 144A	9.13	5-1-2019	100,000	105,500
Greektown Holdings LLC 144A	8.88	3-15-2019	120,000	119,400
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	5,000	5,238
International Game Technology	5.35	10-15-2023	175,000	181,114
NAI Entertainment Holdings LLC 144A	5.00	8-1-2018	25,000	25,500
Pinnacle Entertainment Incorporated	7.50	4-15-2021	160,000	169,200
				605,952

Household Durables : 1.25%
DR Horton Incorporated	4.75	5-15-2017	375,000	392,813

Media : 1.86%
CBS Outdoor Americas Capital LLC 144A	5.25	2-15-2022	5,000	4,988
Cinemark USA Incorporated	5.13	12-15-2022	200,000	201,500
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	30,000	31,350
Gray Television Incorporated	7.50	10-1-2020	105,000	109,856
Lamar Media Corporation 144A	5.38	1-15-2024	5,000	5,063
Lamar Media Corporation	5.88	2-1-2022	150,000	158,625
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	5,000	5,388
Lynx II Corporation 144A	6.38	4-15-2023	5,000	5,250
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	25,000	26,500
Nielsen Finance LLC 144A	5.00	4-15-2022	35,000	34,475
				582,995

Specialty Retail : 1.51%
Century Intermediate Holding Company (PIK at 9.75%) 144A¥	9.75	2-15-2019	5,000	5,275
Group 1 Automotive Incorporated 144A	5.00	6-1-2022	20,000	19,700
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	51,625
Sally Holdings Incorporated	6.88	11-15-2019	360,000	383,400
Sonic Automotive Incorporated	5.00	5-15-2023	15,000	14,400
				474,400

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods : 0.02%
William Carter Company %%	5.25%	8-15-2021	$5,000	$5,000

Consumer Staples : 1.31%

Beverages : 1.22%
Constellation Brands Incorporated	7.25	9-1-2016	350,000	382,375

Food Products : 0.09%
B&G Foods Incorporated	4.63	6-1-2021	25,000	24,344
Darling International Incorporated 144A	5.38	1-15-2022	5,000	5,138
				29,482

Energy : 6.37%

Energy Equipment & Services : 2.19%
Bristow Group Incorporated	6.25	10-15-2022	150,000	158,250
Compressco Partners LP 144A%%	7.25	8-15-2022	30,000	29,625
Era Group Incorporated	7.75	12-15-2022	130,000	138,265
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	5,000	5,250
Hilcorp Energy Company 144A	5.00	12-1-2024	10,000	9,875
NGPL PipeCo LLC 144A	7.12	12-15-2017	30,000	30,225
NGPL PipeCo LLC 144A	7.77	12-15-2037	245,000	240,100
PHI Incorporated 144A	5.25	3-15-2019	75,000	75,375
				686,965

Oil, Gas & Consumable Fuels : 4.18%
Denbury Resources Incorporated	6.38	8-15-2021	150,000	156,750
Exterran Partners LP	6.00	4-1-2021	50,000	50,000
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	50,000	51,375
Rose Rock Midstream LP 144A	5.63	7-15-2022	10,000	10,025
Sabine Pass Liquefaction LLC	5.63	4-15-2023	120,000	121,800
Sabine Pass Liquefaction LLC 144A	5.75	5-15-2024	25,000	25,375
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	30,000	31,575
Sabine Pass LNG LP	6.50	11-1-2020	175,000	183,750
Sabine Pass LNG LP	7.50	11-30-2016	50,000	54,500
SemGroup Corporation	7.50	6-15-2021	20,000	21,550
Suburban Propane Partners LP	5.50	6-1-2024	15,000	14,850
Suburban Propane Partners LP	7.38	3-15-2020	45,000	46,913
Williams Companies Incorporated	4.55	6-24-2024	150,000	149,011
WPX Energy Incorporated	5.25	1-15-2017	375,000	393,750
				1,311,224

Financials : 10.90%

Banks : 2.37%
CIT Group Incorporated	3.88	2-19-2019	5,000	4,975
CIT Group Incorporated	4.25	8-15-2017	375,000	386,250
Citigroup Incorporated	6.68	9-13-2043	175,000	216,453
JPMorgan Chase & Company ±	6.00	12-31-2049	135,000	137,025
				744,703

Capital Markets : 1.53%
Jefferies Finance LLC 144A	6.88	4-15-2022	40,000	39,950
Jefferies Finance LLC 144A	7.38	4-1-2020	25,000	26,188
Lazard Group LLC	6.85	6-15-2017	175,000	198,750
Level 3 Financing Incorporated 144A	6.13	1-15-2021	5,000	5,175
Morgan Stanley	4.10	5-22-2023	210,000	210,555
				480,618

Consumer Finance : 3.62%
Ally Financial Incorporated	7.50	9-15-2020	140,000	161,350
General Motors Financial Company Incorporated	2.75	5-15-2016	400,000	404,500

2

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Navient LLC	6.00%	1-25-2017	$350,000	$373,625
SLM Corporation	6.13	3-25-2024	20,000	19,500
SLM Corporation	7.25	1-25-2022	10,000	10,950
SLM Corporation	8.00	3-25-2020	30,000	33,900
SLM Corporation	8.45	6-15-2018	75,000	86,625
Springleaf Finance Corporation	8.25	10-1-2023	40,000	45,600
				1,136,050

Diversified Financial Services : 1.03%
Denali Borrower LLC 144A	5.63	10-15-2020	80,000	82,400
Infinity Acquisition LLC 144A%%	7.25	8-1-2022	50,000	50,000
Moody’s Corporation	4.88	2-15-2024	180,000	192,064
				324,464

Insurance : 1.19%
Endurance Specialty Holdings Limited	7.00	7-15-2034	175,000	209,813
ProAssurance Corporation	5.30	11-15-2023	150,000	162,395
				372,208

Real Estate Management & Development : 0.20%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	60,000	61,500

REITs : 0.96%
American Tower Corporation	3.50	1-31-2023	200,000	194,502
Crown Castle International Corporation	4.88	4-15-2022	20,000	19,800
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	86,700
				301,002

Health Care : 1.19%

Health Care Equipment & Supplies : 0.12%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	35,000	32,900
Teleflex Incorporated 144A	5.25	6-15-2024	5,000	5,075
				37,975

Health Care Providers & Services : 0.64%
Aviv Healthcare Properties LP	6.00	10-15-2021	10,000	10,500
Centene Corporation	4.75	5-15-2022	20,000	20,200
Community Health Systems Incorporated 144A	6.88	2-1-2022	20,000	20,450
Lifepoint Hospitals Incorporated 144A	5.50	12-1-2021	25,000	25,563
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	10,000	10,250
Select Medical Corporation	6.38	6-1-2021	55,000	56,375
Tenet Healthcare Corporation	6.00	10-1-2020	55,000	57,750
				201,088

Health Care Technology : 0.09%
Emdeon Incorporated	11.00	12-31-2019	25,000	28,125

Pharmaceuticals : 0.34%
Endo Finance LLC 144A	7.25	1-15-2022	90,000	95,175
Pinnacle Incorporated 144A	9.50	10-1-2023	10,000	11,000
				106,175

Industrials : 1.89%

Commercial Services & Supplies : 0.64%
ADT Corporation	4.13	4-15-2019	5,000	4,938
ADT Corporation	4.13	6-15-2023	10,000	9,036
ADT Corporation	6.25	10-15-2021	25,000	25,875

3

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Covanta Holding Corporation	5.88%	3-1-2024	$20,000	$20,000
Covanta Holding Corporation	7.25	12-1-2020	25,000	26,750
Iron Mountain Incorporated	5.75	8-15-2024	36,000	36,000
Iron Mountain Incorporated	6.00	8-15-2023	75,000	78,188
				200,787

Machinery : 1.20%
Case New Holland Industrial Incorporated	7.88	12-1-2017	330,000	376,613

Trading Companies & Distributors : 0.05%
Light Tower Rentals Incorporated 144A	8.13	8-1-2019	15,000	15,263

Information Technology : 2.65%

IT Services : 1.81%
Audatex North America Incorporated 144A	6.00	6-15-2021	35,000	36,663
Audatex North America Incorporated 144A	6.13	11-1-2023	5,000	5,225
Cardtronics Incorporated 144A	5.13	8-1-2022	80,000	80,200
Cardtronics Incorporated	8.25	9-1-2018	380,000	397,404
First Data Corporation 144A	7.38	6-15-2019	30,000	31,575
First Data Corporation	11.75	8-15-2021	3,000	3,503
First Data Holdings Incorporated (PIK at 14.50%) 144A¥	14.50	9-24-2019	2,314	2,615
SunGard Data Systems Incorporated	6.63	11-1-2019	10,000	10,250
				567,435

Software : 0.22%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	15,000	15,750
Activision Blizzard Incorporated 144A	6.13	9-15-2023	5,000	5,388
BMC Software Finance Incorporated 144A	8.13	7-15-2021	30,000	29,850
Boxer Parent Company Incorporated 144A	9.00	10-15-2019	20,000	18,600
				69,588

Technology Hardware, Storage & Peripherals : 0.62%
NCR Corporation	5.00	7-15-2022	175,000	172,813
NCR Corporation	5.88	12-15-2021	10,000	10,350
NCR Corporation	6.38	12-15-2023	10,000	10,600
				193,763

Materials : 1.91%

Construction Materials : 0.56%
Martin Marietta Materials Incorporated 144A	4.25	7-2-2024	175,000	175,229

Containers & Packaging : 0.09%
Sealed Air Corporation 144A	8.38	9-15-2021	25,000	27,938

Metals & Mining : 1.26%
Commercial Metals Company	7.35	8-15-2018	350,000	395,500

Telecommunication Services : 1.94%

Diversified Telecommunication Services : 0.69%
GCI Incorporated	6.75	6-1-2021	115,000	115,288
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	95,000	103,075
				218,363

Wireless Telecommunication Services : 1.25%
Level 3 Escrow Company 144A%%	5.38	8-15-2022	20,000	19,600
MetroPCS Wireless Incorporated	6.63	11-15-2020	150,000	157,500
Sprint Capital Corporation	6.88	11-15-2028	25,000	24,375
Sprint Communications Incorporated	7.00	8-15-2020	10,000	10,575
Sprint Corporation 144A	7.25	9-15-2021	10,000	10,650

4

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Sprint Corporation 144A	7.88%	9-15-2023	$90,000	$96,525
T-Mobile USA Incorporated	5.25	9-1-2018	10,000	10,300
T-Mobile USA Incorporated	6.46	4-28-2019	5,000	5,213
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,200
T-Mobile USA Incorporated	6.54	4-28-2020	5,000	5,225
T-Mobile USA Incorporated	6.63	4-1-2023	5,000	5,238
T-Mobile USA Incorporated	6.63	4-28-2021	5,000	5,250
T-Mobile USA Incorporated	6.73	4-28-2022	15,000	15,713
T-Mobile USA Incorporated	6.84	4-28-2023	20,000	21,150
				392,514

Utilities : 0.44%

Independent Power & Renewable Electricity Producers : 0.44%
Calpine Corporation 144A	5.88	1-15-2024	5,000	5,213
Calpine Corporation 144A	6.00	1-15-2022	35,000	36,925
NSG Holdings LLC 144A	7.75	12-15-2025	90,000	97,200
				139,338

Total Corporate Bonds and Notes (Cost $11,816,626)				11,841,139

Foreign Government Bonds @: 27.16%
Brazil (BRL)	10.00	1-1-2017	1,205,000	518,719
Brazil (BRL)	10.00	1-1-2019	1,300,000	544,900
Brazil (BRL)	10.00	1-1-2025	660,000	260,140
Columbia (COP)	7.00	5-4-2022	745,000,000	404,419
Hungary (HUF)	4.00	4-25-2018	145,750,000	640,034
Hungary (HUF)	6.75	8-22-2014	62,500,000	266,939
Hungary (HUF)	6.75	11-24-2017	63,000,000	297,833
Indonesia (IDR)	5.25	5-15-2018	2,850,000,000	227,089
Indonesia (IDR)	7.38	9-15-2016	2,000,000,000	172,317
Indonesia (IDR)	7.88	4-15-2019	10,200,000,000	880,579
Malaysia (MYR)	3.26	3-1-2018	790,000	244,831
Malaysia (MYR)	3.65	10-31-2019	975,000	304,719
Malaysia (MYR)	4.26	9-15-2016	900,000	286,904
Mexico (MXN)	4.75	6-14-2018	9,060,000	688,881
Mexico (MXN)	7.25	12-15-2016	3,600,000	294,643
Poland (PLN)	4.00	10-25-2023	2,625,000	879,879
Republic of South Africa (ZAR)	7.75	2-28-2023	6,350,000	580,010
Republic of South Africa (ZAR)	8.00	12-21-2018	6,150,000	585,469
Romania (RON)	4.75	6-24-2019	340,000	108,787
Romania (RON)	6.00	4-30-2016	1,050,000	337,256
Total Foreign Government Bonds (Cost $8,667,548)				8,524,348

Municipal Obligations : 1.88%

Idaho : 0.41%
Idaho Housing & Finance Association Legacy Public Charter School (Education Revenue)	7.00	5-1-2017	130,000	129,246

Illinois : 0.67%
Chicago IL Series B (GO)	6.31	1-1-2044	200,000	211,316

Texas : 0.80%
North Texas Tollway Authority (Transportation Revenue)	8.91	2-1-2030	210,000	250,173

Total Municipal Obligations (Cost $577,880)				590,735

Non-Agency Mortgage Backed Securities : 14.20%
Americold LLC Trust Series 2010-ARTA Class B 144A	6.03	1-14-2029	200,000	226,829
Banc of America Merrill Lynch Trust Series 2014-ICTS Class D 144A±	2.10	6-15-2028	230,000	230,051
BB-UBS Trust Series 2012-TFT Class C 144A±	3.47	6-5-2030	150,000	143,539
Cli Funding LLC Trust Series 2014-1A Class A 144A	3.29	6-18-2029	396,405	397,634

5

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Commercial Mortgage Trust Series 2012-LC4 Class B ±	4.93%	12-10-2044	$175,000	$190,515
Dell Equipment Finance Trust Series 2014-1 Class D 144A	2.68	6-22-2020	300,000	300,000
FREMF Mortgage Trust Series 2011-K703 Class B 144A±	4.88	7-25-2044	250,000	268,803
FREMF Mortgage Trust Series 2013-K502 Class B 144A±	2.73	3-25-2045	250,000	250,951
GS Mortgage Securities Trust Series 2012 Class B 144A	3.41	12-10-2030	250,000	238,723
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Series D 144A±	4.68	4-15-2047	400,000	374,895
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class B 144A±	5.32	8-15-2046	250,000	282,408
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class D 144A±	4.43	12-15-2047	329,000	333,042
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	27,183
Morgan Stanley Trust Series 2012-C5 Class B ±	4.44	8-15-2045	250,000	264,890
Morgan Stanley Trust Series 2013-C7 Class C ±	4.19	2-15-2046	80,000	80,905
OneMain Financial 144A	3.24	6-18-2024	250,000	250,900
Social Professional Loan Program LLC Series 2014-A Class A2 144A	3.02	10-25-2027	300,000	302,966
Winwater Mortgage Loan Trust Series 2014-1 Class A4 144A±	3.50	6-20-2044	285,177	291,671
Total Non-Agency Mortgage Backed Securities (Cost $4,516,491)				4,455,905

Loans ±: 29.67%
Accellent Incorporated	4.50	3-12-2021	69,825	69,548
Advantage Sales & Marketing LLC <%%	0.00	7-9-2021	1,452	1,443
Advantage Sales & Marketing LLC	4.25	6-26-2021	43,548	43,287
Advantage Sales & Marketing LLC	7.50	7-25-2022	5,000	4,996
Albertson’s LLC	4.75	3-21-2019	17,949	17,938
Alliance Laundry Systems LLC	4.25	12-10-2018	74,872	74,997
Allison Transmission Incorporated	3.75	8-23-2019	152,625	152,091
American Beacon Advisors Incorporated	4.75	11-22-2019	82,825	83,239
Anchor Glass Container Corporation <%%	4.25	6-30-2021	45,000	45,014
Applied Systems Incorporated <%%	4.25	1-25-2021	89,725	89,366
Applied Systems Incorporated	7.50	1-22-2022	5,000	5,048
Ardagh Holdings USA Incorporated	4.00	12-17-2019	24,938	24,823
Arris Group Incorporated	3.50	4-17-2020	36,254	36,064
Atlantic Aviation FBO Incorporated	3.25	5-31-2020	29,738	29,619
Belmond Interfin Limited	4.00	3-21-2021	104,738	104,934
BMC Software Finance Incorporated	5.00	9-10-2020	134,680	133,669
Capital Automotive LP	4.00	4-10-2019	126,721	126,668
CBS Outdoor Americas Capital LLC	3.00	1-31-2021	65,000	64,485
CCC Information Services Incorporated	4.00	12-20-2019	59,891	59,573
CCM Merger Incorporated	6.00	3-1-2017	199,391	198,394
CDW LLC	3.25	4-29-2020	59,250	58,426
CityCenter Holdings LLC	4.25	10-16-2020	63,649	63,556
Community Health Systems Incorporated	4.25	1-27-2021	108,531	108,639
Crown Castle Operating Company	3.00	1-31-2021	246,262	244,191
Darling International Incorporated	3.25	1-3-2021	4,988	4,979
Dave & Buster’s Incorporated <%%	0.00	7-25-2020	10,000	9,994
Dell Incorporated	4.50	4-29-2020	318,597	317,721
Delos Finance SARL	3.50	3-6-2021	20,000	19,930
DineEquity Incorporated	3.75	10-19-2017	245,551	245,244
Doosan Infracore International Incorporated	4.50	5-28-2021	120,000	120,376
Dunkin’ Brands Incorporated	3.25	2-7-2021	122,530	120,028
Emdeon Business Services LLC	3.75	11-2-2018	249,093	248,263
EMI Music Publishing	3.75	6-29-2018	61,512	61,254
Equipower Resources Holdings LLC	4.25	12-21-2018	69,917	69,969
Equipower Resources Holdings LLC	4.25	12-31-2019	64,400	64,448
Exgen Renewables I LLC	5.25	2-14-2021	19,833	20,106
Federal Mogul Corporation	4.75	4-15-2021	335,000	334,859
First Data Corporation	3.67	9-24-2018	350,000	345,625
First Data Corporation	3.67	3-24-2018	55,000	54,473
Focus Brands Incorporated	4.25	2-21-2018	174,225	173,934
Gates Global LLC	4.25	7-3-2021	60,000	59,438
Geo Group Incorporated	3.25	4-3-2020	112,866	112,725
HGIM Corporation	5.50	6-18-2020	218,923	217,487
Hilton Worldwide Finance LLC	3.50	10-26-2020	23,400	23,242
Hub International Limited	4.25	10-2-2020	254,363	253,136
Hubbard Radio LLC	4.50	4-29-2019	41,797	41,902
IMS Health Incorporated	3.50	3-17-2021	54,863	54,451
Intelsat Jackson Holdings	3.75	6-30-2019	240,332	239,388

6

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans ± (continued)
Interactive Data Corporation	4.75%	5-2-2021	$150,000	$150,234
Ipreo Holdings LLC <%%	0.00	7-16-2021	60,000	59,400
KAR Auction Services Incorporated	3.50	3-7-2021	137,499	136,914
Learfield Communications Incorporated	4.50	10-9-2020	139,599	139,774
Level 3 Financing Incorporated	4.00	8-1-2019	288,205	287,413
Live Nation Entertainment Incorporated	3.50	8-17-2020	149,623	148,314
LTS Buyer LLC	4.00	4-11-2020	19,900	19,804
MedAssets Incorporated	4.00	12-12-2019	37,604	37,463
MGM Resorts International	3.50	12-20-2019	246,250	244,270
MPH Acquisition Holdings LLC	4.00	3-31-2021	197,273	196,188
Neff Rental LLC	7.25	6-9-2021	15,000	14,925
New Albertson’s Incorporated	4.75	6-27-2021	40,000	40,174
Nusil Technology LLC	5.25	4-7-2017	4,891	4,793
Ortho-Clinical Diagnostics	4.75	6-30-2021	70,000	69,825
OSG Bulk Ships Incorporated <%%	0.00	7-22-2019	15,000	15,069
OSG International Incorporated <%%	0.00	7-22-2019	120,000	120,226
Peak 10 Incorporated	5.00	6-17-2021	5,000	5,006
Peak 10 Incorporated	8.25	6-17-2022	10,000	10,000
Pep Boys-Manny, Moe & Jack	4.25	10-11-2018	197,000	197,242
Philadelphia Energy Solutions LLC	6.25	4-4-2018	39,500	37,673
Rent-A-Center Incorporated	3.75	3-19-2021	74,813	73,877
Salem Communications Corporation	4.50	3-16-2020	28,900	28,936
Salix Pharmaceuticals Limited	4.25	1-2-2020	9,750	9,781
SBA Senior Finance II LLC	3.25	3-24-2021	200,000	197,250
Sedgwick Incorporated	3.75	3-1-2021	49,875	48,869
Sedgwick Incorporated	6.75	2-28-2022	10,000	9,971
Sophia LP	4.00	7-19-2018	84,660	84,290
Spin Holdco Incorporated	4.25	11-14-2019	304,949	303,043
SRAM LLC First Lien	4.00	4-10-2020	4,092	4,021
Stater Bros. Markets	4.75	5-12-2021	10,000	10,025
Surgery Center Holdings Incorporated <%%	0.00	7-9-2020	25,000	25,000
Surgical Care Affiliates LLC	4.00	6-30-2018	24,750	24,585
Syniverse Holdings Incorporated	4.00	4-23-2019	242,380	241,396
Tallgrass Operations LLC	4.25	11-13-2018	107,071	107,038
Texas Competitive Electric Holdings LLC (s)	4.65	10-10-2014	400,000	304,500
TGI Friday’s Incorporated	5.25	7-15-2020	25,000	24,969
TGI Friday’s Incorporated	9.25	7-15-2021	10,000	9,975
Tmfs Holdings LLC <%%	0.00	7-29-2021	50,000	49,750
TransDigm Group Incorporated	3.75	2-28-2020	299,241	297,505
United Surgical Partners International Incorporated	4.75	4-3-2019	9,875	9,826
USI Incorporated	4.25	12-27-2019	39,825	39,675
USIC Holdings Incorporated	4.00	7-10-2020	29,849	29,489
Valeant Pharmaceuticals International Incorporated	3.75	12-11-2019	170,559	169,962
Valeant Pharmaceuticals International Incorporated	3.75	8-5-2020	7,962	7,933
Vertafore Incorporated	4.25	10-3-2019	73,340	73,279
Vertafore Incorporated	9.75	10-29-2017	10,000	10,125
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	119,397	119,099
Zayo Group LLC	4.00	7-2-2019	9,975	9,894
Total Loans (Cost $9,447,892)				9,311,750

Yankee Corporate Bonds and Notes : 6.13%

Consumer Staples : 0.52%

Food Products : 0.52%
BRF SA 144A	3.95	5-22-2023	175,000	164,010

Energy : 1.27%

Energy Equipment & Services : 0.60%
Transocean Incorporated	3.80	10-15-2022	195,000	189,060

Oil, Gas & Consumable Fuels : 0.67%
Petrobras Global Finance BV	6.25	3-17-2024	200,000	210,560

7

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 0.79%

Banks : 0.79%
BPCE SA 144A	5.15%	7-21-2024	$230,000	$240,888
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	5,000	5,088
				245,976

Health Care : 0.17%

Biotechnology : 0.05%
Grifols Worldwide Operations Limited 144A	5.25	4-1-2022	15,000	15,056

Pharmaceuticals : 0.12%
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	10,000	10,450
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	25,000	27,000
				37,450

Industrials : 1.30%

Building Products : 1.30%
ArcelorMittal	4.25	8-5-2015	400,000	407,000

Information Technology : 0.55%

Technology Hardware, Storage & Peripherals : 0.55%
Seagate Hdd Cayman 144A	4.75	1-1-2025	175,000	172,375

Materials : 0.63%

Paper & Forest Products : 0.63%
Celulosa Arauco y Constitución SA 144A	4.50	8-1-2024	200,000	198,721

Telecommunication Services : 0.51%

Diversified Telecommunication Services : 0.51%
Intelsat Jackson Holdings SA	5.50	8-1-2023	65,000	62,400
Intelsat Jackson Holdings SA	6.63	12-15-2022	5,000	5,025
Intelsat Luxembourg SA	8.13	6-1-2023	85,000	88,188
Virgin Media Secured Finance plc 144A	5.38	4-15-2021	5,000	5,050
				160,663

Utilities : 0.39%

Electric Utilities : 0.39%
Comision Federal de Electricidad 144A	4.88	1-15-2024	115,000	122,303

Total Yankee Corporate Bonds and Notes (Cost $1,912,380)				1,923,174

Short-Term Investments : 6.33%	Yield		Shares

Investment Companies : 5.82%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		1,828,144	1,828,144

		Maturity date	Principal
U.S. Treasury Securities : 0.51%
U.S. Treasury Bill (z)#	0.02	9-18-2014	$160,000	159,996

Total Short-Term Investments (Cost $1,988,137)				1,988,140

8

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Total investments in securities (Cost $40,573,379)*	128.36%	40,284,402
Other assets and liabilities, net	(28.36)	(8,899,925)

Total net assets	100.00%	$31,384,477

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	The security is issued on a when-issued basis.
@	Foreign bond principal is denominated in the local currency of the issuer.
<	All or a portion of the position represents an unfunded loan commitment.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities and/or unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $40,592,628 and unrealized gains (losses) consists of:

Gross unrealized gains	$546,399
Gross unrealized losses	$(854,625)

Net unrealized losses	$(308,226)

9

Wells Fargo Advantage Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments — July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

The values of securities denominated in foreign currencies are translated into to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has not rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2014, the Fund had unfunded term loan commitments of $335,435.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$557,721	$0	$557,721
Asset-backed securities	0	1,091,490	0	1,091,490
Corporate bonds and notes	0	11,841,139	0	11,841,139
Foreign government bonds	0	8,524,348	0	8,524,348
Municipal obligations	0	590,735	0	590,735
Non-agency mortgage backed securities	0	4,455,905	0	4,455,905
Loans	0	8,267,125	1,044,625	9,311,750
Yankee corporate bonds and notes	0	1,923,174	0	1,923,174
Short-term investments

Investment companies	1,828,144	0	0	1,828,144
U.S. Treasury securities	110,000	49,996	0	159,996

	1,939,144	49,996	0	1,988,140
Forward foreign currency contracts	0	3,072	0	3,072
Futures contracts	43,719	0	0	43,719

Total assets	$1,981,863	$37,304,705	$1,044,625	$40,331,193

Liabilities
Forward foreign currency contracts	0	6,950	0	6,950
Futures contracts	7,418	0	0	7,418

Total liabilities	$7,418	$6,950	$0	$14,368

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2014, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2013	$510,983
Accrued discounts (premiums)	($537)
Realized gains (losses)	$662
Change in unrealized gains (losses)	$298
Purchases	$908,347
Sales	($171,817)
Transfers into Level 3	$38,762
Transfers out of Level 3	($242,073)

Balance as of July 31, 2014	$1,044,625

Change in unrealized gains (losses) relating to securities still held at July 31, 2014	$3,915

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the nine months ended July 31, 2014, the Fund entered into futures contracts to manage duration exposure.

At July 31, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract Value at July 31, 2014	Unrealized gains (losses)
9-30-2014	JPMorgan Securities LLC	22 Short	5-Year U.S. Treasury Notes	$2,614,391	$10,013

9-19-2014	JPMorgan Securities LLC	6 Short	U.S. Treasury Bonds	824,438	(7,418)
9-19-2014	JPMorgan Securities LLC	89 Short	10-Year U.S. Treasury Notes	11,090,234	33,706

During the nine months ended July 31, 2014, the Fund entered into forward foreign currency contracts for hedging purposes.

At July 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized losses
9-30-2014	State Street Bank	870,000 TRY	$400,839	$407,160	$(6,321)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
8-29-2014	State Street Bank	6,525,000 ZAR	$606,021	$609,093	$3,072
9-30-2014	State Street Bank	870,000 TRY	400,839	400,210	(629)

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 88.21%

Australia : 3.94%
AMP Limited (Financials, Insurance)	348,157	$1,757,459
BHP Billiton Limited (Materials, Metals & Mining)	24,200	859,255
Healthscope Limited (Health Care, Health Care Providers & Services)†(a)	56,600	118,872
Insurance Australia Group Limited (Financials, Insurance)	162,900	948,058
Mirvac Group (Financials, REITs)	816,890	1,366,508
Newcrest Mining Limited (Materials, Metals & Mining)†	96,600	965,020
OceanaGold Corporation (Materials, Metals & Mining)†«	428,800	1,225,145
		7,240,317

Bermuda : 2.30%
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	664,241	998,145
First Pacific Company Limited (Financials, Diversified Financial Services)	1,289,000	1,540,986
Li & Fung Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	602,000	801,937
Pacific Basin Shipping Limited (Industrials, Marine)	1,457,000	877,644
		4,218,712

Cayman Islands : 1.56%
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	510,000	898,070
GCL-Poly Energy Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	3,811,000	1,230,319
SINA Corporation (Information Technology, Internet Software & Services)†	15,200	735,528
		2,863,917

China : 21.61%
Agricultural Bank of China (Financials, Banks)	9,630,000	4,665,256
AviChina Industry & Technology Company Limited (Industrials, Aerospace & Defense)	3,780,000	2,180,565
Bank of China Limited (Financials, Banks)	9,106,000	4,351,654
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,806,000	1,173,767
BYD Company Limited (Consumer Discretionary, Automobiles)	174,000	1,151,875
China Cinda Asset Management Company Limited (Financials, Capital Markets)†	3,544,000	2,019,832
China CNR Corp Limited (Industrials, Machinery)†	2,271,300	1,904,949
China Longyuan Power Group (Utilities, Independent Power & Renewable Electricity Producers)	748,000	760,030
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	200,000	2,185,328
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	2,092,000	2,048,077
China Shipping Container Lines Company Limited Class H (Industrials, Marine)†	3,113,000	899,125
China Singyes Solar Technologies Holdings Limited (Industrials, Construction & Engineering)	862,000	1,256,436
Fu Shou Yuan International Group Limited (Consumer Discretionary, Diversified Consumer Services)†	1,477,891	760,460
Guodian Technology & Environment Group Corporation Limited (Industrials, Electrical Equipment)	2,925,000	655,566
Honworld Group Limited (Consumer Staples, Food Products)144A	969,000	781,447
Huaneng Renewables Corporation Limited (Utilities, Independent Power & Renewable Electricity Producers)	2,616,000	866,847
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	6,078,000	4,145,303
Kingdee International Software Group Company Limited (Information Technology, Software)†	2,748,000	948,922
MicroPort Scientific Corporation (Health Care, Health Care Equipment & Supplies)†	1,239,800	742,861
Ozner Water International Holding Limited (Consumer Discretionary, Household Durables)†	723,200	299,543
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,752,000	2,270,714
Ping An Insurance Group Company of China Limited (Financials, Insurance)	115,700	983,103
Qinhuangdao Port Company Limited (Industrials, Transportation Infrastructure)	1,513,000	790,374
Shanghai Fosun Pharmaceutical Company Limited (Health Care, Pharmaceuticals)†	233,000	767,351
Tencent Holdings Limited (Information Technology, Internet Software & Services)	64,500	1,047,464
		39,656,849

Hong Kong : 3.89%
China Everbright International Limited (Industrials, Commercial Services & Supplies)	1,430,000	1,909,111
China Everbright Limited (Financials, Capital Markets)	882,000	1,360,926
China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	418,000	1,408,806
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	632,000	1,921,790
Hui Xian Real Estate Investment Trust (Financials, REITs)	948,000	543,804
		7,144,437

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name	Shares	Value
India : 3.12%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)†	152,000	$932,598
HDFC Bank Limited (Financials, Banks)	23,200	317,293
HDFC Bank Limited-Foreign Shares (Financials, Banks)	69,400	1,019,399
Hindalco Industries Limited (Materials, Metals & Mining)	580,400	1,822,811
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	20,900	867,155
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	116,900	759,260
		5,718,516

Indonesia : 3.98%
PT Bekasi Fajar Industrial Estate Tbk (Financials, Real Estate Management & Development)	26,632,900	1,337,925
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	197,800	914,638
PT Multipolar Tbk (Consumer Discretionary, Multiline Retail)	14,249,400	911,142
PT Semen Gresik Persero Tbk (Materials, Construction Materials)	1,236,100	1,733,790
PT Timah Tbk (Metal Mining, Metals & Mining)	6,541,100	796,069
PT Wijaya Karya Beton Tbk (Materials, Construction Materials)†	21,436,000	1,614,476
		7,308,040

Japan : 30.07%
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	49,100	1,042,024
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	58,000	990,368
CYBERDYNE Incorporated (Health Care, Health Care Equipment & Supplies)†«	23,700	840,525
FANUC Corporation (Industrials, Machinery)	7,300	1,261,661
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	33,700	961,032
FUJIFILM Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	81,800	2,335,048
GLP J-REIT (Financials, REITs)	3,050	3,399,638
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	300,000	2,325,240
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	26,400	919,012
Hulic REIT Incorporated (Financials, REITs)†	1,200	2,059,545
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	162,700	2,411,320
Japan Airlines Company Limited (Industrials, Airlines)	57,300	3,165,106
Kawasaki Heavy Industries Limited (Industrials, Machinery)	315,000	1,225,385
M3 Incorporated (Health Care, Health Care Technology)	140,000	2,259,591
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	290,000	3,615,843
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	137,000	1,808,610
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	161,000	1,049,500
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	84,000	2,773,999
Modec Incorporated (Energy, Energy Equipment & Services)	44,100	1,102,726
Mori Hills REIT Corporation (Financials, REITs)	900	1,316,791
Nagoya Railroad Company Limited (Industrials, Road & Rail)	806,000	3,372,817
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	25,300	1,680,028
Otsuka Corporation (Information Technology, IT Services)	23,100	1,052,513
Resona Holdings Incorporated (Financials, Banks)	242,000	1,348,563
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	34,500	2,480,145
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	808,000	3,516,178
Toshiba Corporation (Industrials, Industrial Conglomerates)	449,000	1,996,997
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	31,500	1,859,760
West Holdings Corporation (Consumer Discretionary, Household Durables)	70,700	1,017,919
		55,187,884

Malaysia : 0.49%
Barakah Offshore Petroleum Bhd (Energy, Energy Equipment & Services)†	1,808,800	895,941

New Zealand : 0.51%
Infratil Limited (Utilities, Electric Utilities)	447,100	944,318

Philippines : 1.52%
ABS-CBN Holdings Corporation (Consumer Discretionary, Media)	969,200	847,047
Pepsi-Cola Products Philippines Incorporated (Consumer Staples, Beverages)†	8,608,000	936,488
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	14,350	1,010,478
		2,794,013

2

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Singapore : 3.19%
CapitaRetail China Trust (Financials, REITs)	1,074,000	$1,466,481
First Resources Limited (Consumer Staples, Food Products)	454,000	819,134
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	280,000	623,327
Lippo Malls Indonesia Retail Trust (Financials, REITs)	3,603,000	1,198,792
Midas Holdings Limited (Materials, Metals & Mining)	2,357,000	819,690
Raffles Medical Group Limited (Health Care, Health Care Providers & Services)	3,607	11,284
Singapore Post Limited (Industrials, Air Freight & Logistics)	650,000	917,034
		5,855,742

South Korea : 5.45%
Hana Financial Group Incorporated (Financials, Banks)	23,390	941,981
Hanssem Company Limited (Consumer Discretionary, Household Durables)	13,000	1,180,514
KB Financial Group Incorporated (Financials, Banks)	25,000	976,610
Korea Electric Power Corporation (Utilities, Electric Utilities)	24,930	1,028,766
LG Chem Limited (Materials, Chemicals)	4,700	1,315,251
NCsoft Corporation (Information Technology, Software)	4,300	643,948
POSCO (Materials, Metals & Mining)	8,800	2,859,606
Suprema Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	42,600	1,049,857
		9,996,533

Taiwan : 6.09%
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	360,795	999,482
Chroma Ate Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	309,000	818,941
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	144,000	836,719
CTCI Corporation (Industrials, Construction & Engineering)	490,000	810,848
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	342,000	771,548
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,047,000	857,560
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	209,000	868,087
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	515,000	702,915
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	784,000	3,143,277
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,036,000	1,373,518
		11,182,895

Thailand : 0.49%
PTT Exploration and Production PCL (Energy, Oil, Gas & Consumable Fuels)	179,000	905,870

Total Common Stocks (Cost $144,864,228)		161,913,984

Investment Companies : 0.97%

Hong Kong : 0.52%
CSOP FTSE China A50 ETF	770,800	959,764

United States : 0.45%
Market Vectors India Small-Cap Index ETF	17,983	824,880

Total Investment Companies (Cost $1,559,073)		1,784,644

Expiration date

Participation Notes : 5.21%

China : 5.21%
HSBC Bank plc (China Vanke Company Limited Class A) (Financials, Real Estate Management & Development)†	2-11-2019	635,000	1,018,222

3

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name			Expiration date	Shares	Value
China (continued)
HSBC Bank plc (Qingdao Haier Company Limited Class A) (Consumer Discretionary, Household Durables)†			6-8-2020	702,500	$1,844,432
HSBC Bank plc (Shanghai International Airport Company Limited Class A) (Industrials, Transportation Infrastructure)†			8-8-2020	693,500	1,538,865
HSBC Bank plc (Shenzhen Fuanna Bedding & Furnishing Company Limited Class A) (Consumer Discretionary, Household Durables)†			10-31-2023	383,901	755,490
HSBC Bank plc (Weichai Power Company Limited Class A) (Industrials, Machinery)†			12-20-2021	395,000	1,320,506
Standard Chartered Bank (Daqin Railway Company Limited Class A) (Industrials, Road & Rail)†			4-3-2015	1,192,300	1,378,851
Standard Chartered Bank (Henan Shuanghui Investment & Development Company Limited Class A) (Consumer Staples, Food Products)†			4-10-2015	128,300	787,796
Standard Chartered Bank (SAIC Motor Corporation Limited Class A) (Consumer Discretionary, Automobiles)†			4-29-2015	350,000	923,469
Total Participation Notes (Cost $8,898,870)					9,567,631

		Dividend yield
Preferred Stocks : 0.96%

South Korea : 0.96%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) ±		1.44%		1,700	1,758,148

Total Preferred Stocks (Cost $1,178,284)					1,758,148

		Yield
Short-Term Investments : 4.51%

Investment Companies : 4.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07		6,415,127	6,415,127
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)		0.11		1,864,609	1,864,609
Total Short-Term Investments (Cost $8,279,736)					8,279,736

Total investments in securities (Cost $164,780,191)*	99.86%				183,304,143
Other assets and liabilities, net	0.14				248,313

Total net assets	100.00%				$183,552,456

†	Non-income-earning security
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $167,414,850 and unrealized gains (losses) consists of:

Gross unrealized gains	$22,557,089
Gross unrealized losses	(6,667,796)

Net unrealized gains	$15,889,293

4

Wells Fargo Advantage Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Australia	$0	$7,240,317	$0	$7,240,317
China	3,721,467	37,901,229	0	41,622,696
Hong Kong	0	12,261,219	0	12,261,219
India	0	5,718,516	0	5,718,516
Indonesia	0	7,308,040	0	7,308,040
Japan	0	55,187,884	0	55,187,884
Malaysia	0	895,941	0	895,941
New Zealand	0	944,318	0	944,318
Philippines	847,047	1,946,966	0	2,794,013
Singapore	917,034	4,938,708	0	5,855,742
South Korea	0	9,996,533	0	9,996,533
Taiwan	0	11,182,895	0	11,182,895

Thailand	905,870	0	0	905,870
Investment companies
Hong Kong	959,764	0	0	959,764
United States	824,880	0	0	824,880
Participation notes	0	9,567,631	0	9,567,631
Preferred stocks
South Korea	0	1,758,148	0	1,758,148
Short-term investments
Investment companies	6,415,127	1,864,609	0	8,279,736

Total assets	$14,591,189	$168,712,954	$0	$183,304,143

Liabilities
Forward foreign currency contracts	$1,697	$0	$0	$1,697

Total liabilities	$1,697	$0	$0	$1,697

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

As of July 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized losses
8-4-2014	State Street Bank	3,219,055,297 IDR	$278,044	$279,602	$(1,558)
8-5-2014	State Street Bank	3,083,088,663 IDR	266,300	266,439	(139)

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.40%

Australia : 2.24%
Arrium Limited (Materials, Metals & Mining)	198,700	$149,300
Bendigo Bank Limited (Financials, Banks)	26,100	307,072
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	36,300	268,818
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	188,671
Fortescue Metals Group Limited (Materials, Metals & Mining)	29,600	132,704
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	20,800	259,567
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	77,071
Mineral Resources Limited (Materials, Metals & Mining)	14,900	151,298
Primary Health Care Limited (Health Care, Health Care Providers & Services)	34,700	155,157
Seven Network Limited (Industrials, Trading Companies & Distributors)	15,300	108,325
Toll Holdings Limited (Industrials, Air Freight & Logistics)	26,100	131,121
United Construction Group Limited (Industrials, Construction & Engineering)	14,100	90,504
		2,019,608

Austria : 0.40%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	213,159
Voestalpine AG (Materials, Metals & Mining)	3,400	149,626
		362,785

Belgium : 1.76%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	7,056	761,573
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	234,926
Telenet Group Holding NV (Consumer Discretionary, Media)†	4,243	226,795
UCB SA (Health Care, Pharmaceuticals)	3,962	363,411
		1,586,705

Brazil : 0.50%
Ambev SA ADR (Consumer Staples, Beverages)	8,455	58,255
Banco do Brasil SA (Financials, Banks)	12,100	147,840
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	17,700	156,735
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	86,786
		449,616

Canada : 2.14%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	4,500	483,244
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	4,600	299,917
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	7,282	854,834
WestJet Airlines Limited (Industrials, Airlines)	11,100	286,471
		1,924,466

China : 7.07%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	7,481	1,616,270
Biostime International Holdings Limited (Consumer Staples, Food Products)	59,500	270,984
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	220,000	107,219
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	101,500	1,109,054
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	369,200	361,448
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	141,500	135,625
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	390,000	692,550
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	687,000	468,546
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	93,488
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	80,800	593,209
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	69,000	85,107
Tencent Holdings Limited (Information Technology, Internet Software & Services)	35,500	576,511
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	586,241	249,766
		6,359,777

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
Czech Republic : 0.10%
CEZ AS (Utilities, Electric Utilities)	3,200	$90,889

Denmark : 0.23%
ISS AS (Consumer Discretionary, Commercial Services & Supplies)†	1,294	41,491
Rockwool International AS B Shares (Industrials, Building Products)	973	162,244
		203,735

Finland : 0.17%
TietoEnator Oyj (Information Technology, IT Services)	5,800	154,173

France : 5.24%
Alstom SA (Industrials, Machinery)†	5,100	183,423
Arkema SA (Materials, Chemicals)	910	84,374
AXA SA (Financials, Insurance)	9,900	227,449
BNP Paribas SA (Financials, Banks)	3,600	238,872
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	1,400	153,579
Credit Agricole SA (Financials, Banks)	10,900	147,449
L’Oreal SA (Consumer Staples, Personal Products)	1,326	223,908
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,338	230,166
Pernod-Ricard SA (Consumer Staples, Beverages)	2,620	293,417
Publicis Groupe (Consumer Discretionary, Media)	1,887	136,908
Renault SA (Consumer Discretionary, Automobiles)	2,500	208,700
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	3,700	388,466
Schneider Electric SA (Industrials, Electrical Equipment)	5,502	466,330
SCOR SE (Financials, Insurance)	7,700	247,700
Societe Generale SA (Financials, Banks)	3,700	185,749
Thales SA (Industrials, Aerospace & Defense)	4,200	238,873
Total SA (Energy, Oil, Gas & Consumable Fuels)	6,000	386,968
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	4,200	105,413
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	18,264	571,874
		4,719,618

Germany : 10.44%
Allianz AG (Financials, Insurance)	2,300	382,918
BASF SE (Materials, Chemicals)	2,900	300,132
Bayer AG (Health Care, Pharmaceuticals)	12,651	1,668,749
Beiersdorf AG (Consumer Staples, Personal Products)	4,595	414,167
Daimler AG (Consumer Discretionary, Automobiles)	4,800	396,090
Deutsche Bank AG (Financials, Capital Markets)	3,300	112,855
Deutsche Post AG (Industrials, Air Freight & Logistics)	23,327	746,340
E.ON SE (Utilities, Multi-Utilities)	8,100	152,914
Hannover Rueckversicherung AG (Financials, Insurance)	2,200	187,800
Linde AG (Materials, Chemicals)	5,577	1,137,477
Metro AG (Consumer Staples, Food & Staples Retailing)†	18,444	664,630
MTU Aero Engines AG (Industrials, Aerospace & Defense)	4,021	345,928
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,400	297,041
Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,800	87,406
Rheinmetall AG (Industrials, Industrial Conglomerates)	9,699	587,874
RWE AG (Utilities, Multi-Utilities)	2,900	116,430
SAP AG (Information Technology, Software)	6,787	533,403
Siemens AG (Industrials, Industrial Conglomerates)	6,275	774,938
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	2,900	119,758
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	368,989
		9,395,839

Hong Kong : 3.31%
AIA Group Limited (Financials, Insurance)	189,800	1,016,830
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	62,000	539,889
China Everbright Limited (Financials, Capital Markets)	546,000	842,478
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	1,902,366	331,378
Wheelock & Company Limited (Financials, Real Estate Management & Development)	22,000	110,929

2

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	$140,357
		2,981,861

India : 0.77%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	17,613	106,523
Gail Limited (Utilities, Gas Utilities)	4,100	173,881
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	6,600	259,512
Tata Steel Limited GDR (Industrials, Machinery)	17,100	155,610
		695,526

Indonesia : 0.21%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	196,000	187,997

Ireland : 1.20%
Covidien plc (Health Care, Health Care Equipment & Supplies)	7,884	682,045
CRH plc (Materials, Construction Materials)	10,227	238,010
Smurfit Kappa Group plc (Materials, Containers & Packaging)	7,500	162,759
		1,082,814

Israel : 0.52%
Bank Hapoalim Limited (Financials, Banks)	38,000	221,663
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	246,311
		467,974

Italy : 2.44%
Anima Holding SpA (Financials, Capital Markets)†	90,672	540,051
Enel SpA (Utilities, Electric Utilities)	48,100	273,832
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	31,339	797,449
Intesa Sanpaolo SpA (Financials, Banks)	197,711	587,127
		2,198,459

Japan : 19.00%
Adeka Corporation (Materials, Chemicals)	20,600	283,997
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	128,165
Alpine Electronics Incorporated (Consumer Discretionary, Household Durables)	11,600	182,734
Aozora Bank Limited (Financials, Banks)	41,000	139,322
Daiichikosho Company Limited (Consumer Discretionary, Media)	7,300	216,545
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	35,000	710,473
Daiwa Securities Group Incorporated (Financials, Capital Markets)	133,000	1,116,666
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	185,225
Fuji Oil Company Limited (Consumer Staples, Food Products)	8,800	140,605
Fukuoka Financial Group Incorporated (Financials, Banks)	23,000	117,662
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	82,000	635,566
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	5,400	187,980
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	140,000	647,428
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	185,898
JS Group Corporation (Industrials, Building Products)	12,100	293,326
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,500	146,550
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	10,400	597,822
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	162,776
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	191,455
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,000	210,841
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	83,304
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	8,800	185,432
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	177,800	1,048,540
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	14,400	230,938
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	13,000	429,309
Mitsui OSK Lines Limited (Industrials, Marine)	125,000	463,156
Mizuho Financial Group Incorporated (Financials, Banks)	154,300	299,569
NGK Insulators Limited (Industrials, Machinery)	33,000	780,791
Nichirei Corporation (Consumer Staples, Food Products)	900	4,269

3

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	7,900	$524,594
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	15,800	155,004
Nitto Denko Corporation (Materials, Chemicals)	12,700	566,756
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	11,700	205,173
Olympus Corporation (Health Care, Health Care Equipment & Supplies)†	21,600	777,250
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,700	312,980
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	6,000	191,057
Rengo Company Limited (Materials, Containers & Packaging)	23,000	105,071
Resona Holdings Incorporated (Financials, Banks)	43,800	244,079
Sankyu Incorporated (Industrials, Road & Rail)	28,000	136,340
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	32,254
Sharp Corporation (Consumer Discretionary, Household Durables)†	85,000	264,758
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	3,541	254,556
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	131,652
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	19,900	262,243
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,000	183,252
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	326,116
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	22,000	144,303
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	9,500	172,495
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	21,700	1,281,168
Tsumura & Company (Health Care, Pharmaceuticals)	5,600	134,634
West Holdings Corporation (Consumer Discretionary, Household Durables)	21,500	309,551
West Japan Railway Company (Industrials, Road & Rail)	4,300	195,032
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	21,000	181,828
		17,098,490

Liechtenstein : 0.13%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)	1,400	121,089

Mexico : 1.00%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	25,215	897,402

Netherlands : 3.56%
Aegon NV (Financials, Insurance)	17,300	140,297
Akzo Nobel NV (Materials, Chemicals)	10,512	757,112
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	8,953	844,359
ING Groep NV (Financials, Diversified Financial Services)†	16,600	215,594
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	15,600	272,007
Nielsen Holdings NV (Industrials, Professional Services)	2,338	107,805
Unilever NV (Consumer Staples, Food Products)	13,619	560,504
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	6,872	309,894
		3,207,572

Norway : 1.52%
DnB Nor ASA (Financials, Banks)	12,100	214,431
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	25,569	180,185
Marine Harvest ASA (Consumer Staples, Food Products)	43,990	598,372
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	5,700	162,875
Yara International ASA (Materials, Chemicals)	4,600	210,816
		1,366,679

Poland : 0.09%
Asseco Poland SA (Information Technology, Software)	5,900	78,485

Russia : 1.33%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	196,166
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	234,360
Mobile TeleSystems ADR (Telecommunication Services, Wireless Telecommunication Services)(a)	68,764	530,863
Sberbank of Russia (Financials, Banks)(a)	115,453	237,759
		1,199,148

4

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Singapore : 0.28%
DBS Group Holdings Limited (Financials, Banks)	17,000	$247,679

South Africa : 0.28%
Barclays Africa Group Limited (Financials, Banks)	9,300	144,701
Imperial Holding Limited (Consumer Discretionary, Distributors)	5,700	104,975
		249,676

South Korea : 3.20%
Hana Financial Group Incorporated (Financials, Banks)	16,119	649,157
Industrial Bank of Korea (Financials, Banks)	13,500	200,161
KJB Financial Group Company Limited (Financials, Banks)†	1,044	12,392
KNB Financial Group Company Limited (Financials, Banks)†	1,595	21,492
Naver Corporation (Information Technology, Internet Software & Services)	230	164,231
Orion Corporation (Consumer Staples, Food Products)	172	156,746
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2	2,588
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	837	536,555
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	3,692	947,743
Woori Finance Holdings Company Limited (Financials, Banks)	13,760	185,404
		2,876,469

Spain : 0.59%
Banco Santander Central Hispano SA (Financials, Banks)	22,800	229,078
Grifols SA (Health Care, Biotechnology)	4,137	186,735
Grifols SA ADR (Health Care, Biotechnology)	3,223	118,187
		534,000

Sweden : 1.37%
Boliden AB (Materials, Metals & Mining)	9,400	152,281
Electrolux AB Class B (Consumer Discretionary, Household Durables)	123	3,051
Nordea Bank AB (Financials, Banks)	15,000	201,162
Saab AB (Industrials, Aerospace & Defense)	9,100	248,727
Volvo AB Class B (Industrials, Machinery)	51,239	625,562
		1,230,783

Switzerland : 7.46%
ABB Limited (Industrials, Electrical Equipment)	27,464	631,613
Actelion Limited (Health Care, Biotechnology)	3,205	384,939
Baloise Holding AG (Financials, Insurance)	2,000	240,810
Credit Suisse Group AG (Financials, Capital Markets)	9,117	247,324
Georg Fischer AG (Industrials, Machinery)	300	198,248
Holcim Limited (Materials, Construction Materials)	37	2,961
Nestle SA (Consumer Staples, Food Products)	11,993	887,962
Novartis AG (Health Care, Pharmaceuticals)	8,991	782,205
Roche Holdings AG (Health Care, Pharmaceuticals)	3,069	890,641
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	566	301,838
Swiss Life Holding (Financials, Insurance)	600	138,749
Swiss Reinsurance AG (Financials, Insurance)	3,900	331,529
Syngenta AG (Materials, Chemicals)	495	175,356
UBS AG (Financials, Capital Markets)	14,380	247,070
Valora Holding AG (Consumer Discretionary, Specialty Retail)	300	72,516
Zurich Financial Services AG (Financials, Insurance)	4,058	1,178,889
		6,712,650

Thailand : 0.13%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	121,232

United Kingdom : 16.24%
Amlin plc (Financials, Insurance)	19,500	149,820
Anglo American plc (Materials, Metals & Mining)	9,600	257,817

5

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name		Shares	Value
United Kingdom (continued)
AstraZeneca plc (Health Care, Pharmaceuticals)		9,400	$686,354
Aviva plc (Financials, Insurance)		22,000	186,181
BAE Systems plc (Industrials, Aerospace & Defense)		49,700	358,185
Barclays plc (Financials, Banks)		50,000	189,534
Bellway plc (Consumer Discretionary, Household Durables)		4,200	106,608
BP plc (Energy, Oil, Gas & Consumable Fuels)		154,316	1,256,709
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		45,500	297,884
Capita plc (Industrials, Professional Services)		39,449	798,779
Centrica plc (Utilities, Multi-Utilities)		21,200	110,462
Croda International plc (Materials, Chemicals)		9,612	340,949
Diageo plc (Consumer Staples, Beverages)		1,021	30,663
Firstgroup plc (Industrials, Road & Rail)†		32,500	69,097
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		4,400	106,034
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		3,635	157,373
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		7,295	295,964
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		54,000	284,627
Johnson Matthey plc (Materials, Chemicals)		10,064	501,457
Liberty Global plc Class A (Consumer Discretionary, Media)		6,779	282,006
Liberty Global plc Class C (Consumer Discretionary, Media)†		11,792	471,562
Man Group plc (Financials, Capital Markets)		347,563	694,661
Mondi plc (Materials, Paper & Forest Products)		12,800	224,179
Old Mutual plc - London Exchanges (Financials, Insurance)		59,600	196,070
Pace plc (Consumer Discretionary, Household Durables)		19,300	103,777
Petrofac Limited (Energy, Energy Equipment & Services)		5,600	103,199
Prudential plc (Financials, Insurance)		13,019	299,227
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		5,780	510,243
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)		52,825	922,129
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		18,100	779,418
Royal Mail plc (Industrials, Air Freight & Logistics)		398	2,794
SABMiller plc (Consumer Staples, Beverages)		13,860	754,699
Saga plc (Financials, Diversified Financial Services)†		36,653	108,292
Smiths Group plc (Industrials, Industrial Conglomerates)		29,458	632,121
Tesco plc (Consumer Staples, Food & Staples Retailing)		39,100	169,644
Tullett Prebon plc (Financials, Capital Markets)		20,600	85,849
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		180,381	600,685
WH Smith plc (Consumer Discretionary, Specialty Retail)		13,300	253,106
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		48,700	138,225
Wolseley plc (Industrials, Trading Companies & Distributors)		12,083	629,065
WPP plc (Consumer Discretionary, Media)		23,595	469,695
			14,615,143

United States : 1.48%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		3,066	293,018
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†		1,850	90,743
QUALCOMM Incorporated (Information Technology, Communications Equipment)		7,896	581,935
Schlumberger Limited (Energy, Energy Equipment & Services)		3,386	367,009
			1,332,705

Total Common Stocks (Cost $72,510,328)			86,771,044

	Expiration date	Shares
Participation Notes : 0.47%

United Kingdom : 0.47%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)†	11-17-2016	21,500	196,942
Standard Chartered Bank plc (KweichowMoutai Company Limited) (Financials, Banks)†	4-24-2015	8,730	226,621

Total Participation Notes (Cost $384,405)			423,563

6

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name		Dividend yield	Shares	Value
Preferred Stocks : 1.18%
Brazil : 0.28%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±		12.47%	13,600	$110,718
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±		0.00	11,100	142,520
				253,238

Germany : 0.90%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.51	3,760	418,113
Volkswagen AG (Consumer Discretionary, Automobiles) ±		2.40	1,678	389,696
				807,809

Total Preferred Stocks (Cost $1,103,779)				1,061,047

Short-Term Investments : 2.03%
		Yield	Shares
Investment Companies : 2.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	1,101,657	1,101,657
Wells Fargo Securities Lending Cash Investments, LLC (r)(l)(u)		0.11	728,200	728,200
				1,829,857

Total Short-Term Investments (Cost $1,829,857)				1,829,857

Total investments in securities (Cost $75,828,369)*	100.08%			90,085,511

Other assets and liabilities, net	(0.08)			(76,365)

Total net assets	100.00%			$90,009,146

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(v)	The security represents an investment of cash collateral received from securities on loan.
##	All or a portion of this security has been segregated for when-issued and/or unfunded loans.

Cost for federal income tax purposes is $78,275,637 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,793,310
Gross unrealized losses	(5,983,436)

Net unrealized gains	$11,809,874

7

Wells Fargo Advantage Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$77,071	$1,942,537	$0	$2,019,608
Austria	0	362,785	0	362,785
Belgium	0	1,586,705	0	1,586,705
Brazil	449,616	0	0	449,616
Canada	1,924,466	0	0	1,924,466
China	1,616,270	4,743,507	0	6,359,777
Czech Republic	90,889	0	0	90,889
Denmark	0	203,735	0	203,735
Finland	0	154,173	0	154,173
France	0	4,719,618	0	4,719,618
Germany	0	9,395,839	0	9,395,839
Hong Kong	331,378	2,650,483	0	2,981,861
India	589,003	106,523	0	695,526
Indonesia	0	187,997	0	187,997
Ireland	682,045	400,769	0	1,082,814

Israel	0	467,974	0	467,974
Italy	540,051	1,658,408	0	2,198,459
Japan	0	17,098,490	0	17,098,490
Liechtenstein	121,089	0	0	121,089
Mexico	897,402	0	0	897,402
Netherlands	107,805	3,099,767	0	3,207,572
Norway	391,001	975,678	0	1,366,679
Poland	0	78,485	0	78,485
Russia	234,360	964,788	0	1,199,148
Singapore	0	247,679	0	247,679
South Africa	0	249,676	0	249,676
South Korea	33,884	2,842,585	0	2,876,469
Spain	118,187	415,813	0	534,000
Sweden	0	1,230,783	0	1,230,783
Switzerland	0	6,712,650	0	6,712,650
Thailand	121,232	0	0	121,232
United Kingdom	1,202,809	13,412,334	0	14,615,143
United States	1,332,705	0	0	1,332,705
Preferred stocks
Brazil	253,238	0	0	253,238
Germany	0	807,809	0	807,809
Participation notes	0	423,563	0	423,563
Short-term investments
	1,101,657	728,200	0	1,829,857

Investment companies	$12,216,158	$77,869,353	$0	$90,085,511
Forward foreign currency contracts	0	19,886	0	19,886

Total assets	$12,216,158	$77,889,239	$0	$90,105,397

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

During the nine months ended July 31, 2014, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At July 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized gains
10-7-2014	Barclays	209,327,000 JPY	$2,035,786	$2,055,672	$19,886

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 92.51%

Argentina : 0.35%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)«	201,800	$18,666,500

Brazil : 12.15%
All America Latina Logistica SA (Industrials, Road & Rail)	13,132,870	50,360,758
Ambev SA ADR (Consumer Staples, Beverages)	13,527,000	93,201,030
B2W Cia Digital (Consumer Discretionary, Internet & Catalog Retail)†	1,278,734	18,346,134
B2W Global Do Varejo (Consumer Discretionary, Internet & Catalog Retail)†	2,048,390	30,155,912
Banco Bradesco SA ADR (Financials, Banks)	7,782,708	118,919,778
BM&F Bovespa SA (Financials, Diversified Financial Services)	10,214,000	54,519,687
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	1,106,278	27,103,811
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)†	4,603,572	3,084,266
Cetip SA (Financials, Capital Markets)	4,192,537	58,653,939
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	1,271,600	38,393,212
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	1,421,200	33,764,267
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	2,543,200	40,538,608
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)	2,462,953	41,426,869
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	2,322,600	19,420,263
Vale SA ADR (Materials, Metals & Mining)«	1,221,636	17,530,477
		645,419,011

Chile : 1.15%
Banco Santander Chile SA ADR (Financials, Banks)	1,282,700	32,619,061
Inversiones La Construccion (Financials, Diversified Financial Services)	100,000	1,200,986
SACI Falabella (Consumer Discretionary, Multiline Retail)	3,435,175	27,233,744
		61,053,791

China : 17.15%
51Job Incorporated ADR (Industrials, Professional Services)«†	639,191	48,297,272
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	206,540	44,622,967
China Life Insurance Company Limited (Financials, Insurance)	34,905,290	103,664,340
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	12,185,165	133,142,938
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	54,080,000	95,660,392
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail)†	874,016	55,963,244
First Tractor Company (Industrials, Machinery)	7,532,000	5,654,389
Hengan International Group Company Limited (Consumer Staples, Personal Products)	6,010,000	64,296,572
Luye Pharma Group Limited (Health Care, Pharmaceuticals)†	1,217,006	1,058,396
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)	2,076,182	40,589,358
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	28,370,000	36,769,501
Shandong Weigao Group Medical Polymer Company Limited Class H (Health Care, Health Care Equipment & Supplies)	8,600,000	8,821,381
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	22,984,000	7,728,313
SINA Corporation (Information Technology, Internet Software & Services)†	1,691,907	81,871,380
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)«	29,954,500	37,375,245
Tingyi Holding Corporation (Consumer Staples, Food Products)	23,428,000	66,336,924
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	7,652,000	62,345,863
Weibo Corporation ADR (Information Technology, Internet Software & Services)«†	834,900	16,330,644
		910,529,119

Colombia : 0.76%
Bancolombia SA ADR (Financials, Banks)«	642,900	40,123,389

Hong Kong : 4.50%
AIA Group Limited (Financials, Insurance)	14,161,400	75,868,244
Belle International Holdings Limited (Consumer Discretionary, Specialty Retail)	66,616,000	82,512,925
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,096,250	15,856,349
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«†	14,106,500	8,527,326
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,033,500	4,785,174
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,164,000	6,726,563

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name	Shares	Value
Hong Kong (continued)
WH Group Limited (Consumer Staples, Food Products)†(a)	55,614,500	$44,491,313
		238,767,894

India : 7.61%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)†	4,838,728	29,688,066
Bharti Infratel Limited (Industrials, Construction & Engineering)	5,218,871	22,074,947
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	2,250,700	39,437,775
ICICI Bank Limited ADR (Financials, Banks)	1,698,355	84,951,717
Infosys Technologies Limited ADR (Information Technology, IT Services)«	1,038,115	56,909,464
ITC Limited (Consumer Staples, Tobacco)	11,182,640	65,476,375
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	3,194,200	52,761,804
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	1,246,587	41,213,106
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	11,384,430
		403,897,684

Indonesia : 1.16%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,251,000	9,410,570
PT Bank Central Asia Tbk (Financials, Banks)	9,299,500	9,306,429
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	6,774,200	8,428,041
PT Telekomunik Indonesia Persoro Tbk (Telecommunication Services, Diversified Telecommunication Services)	768,877	34,530,266
		61,675,306

Israel : 0.24%
Israel Chemicals Limited (Materials, Chemicals)	1,569,600	12,762,810

Malaysia : 1.41%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,330,900	25,635,879
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,096,300	24,878,551
KLCC Property Holdings Bhd (Financials, REITs)	3,437,900	6,895,162
Sime Darby Bhd (Industrials, Industrial Conglomerates)	5,865,937	17,434,517
		74,844,109

Mexico : 12.01%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	4,023,420	94,832,009
Cemex SAB de CV ADR (Materials, Construction Materials)†	5,262,770	66,100,391
Fibra Uno Administracion SAB de CV (Financials, REITs)	22,435,493	78,795,759
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	1,248,400	117,212,276
Grupo Financiero Banorte SAB de CV (Financials, Banks)	11,714,711	77,935,615
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	2,142,441	28,451,616
Grupo Sanborns SAB de CV (Consumer Discretionary, Multiline Retail)	4,264,153	7,038,110
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	2,310,000	82,212,900
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	34,427,100	85,494,833
		638,073,509

Peru : 0.39%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,753,600	20,534,656

Philippines : 0.48%
Ayala Corporation (Financials, Diversified Financial Services)	632,624	9,527,967
Metropolitan Bank & Trust Company (Financials, Banks)	3,650,521	7,178,585
SM Investments Corporation (Industrials, Industrial Conglomerates)	476,582	8,677,266
		25,383,818

Russia : 4.26%
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	1,011,249	56,378,342

2

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Russia (continued)
Magnit (Consumer Staples, Food & Staples Retailing)(a)	99,300	$25,422,854
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	3,477,800	62,356,954
Sberbank of Russia (Financials, Banks)(a)	5,517,377	11,362,254
Sberbank of Russia ADR (Financials, Banks)	2,181,195	18,094,727
Yandex NV Class A (Information Technology, Internet Software & Services)«†	1,745,106	52,841,810
		226,456,941

South Africa : 5.33%
Anglo American Platinum Limited (Materials, Metals & Mining)†	106,832	4,690,057
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	1,077,592	18,523,806
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	1,020,000	6,247,655
Gold Fields Limited ADR (Materials, Metals & Mining)	960,700	3,785,158
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,290,758	12,790,759
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,142,643	44,351,376
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	470,000	27,111,159
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	3,968,100	59,877,475
Standard Bank Group Limited (Financials, Banks)	2,265,190	30,476,914
Tiger Brands Limited (Consumer Staples, Food Products)	2,615,333	75,192,106
		283,046,465

South Korea : 9.33%
Amorepacific Corporation (Consumer Staples, Personal Products)	8,490	14,620,129
KB Financial Group Incorporated (Financials, Banks)	330,000	12,891,258
KB Financial Group Incorporated ADR (Financials, Banks)	93,117	3,642,737
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	4,334,813	69,617,097
KT&G Corporation (Consumer Staples, Tobacco)	810,891	78,576,391
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	176,336	228,216,478
Samsung Life Insurance Company Limited (Financials, Insurance)	693,337	70,575,329
Shinhan Financial Group Company Limited (Financials, Banks)	355,945	17,579,310
		495,718,729

Taiwan : 8.15%
104 Corporation (Industrials, Commercial Services & Supplies)(l)	1,655,000	6,732,690
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	27,145,760	30,333,131
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	48,050,750	26,685,137
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,178,881	33,720,650
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	3,475,000	27,643,759
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	11,535,224	46,247,968
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	9,247,852	184,957,040
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	40,100,480	76,337,524
		432,657,899

Thailand : 3.65%
Bangkok Bank PCL (Financials, Banks)	3,729,800	22,738,588
PTT Exploration and Production Public Company Limited (Energy, Oil, Gas & Consumable Fuels)	6,303,739	31,901,513
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	3,440,200	34,177,010
Siam Commercial Bank PCL (Financials, Banks)	9,505,100	52,690,993
Thai Beverage PCL (Consumer Staples, Beverages)	107,127,000	52,522,372
		194,030,476

Turkey : 1.03%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)†	2,900,453	35,177,757

3

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name				Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)«†				1,181,462	$19,305,089
					54,482,846

United Kingdom : 1.40%
African Barrick Gold Limited (Materials, Metals & Mining)				1,428,500	6,305,225
Standard Chartered plc (Financials, Banks)				3,279,560	68,010,731
					74,315,956

Total Common Stocks (Cost $4,394,574,915)					4,912,440,908

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%

Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services) (a)(s)		6.50%	4-15-2018	$303,000	2,137

Total Convertible Debentures (Cost $160,691)					2,137

		Dividend yield		Shares
Preferred Stocks : 2.20%

Brazil : 2.20%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.29		15,966,128	101,690,600
Vale SA ADR (Materials, Metals & Mining) ±		3.14		1,203,500	15,404,800
Total Preferred Stocks (Cost $107,795,653)					117,095,400

			Expiration date
Warrants : 0.02%

Malaysia : 0.02%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)†			12-18-2018	1,070,225	944,316

Total Warrants (Cost $504,268)					944,316

		Yield
Short-Term Investments : 7.33%

Investment Companies : 7.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07		300,451,628	300,451,628
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11		88,920,319	88,920,319

Total Short-Term Investments (Cost $389,371,947)					389,371,947
Total investments in securities (Cost $4,892,407,474)*	102.06%				5,419,854,708
Other assets and liabilities, net	(2.06)				(109,434,406)

Total net assets	100.00%				$5,310,420,302

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

4

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — July 31, 2014 (unaudited)

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $4,901,256,294 and unrealized gains (losses) consists of:

Gross unrealized gains	$790,425,656
Gross unrealized losses	(271,827,242)

Net unrealized gains	$518,598,414

5

Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments — July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2014, such fair value pricing was used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$18,666,500	$0	$0	$18,666,500
Brazil	645,419,011	0	0	645,419,011
Chile	61,053,791	0	0	61,053,791
China	326,108,506	584,420,613	0	910,529,119
Colombia	40,123,389	0	0	40,123,389
Hong Kong	15,856,349	222,911,545	0	238,767,894
India	163,936,128	239,961,556	0	403,897,684
Indonesia	34,530,266	27,145,040	0	61,675,306
Israel	0	12,762,810	0	12,762,810
Malaysia	6,895,162	67,948,947	0	74,844,109
Mexico	638,073,509	0	0	638,073,509
Peru	20,534,656	0	0	20,534,656
Philippines	0	25,383,818	0	25,383,818

Russia	115,198,764	111,258,177	0	226,456,941
South Africa	28,556,619	254,489,846	0	283,046,465
South Korea	166,456,354	329,262,375	0	495,718,729
Taiwan	191,689,730	240,968,169	0	432,657,899
Thailand	118,769,516	75,260,960	0	194,030,476
Turkey	19,305,089	35,177,757	0	54,482,846
United Kingdom	0	74,315,956	0	74,315,956
Convertible debentures	0	0	2,137	2,137
Preferred stocks
Brazil	117,095,400	0	0	117,095,400
Warrants
Malaysia	0	944,316	0	944,316
Short-term investments
Investment companies	300,451,628	88,920,319	0	389,371,947

Total assets	$3,028,720,367	$2,391,132,204	$2,137	$5,419,854,708

Transfers in and transfers out are recognized at the end of the reporting period.

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 83.62%

Australia : 0.39%
BHP Billiton Limited (Materials, Metals & Mining)	10,611	$376,759

Bermuda : 0.88%
Digital China Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	266,000	261,792
Huabao International Holdings Limited (Materials, Chemicals)	794,000	576,560
		838,352

Brazil : 6.83%
Alupar Investimento SA (Utilities, Electric Utilities)	119,960	890,941
Cielo SA (Information Technology, IT Services)	23,000	420,716
Itau Unibanco Holding SA ADR (Financials, Banks)	99,476	1,531,930
Natura Cosmeticos SA (Consumer Staples, Personal Products)	53,100	826,897
Telefonica Brasil SA ADR (Telecommunication Services, Diversified Telecommunication Services)	21,519	433,608
Tupy SA (Consumer Discretionary, Auto Components)	136,386	1,091,689
Valid Solucoes SA (Industrials, Commercial Services & Supplies)	82,300	1,349,448
		6,545,229

Chile : 1.71%
Aguas Andinas SA Class A (Utilities, Water Utilities)	1,147,291	726,025
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	75,261	914,268
		1,640,293

China : 19.39%
Agricultural Bank of China (Financials, Banks)	4,983,000	2,414,016
Bank of China Limited (Financials, Banks)	4,030,000	1,925,891
China Construction Bank (Financials, Banks)	893,000	683,252
China Lilang Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	592,000	389,572
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	173,000	1,890,309
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	2,245,600	2,198,452
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,122,000	556,436
Guangshen Railway Company (Industrials, Road & Rail)	1,242,000	498,854
Guangzhou R&F Properties Company Limited (Financials, Real Estate Management & Development)	472,800	693,198
Huaneng Power International Incorporated (Utilities, Independent Power & Renewable Electricity Producers)	508,000	563,903
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	3,182,000	2,170,180
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,406,000	1,822,274
Qinhuangdao Port Company Limited (Industrials, Transportation Infrastructure)	1,303,000	680,672
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	122,800	901,560
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	1,196,000	722,225
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	444,000	479,654
		18,590,448

Czech Republic : 1.03%
CEZ AS (Utilities, Electric Utilities)	20,424	580,101
Komercni Banka AS (Financials, Banks)	1,895	410,850
		990,951

Hong Kong : 3.30%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	454,000	746,204
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	945,517	1,420,815
Li & Fung Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	260,000	346,352

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	195,500	$653,329
		3,166,700

Indonesia : 3.28%
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	1,730,700	871,139
PT Semen Gresik Persero Tbk (Materials, Construction Materials)	666,100	934,291
PT Surya Semesta Internusa Tbk (Financials, Real Estate Management & Development)	6,417,300	398,830
PT Telekomunikasi Indonesia Tbk (Telecommunication Services, Diversified Telecommunication Services)	4,124,400	936,961
		3,141,221

Malaysia : 2.67%
Berjaya Sports Toto Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	661,474	796,011
Sunway Real Estate Investment Trust (Financials, REITs)	892,000	399,111
Telecom Malaysia Berhad (Telecommunication Services, Diversified Telecommunication Services)	253,613	494,202
Westports Holdings Berhad (Industrials, Transportation Infrastructure)	977,482	868,601
		2,557,925

Mexico : 7.01%
Bolsa Mexicana de Valores SA (Financials, Diversified Financial Services)	440,663	896,993
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	366,718	1,444,958
Grupo Aeroportuario del Pacifico SAB de CV (Industrials, Transportation Infrastructure)	168,825	1,136,185
Grupo Financiero Santander SAB de CV (Financials, Banks)	544,311	1,447,241
Macquarie Mexico Real Estate Management SA de CV (Financials, REITs)144A	622,607	1,253,220
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	216,196	536,892
		6,715,489

Panama : 0.88%
Banco Latinoamericano de Comercio Exterior SA (Financials, Banks)	28,447	844,591

Philippines : 2.37%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	18,205	725,808
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	15,520	1,092,865
Semirara Mining Corporation (Energy, Oil, Gas & Consumable Fuels)	56,560	456,344
		2,275,017

Poland : 1.64%
Bank Pekao SA (Financials, Banks)	6,432	340,862
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	4,380	615,825
Telekomunikacja Polska SA (Telecommunication Services, Diversified Telecommunication Services)	186,561	615,831
		1,572,518

Russia : 1.43%
Lukoil ADR — London Exchanges (Energy, Oil, Gas & Consumable Fuels)	6,861	382,509
Lukoil OAO (Energy, Oil, Gas & Consumable Fuels)(a)	6,991	391,398
Mining and Metallurgical Company OJSC (Materials, Metals & Mining)(a)	3,028	598,156
		1,372,063

Singapore : 3.83%
Ascendas India Trust (Financials, Real Estate Management & Development)	604,000	407,509
Ascott Residence Trust (Financials, REITs)	335,800	331,125
Asian Pay Television Trust (Consumer Discretionary, Media)	908,000	618,677
CapitaRetail China Trust (Financials, REITs)	742,000	1,013,156
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	420,000	312,477
Lippo Malls Indonesia Retail Trust (Financials, REITs)	1,358,000	451,835

2

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Singapore (continued)
STX OSV Holdings Limited (Industrials, Machinery)†	615,000	$532,657
		3,667,436

South Africa : 5.82%
Barclays Africa Group Limited (Financials, Banks)	49,459	769,544
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	67,041	1,387,707
Sanlam Limited (Financials, Insurance)	240,552	1,364,435
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	17,286	997,114
Standard Bank Group Limited (Financials, Banks)	60,008	807,375
Tsogo Sun Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100,239	253,332
		5,579,507

South Korea : 6.47%
Hite Jinro Company Limited (Consumer Staples, Beverages)	21,618	475,890
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	29,667	983,673
KT&G Corporation (Consumer Staples, Tobacco)	20,501	1,986,574
SK Energy Company Limited (Energy, Oil, Gas & Consumable Fuels)	7,560	753,014
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	70,828	2,005,141
		6,204,292

Taiwan : 11.83%
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	294,465	815,733
Chroma Ate Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	160,000	424,047
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	188,000	1,092,383
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	481,000	442,745
CTCI Corporation (Industrials, Construction & Engineering)	738,000	1,221,236
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	111,000	754,294
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	189,000	426,382
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	719,000	399,299
Huaku Development Company Limited (Financials, Real Estate Management & Development)	107,680	255,697
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	961,000	787,121
Mega Financial Holding Company Limited (Financials, Banks)	1,018,065	894,034
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	145,000	404,973
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	232,530	965,819
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	302,000	412,195
Taiwan Cement Corporation (Materials, Construction Materials)	271,000	403,433
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	327,443	717,100
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	697,000	924,072
		11,340,563

Thailand : 0.66%
PTT Exploration and Production pcl (Energy, Oil, Gas & Consumable Fuels)	83,300	421,559
PTT Global Chemical pcl (Materials, Chemicals)	103,900	212,751
		634,310

3

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name			Shares	Value
Turkey : 1.44%
Cimsa Cimento Sanayi ve Ticaret AS (Materials, Construction Materials)			152,713	$1,045,765
Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary, Distributors)			84,917	331,685
				1,377,450

United Kingdom : 0.76%
HSBC Holdings plc (Financials, Banks)			68,400	732,752

Total Common Stocks (Cost $74,007,362)				80,163,866

		Expiration date
Participation Notes : 5.45%

China : 0.38%
Standard Chartered Bank (Daqin Railway Company Limited Class A) (Industrials, Road & Rail)†		4-3-2015	316,000	365,442
India : 4.15%
HSBC Bank plc (Coal India Limited) (Materials, Metals & Mining)†		11-2-2020	92,000	555,133
HSBC Bank plc (Credit Analysis & Research) (Diversified Financials, Diversified Financial Services )†		5-2-2024	53,000	1,045,171
HSBC Bank plc (NMDC Limited) (Materials, Metals & Mining)		8-1-2023	21,950	1,091,170
HSBC Bank plc (Oil & Natural Gas Corporation Limited) (Energy, Oil, Gas & Consumable Fuels)†		1-10-2024	116,000	752,584
HSBC Bank plc (Power Finance Corporation) (Financials, Diversified Financial Services)†		11-25-2014	122,000	537,250
Qatar : 0.92%
HSBC Bank plc (Qatar National Bank)(Financials, Banks)†		11-2-2020	315,400	880,144

Total Participation Notes (Cost $4,324,011)				5,226,894

	Dividend yield
Preferred Stocks : 2.96%

Brazil : 2.96%
Banco Bradesco SA (Financials, Banks) ±	2.89		81,000	1,235,663
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	6.53		52,000	667,663
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels) ±	5.20		84,000	707,174
Vale SA ADR (Materials, Metals & Mining) ±	6.74		17,620	225,536
				2,836,036

Total Preferred Stocks (Cost $2,524,094)				2,836,036

Short-Term Investments : 6.08%

	Yield
Investment Companies : 6.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		5,825,537	5,825,537

Total Short-Term Investments (Cost $5,825,537)				5,825,537

4

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Total investments in securities (Cost $86,681,004)*	98.11%	94,052,333
Other assets and liabilities, net	1.89	1,812,999

Total net assets	100.00%	$95,865,332

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is $87,024,512 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,158,600
Gross unrealized losses	(1,130,779)

Net unrealized gains	$7,027,821

5

Wells Fargo Advantage Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments — July 31 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$376,759	$0	$376,759
Bermuda	0	2,605,519	0	2,605,519
Brazil	6,545,229	0	0	6,545,229
Chile	1,640,293	0	0	1,640,293
China	1,111,797	17,478,651	0	18,590,448
Czech Republic	580,101	410,850	0	990,951
Hong Kong	0	1,399,533	0	1,399,533
Indonesia	0	3,141,221	0	3,141,221
Malaysia	1,267,712	1,290,213	0	2,557,925
Mexico	6,715,489	0	0	6,715,489
Panama	844,591	0	0	844,591
Philippines	0	2,275,017	0	2,275,017
Poland	615,831	956,687	0	1,572,518
Russia	0	1,372,063	0	1,372,063
Singapore	618,677	3,048,759	0	3,667,436
South Africa	253,332	5,326,175	0	5,579,507
South Korea	3,991,715	2,212,577	0	6,204,292
Taiwan	717,100	10,623,463	0	11,340,563
Thailand	634,310	0	0	634,310
Turkey	0	1,377,450	0	1,377,450
United Kingdom	0	732,752	0	732,752
Participation notes	0	5,226,894	0	5,226,894
Preferred stocks
Brazil	2,836,036	0	0	2,836,036
Short-term investments
Investment companies	5,825,537	0	0	5,825,537

Total assets	$34,197,750	$59,854,583	$0	$94,052,333

Liabilities
Forward foreign currency contracts	$0	$396	$0	$396

Total liabilities	$0	$396	$0	$396

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

As of July 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized losses
8-6-2014	State Street Bank	1,772,454 ZAR	$165,240	$165,636	$(396)

Wells Fargo Advantage Emerging Markets Equity Select Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 90.34%

Argentina : 0.48%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	370	$34,225

Brazil : 11.58%
All America Latina Logistica SA (Industrials, Road & Rail)	20,000	76,694
Ambev SA ADR (Consumer Staples, Beverages)	18,500	127,465
Banco Bradesco SA ADR (Financials, Banks)	10,500	160,440
BM&F Bovespa SA (Financials, Diversified Financial Services)	14,500	77,397
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	1,700	41,650
Cetip SA (Financials, Capital Markets)	6,000	83,941
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	1,800	54,347
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	2,200	52,267
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	7,000	111,580
Vale SA ADR (Materials, Metals & Mining)	3,100	44,485
		830,266

Chile : 1.50%
Banco Santander Chile SA ADR (Financials, Banks)	2,200	55,946
SACI Falabella (Consumer Discretionary, Multiline Retail)	6,500	51,531
		107,477

China : 16.15%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	320	69,136
China Life Insurance Company Limited (Financials, Insurance)	48,000	142,554
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	16,000	174,826
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	72,000	127,359
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail)†	1,200	76,836
Hengan International Group Company Limited (Consumer Staples, Personal Products)	8,500	90,935
Luye Pharma Group Limited (Health Care, Pharmaceuticals)†	1,634	1,421
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)	3,000	58,650
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	40,000	51,843
SINA Corporation (Information Technology, Internet Software & Services)†	2,260	109,361
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	48,000	59,891
Tingyi Holding Corporation (Consumer Staples, Food Products)	32,000	90,609
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	10,000	81,477
Weibo Corporation ADR (Information Technology, Internet Software & Services)†	1,200	23,472
		1,158,370

Colombia : 0.87%
Bancolombia SA ADR (Financials, Banks)	1,000	62,410

Hong Kong : 3.89%
AIA Group Limited (Financials, Insurance)	19,600	105,005
Belle International Holdings Limited (Consumer Discretionary, Specialty Retail)	93,000	115,193
WH Group Limited (Consumer Staples, Food Products)†(a)	73,500	58,800
		278,998

India : 5.74%
HDFC Bank Limited ADR (Financials, Banks)	2,050	97,170
ICICI Bank Limited ADR (Financials, Banks)	2,000	100,040
Infosys Technologies Limited ADR (Information Technology, IT Services)	1,500	82,230
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	4,000	132,243
		411,683

Indonesia : 1.94%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	53,000	34,998

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund

Security name	Shares	Value
Indonesia (continued)
PT Bank Central Asia Tbk (Financials, Banks)	35,000	$35,026
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,000	12,441
PT Telekomunikasi Indonesia Tbk (Telecommunication Services, Diversified Telecommunication Services)	250,000	56,794
		139,259

Malaysia : 1.72%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,700	48,312
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,000	42,618
Sime Darby Bhd (Industrials, Industrial Conglomerates)	11,000	32,694
		123,624

Mexico : 12.44%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	5,600	131,992
Cemex SAB de CV ADR (Materials, Construction Materials)†	7,200	90,432
Fibra Uno Administracion SAB de CV (Financials, REITs)	32,250	113,265
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	1,800	169,002
Grupo Financiero Banorte SAB de CV (Financials, Banks)	16,000	106,445
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	3,000	39,840
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	5,000	8,253
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	3,200	113,888
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	48,000	119,201
		892,318

Peru : 0.46%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	2,800	32,788

Philippines : 1.16%
Ayala Corporation (Financials, Diversified Financial Services)	2,300	34,640
Metropolitan Bank & Trust Company (Financials, Banks)	6,000	11,799
SM Investments Corporation (Industrials, Industrial Conglomerates)	2,000	36,415
		82,854

Russia : 4.98%
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	1,600	89,202
Magnit (Consumer Staples, Food & Staples Retailing)(a)	200	51,204
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	5,000	89,650
Sberbank of Russia ADR (Financials, Banks)	6,000	49,775
Yandex NV Class A (Information Technology, Internet Software & Services)†	2,550	77,214
		357,045

South Africa : 5.55%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	2,200	37,818
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,300	12,882
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	3,800	78,658
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	600	34,610
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	5,700	86,011
Standard Bank Group Limited (Financials, Banks)	3,500	47,091
Tiger Brands Limited (Consumer Staples, Food Products)	3,500	100,627
		397,697

South Korea : 8.53%
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	6,500	104,390
KT&G Corporation (Consumer Staples, Tobacco)	1,100	106,591
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	235	304,140

2

Wells Fargo Advantage Emerging Markets Equity Select Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name		Shares	Value
South Korea (continued)
Samsung Life Insurance Company Limited (Financials, Insurance)		950	$96,701
			611,822

Taiwan : 7.20%
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)		21,000	23,466
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		3,000	46,428
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)		4,000	31,820
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)		15,400	308,000
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		56,000	106,605
			516,319

Thailand : 4.12%
Bangkok Bank PCL (Financials, Banks)		5,000	30,482
PTT Exploration and Production PCL (Energy, Oil, Gas & Consumable Fuels)		9,500	48,077
PTT PCL (Energy, Oil, Gas & Consumable Fuels)		5,000	49,673
Siam Commercial Bank PCL (Financials, Banks)		16,000	88,695
Thai Beverage PCL (Consumer Staples, Beverages)		160,000	78,445
			295,372

Turkey : 0.76%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)†		4,500	54,578

United Kingdom : 1.27%
Standard Chartered plc (Financials, Banks)		4,400	91,246

Total Common Stocks (Cost $6,267,876)			6,478,351

	Dividend yield
Preferred Stocks : 1.94%

Brazil : 1.94%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±	0.66%	21,850	139,166

Total Preferred Stocks (Cost $122,302)			139,166

Investment Companies : 2.11%

United States : 2.11%
iShares MSCI South Korea Capped ETF		1,100	72,710
iShares MSCI Taiwan ETF		5,000	78,600
Total Investment Companies (Cost $141,015)			151,310

	Yield
Short-Term Investments : 4.97%

Investment Companies : 4.97%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07	356,266	356,266

Total Short-Term Investments (Cost $356,266)			356,266

3

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund

Total investments in securities (Cost $6,887,459)*	99.36%	$7,125,093
Other assets and liabilities, net	0.64	45,677

Total net assets	100.00%	$7,170,770

†	Non-income-earning security
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $6,887,459 and unrealized gains (losses) consists of:

Gross unrealized gains	$458,797
Gross unrealized losses	(221,163)

Net unrealized gains	$237,634

4

Wells Fargo Advantage Emerging Markets Equity Select Fund (the “Fund”)

Notes to Portfolio of investments — July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$34,225	$0	$0	$34,225
Brazil	830,266	0	0	830,266
Chile	107,477	0	0	107,477
China	398,767	759,603	0	1,158,370
Colombia	62,410	0	0	62,410
Hong Kong	0	278,998	0	278,998
India	279,440	132,243	0	411,683
Indonesia	0	139,259	0	139,259
Malaysia	0	123,624	0	123,624
Mexico	892,318	0	0	892,318
Peru	32,788	0	0	32,788
Philippines	0	82,854	0	82,854
Russia	166,864	190,181	0	357,045
South Africa	37,818	359,879	0	397,697
South Korea	210,981	400,841	0	611,822
Taiwan	308,000	208,319	0	516,319
Thailand	186,445	108,927	0	295,372
Turkey	0	54,578	0	54,578
United Kingdom	0	91,246	0	91,246
Preferred stocks
Brazil	139,166	0	0	139,166
Investment companies
United States	151,310	0	0	151,310
Short-term investments
Investment companies	356,266	0	0	356,266

Total assets	$4,194,541	$2,930,552	$0	$7,125,093

Transfers in and transfers out are recognized at the end of the reporting period.

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 94.57%

Australia : 1.04%
Super Cheap Auto Group Limited (Consumer Discretionary, Specialty Retail)	148,557	$1,293,590
Tiger Resources Limited (Materials, Metals & Mining)†	6,094,901	1,792,817
		3,086,407

Canada : 3.79%
Capstone Mining Corporation (Materials, Metals & Mining)†	453,355	1,214,102
Cott Corporation (Consumer Staples, Beverages)	222,200	1,526,514
Cott Corporation - Canadian Exchange (Consumer Staples, Beverages)	192,837	1,315,823
GSI Group Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	300,575	3,465,630
MBAC Fertilizer Corporation (Materials, Chemicals)†«	578,864	204,396
MBAC Fertilizer Corporation - Legend Shares (Materials, Chemicals)†(i)	84,000	29,660
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)«	289,981	2,260,594
Surge Energy Incorporated - Legend Shares (Energy, Oil, Gas & Consumable Fuels)144A	41,460	323,208
Transglobe Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	141,248	880,897
		11,220,824

Denmark : 1.05%
DSV AS (Industrials, Road & Rail)	33,619	1,061,672
Jyske Bank AS (Financials, Banks)†	36,220	2,055,448
		3,117,120

France : 4.14%
ALTEN SA (Information Technology, IT Services)	68,620	3,307,241
Eutelsat Communications SA (Consumer Discretionary, Media)	75,269	2,599,347
M6 Metropole Television SA (Consumer Discretionary, Media)	72,968	1,338,462
Mersen SA (Industrials, Electrical Equipment)	61,675	1,745,178
Teleperformance SA (Industrials, Professional Services)	46,766	3,249,239
		12,239,467

Germany : 3.58%
Amadeus Fire AG (Industrials, Professional Services)	12,783	911,477
Deutsche Wohnen AG (Financials, Real Estate Management & Development)	78,014	1,688,005
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	40,158	2,772,098
Hochtief AG (Industrials, Construction & Engineering)	25,214	2,114,545
Software AG (Information Technology, Software)	29,677	742,444
TOM TAILOR Holding AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	121,449	2,358,081
		10,586,650

Hong Kong : 1.00%
Luk Fook Holdings International Limited (Consumer Discretionary, Specialty Retail)	298,000	925,549
Sunlight REIT (Financials, REITs)	4,734,000	2,023,438
		2,948,987

Italy : 1.92%
Beni Stabili SpA (Financials, REITs)	1,806,875	1,467,023
Credito Emiliano SpA (Financials, Banks)	154,070	1,292,927
Davide Campari-Milano SpA (Consumer Staples, Beverages)	230,223	1,795,980
Salvatore Ferragamo SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	40,818	1,122,703
		5,678,633

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name	Shares	Value
Japan : 8.76%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	84,700	$2,023,284
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	195,600	1,863,931
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	123,900	2,115,632
Chiba Bank Limited (Financials, Banks)	216,000	1,572,368
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	42,400	1,904,228
Hitachi Chemical Company Limited (Materials, Chemicals)	136,400	2,399,266
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	83,500	2,040,075
Nissin Kogyo Company Limited (Consumer Discretionary, Auto Components)	58,130	1,045,911
ORIX JREIT Incorporated (Financials, REITs)	1,832	2,519,922
Sumitomo Heavy Industries Limited (Industrials, Machinery)	250,000	1,221,805
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	386,000	2,177,229
Taikisha Limited (Industrials, Construction & Engineering)	50,800	1,179,577
Tokyo Ohka Kogyo Company Limited (Materials, Chemicals)	75,055	1,796,777
Toshiba Machine Company Limited (Industrials, Machinery)	463,263	2,058,296
		25,918,301

Netherlands : 2.41%
Arcadis NV (Industrials, Construction & Engineering)	59,359	1,855,292
BinckBank NV (Financials, Capital Markets)	118,968	1,347,273
Nutreco NV (Consumer Staples, Food Products)«	48,691	2,080,035
USG People NV (Industrials, Professional Services)	133,021	1,837,337
		7,119,937

Norway : 2.22%
Atea ASA (Information Technology, IT Services)	198,319	2,331,472
Hoegh LNG Holdings Limited ASA (Energy, Oil, Gas & Consumable Fuels)†«	180,190	2,271,598
SpareBank 1 SR Bank ASA (Financials, Banks)	215,103	1,972,101
		6,575,171

Portugal : 0.35%
Banco BPI SA (Financials, Banks)†«	515,951	1,039,052

Russia : 0.37%
Sollers OJSC (Consumer Discretionary, Automobiles)(a)	73,627	1,102,985

South Korea : 2.17%
BS Financial Group Incorporated (Financials, Banks)	123,420	1,971,102
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	38,400	1,023,034
Hy-Lok Corporation (Industrials, Machinery)	57,661	1,892,381
Kiwoom Securities Company (Financials, Capital Markets)	32,020	1,542,032
		6,428,549

Spain : 1.01%
Merlin Properties Socimi SA (Financials, REITs)†	127,384	1,685,267
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	192,298	1,297,307
		2,982,574

Sweden : 0.48%
Avanza Bank Holding AB (Financials, Capital Markets)«	40,285	1,425,082

Switzerland : 1.05%
Aryzta AG (Consumer Staples, Food Products)	12,349	1,116,973
Dufry AG (Consumer Discretionary, Specialty Retail)†	11,541	1,976,416
		3,093,389

2

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Taiwan : 0.29%
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	633,000	$863,971

United Kingdom : 11.17%
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	286,372	3,679,599
Cambian Group plc (Health Care, Health Care Providers & Services)†	517,297	1,930,108
Catlin Group Limited (Financials, Insurance)	280,183	2,377,236
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	113,369	1,736,962
Debenhams plc (Consumer Discretionary, Multiline Retail)	2,064,583	2,294,827
Devro plc (Consumer Staples, Food Products)	166,368	716,241
Enquest plc (Energy, Oil, Gas & Consumable Fuels)†	777,190	1,775,311
IMI plc (Industrials, Machinery)	49,999	1,192,520
Jupiter Fund Management plc (Financials, Capital Markets)	448,802	2,886,536
Keller Group plc (Industrials, Construction & Engineering)	78,060	1,141,465
Morgan Advanced Materials plc (Industrials, Machinery)	409,567	2,171,221
Oxford Instruments plc (Information Technology, Electronic Equipment, Instruments & Components)	111,903	2,373,030
Pace plc (Consumer Discretionary, Household Durables)	228,232	1,227,216
Perform Group plc (Consumer Discretionary, Media)†	468,089	1,679,333
Savills plc (Financials, Real Estate Management & Development)	173,444	1,736,455
SIG plc (Industrials, Trading Companies & Distributors)	557,461	1,570,261
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	1,370,138	2,561,019
		33,049,340

United States : 47.77%
A. Schulman Incorporated (Materials, Chemicals)	98,111	3,898,931
ACI Worldwide Incorporated (Information Technology, Software)†	242,000	4,535,080
Acxiom Corporation (Information Technology, IT Services)†	81,000	1,483,920
Atwood Oceanics Incorporated (Energy, Energy Equipment & Services)†	24,100	1,160,415
Bio-Rad Laboratories Incorporated Class A (Health Care, Life Sciences Tools & Services)†	14,361	1,651,371
Bonanza Creek Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)†	27,500	1,541,650
Brown & Brown Incorporated (Financials, Insurance)	134,222	4,131,353
Cambrex Corporation (Health Care, Life Sciences Tools & Services)†	81,006	1,706,796
Christopher & Banks Corporation (Consumer Discretionary, Specialty Retail)†	236,828	2,024,879
Clean Harbors Incorporated (Industrials, Commercial Services & Supplies)†	61,300	3,532,719
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	63,140	1,493,892
Courier Corporation (Industrials, Commercial Services & Supplies)	85,800	1,119,690
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	102,600	1,321,488
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	655,360	4,489,216
Dixie Group Incorporated (Consumer Discretionary, Household Durables)†	155,966	1,308,555
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	308,820	2,846,524
Douglas Dynamics Incorporated (Industrials, Machinery)	147,702	2,466,623
DST Systems Incorporated (Information Technology, IT Services)	16,256	1,464,178
First Citizens Banc Corporation Class A (Financials, Banks)	18,305	4,070,117
Forward Air Corporation (Industrials, Air Freight & Logistics)	96,021	4,298,860
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)	110,362	4,044,767
Guess? Incorporated (Consumer Discretionary, Specialty Retail)	98,900	2,572,389
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†	99,700	3,546,329
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies)†	28,169	1,640,844
Imation Corporation (Information Technology, Technology Hardware, Storage & Peripherals)†	467,188	1,504,345
Innospec Incorporated (Materials, Chemicals)	91,805	3,691,479
Ixia Corporation (Information Technology, Communications Equipment)†	176,000	1,883,200
Kadant Incorporated (Industrials, Machinery)	100,473	3,832,040
Knowles Corporation (Information Technology, Electronic Equipment, Instruments & Components)†	42,700	1,241,716
Krispy Kreme Doughnuts Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†	265,900	4,070,929
Lattice Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	278,000	1,901,520
Liberty Tax Incorporated (Consumer Discretionary, Diversified Consumer Services)†«	81,100	2,847,421
Matthews International Corporation Class A (Consumer Discretionary, Diversified Consumer Services)	74,240	3,228,698
MRC Global Incorporated (Industrials, Trading Companies & Distributors)†	53,183	1,426,900
Mueller Industries Incorporated (Industrials, Machinery)	148,500	4,132,755
Neenah Paper Incorporated (Materials, Paper & Forest Products)	62,450	3,098,769

3

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name			Shares	Value
United States (continued)
Parexel International Corporation (Health Care, Life Sciences Tools & Services)†			48,400	$2,592,304
Pier 1 Imports Incorporated (Consumer Discretionary, Specialty Retail)			119,900	1,805,694
ProAssurance Corporation (Financials, Insurance)			56,900	2,482,547
Progress Software Corporation (Information Technology, Software)†			76,900	1,782,542
Quanex Building Products Corporation (Industrials, Building Products)			118,689	2,028,395
Schweitzer Manduit International Incorporated (Materials, Paper & Forest Products)			87,500	3,572,625
Simpson Manufacturing Company Incorporated (Industrials, Building Products)			128,916	3,920,336
Steel Excel Incorporated (Energy, Energy Equipment & Services)†			66,884	2,267,368
Steris Corporation (Health Care, Health Care Equipment & Supplies)			54,400	2,767,872
Stone Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†			36,764	1,398,870
Thoratec Corporation (Health Care, Health Care Equipment & Supplies)†			47,400	1,540,500
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†			61,500	4,520,250
UMB Financial Corporation (Financials, Banks)			45,700	2,587,991
Virtus Investment Partners Incorporated (Financials, Capital Markets)			884	181,264
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)			251,090	3,698,556
WD-40 Company (Consumer Staples, Household Products)			53,216	3,552,700
West Pharmaceutical Services Incorporated (Health Care, Health Care Equipment & Supplies)			75,300	3,068,475
Westwood Holdings Group Incorporated (Financials, Capital Markets)			43,400	2,335,356
				141,314,003

Total Common Stocks (Cost $245,777,353)				279,790,442

Investment Companies : 0.76%

United States : 0.76%
iShares MSCI EAFE Small Cap Index Fund			44,150	2,259,156

Total Investment Companies (Cost $2,294,238)				2,259,156

		Dividend yield
Preferred Stocks : 0.53%

Germany : 0.53%
Draegerwerk AG & Company KGAA (Health Care, Health Care Equipment & Supplies)		0.14%	17,353	1,568,234

Total Preferred Stocks (Cost $1,828,323)				1,568,234

		Yield
Short-Term Investments : 6.20%

Investment Companies : 6.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	11,869,857	11,869,857
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11	6,469,208	6,469,208
Total Short-Term Investments (Cost $18,339,065)				18,339,065

Total investments in securities (Cost $268,238,979)*	102.06%			301,956,897
Other assets and liabilities, net	(2.06)			(6,095,862)

Total net assets	100.00%			$295,861,035

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security

4

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — July 31, 2014 (unaudited)

(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $269,397,386 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,979,733
Gross unrealized losses	(13,420,222)

Net unrealized gains	$32,559,511

5

Wells Fargo Advantage Global Opportunities Fund (the “Fund”)

Notes to Portfolio of investments — July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$3,086,407	$0	$3,086,407
Canada	11,220,824	0	0	11,220,824
Denmark	0	3,117,120	0	3,117,120
France	2,599,347	9,640,120	0	12,239,467
Germany	2,358,081	8,228,569	0	10,586,650
Hong Kong	0	2,948,987	0	2,948,987
Italy	0	5,678,633	0	5,678,633
Japan	0	25,918,301	0	25,918,301
Netherlands	0	7,119,937	0	7,119,937
Norway	2,271,598	4,303,573	0	6,575,171
Portugal	0	1,039,052	0	1,039,052
Russia	0	1,102,985	0	1,102,985
South Korea	0	6,428,549	0	6,428,549
Spain	1,685,267	1,297,307	0	2,982,574

Sweden	0	1,425,082	0	1,425,082
Switzerland	0	3,093,389	0	3,093,389
Taiwan	0	863,971	0	863,971
United Kingdom	11,745,631	21,303,709	0	33,049,340
United States	138,467,479	2,846,524	0	141,314,003
Investment companies
United States	2,259,156	0	0	2,259,156
Preferred stocks
Germany	1,568,234	0	0	1,568,234
Short-term investments
Investment companies	11,869,857	6,469,208	0	18,339,065

	186,045,474	115,911,423	0	301,956,897
Forward foreign currency contracts	0	13,692	0	13,692

Total assets	$186,045,474	$115,925,115	$0	$301,970,589

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

As of July 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2012	In exchange for U.S. $	Unrealized gains
12-11-2014	JPMorgan	400,000,000 JPY	$3,892,428	$3,906,120	$13,692

Wells Fargo Advantage International Equity Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 94.01%

Canada : 2.60%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	45,813	$5,377,988

China : 7.90%
Biostime International Holdings Limited (Consumer Staples, Food Products)	433,000	1,972,033
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	386,000	4,217,684
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	2,802,000	4,975,704
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	4,800,000	3,273,684
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,521,715	1,926,464
		16,365,569

Germany : 10.52%
Bayer AG (Health Care, Pharmaceuticals)	30,127	3,973,947
Metro AG (Consumer Staples, Food & Staples Retailing)†	125,066	4,506,753
Rheinmetall AG (Industrials, Industrial Conglomerates)	68,796	4,169,852
SAP AG (Information Technology, Software)	51,197	4,023,668
Siemens AG (Industrials, Industrial Conglomerates)	41,361	5,107,923
		21,782,143

Hong Kong : 4.08%
China Everbright Limited (Financials, Capital Markets)	3,878,000	5,983,755
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	14,138,874	2,462,885
		8,446,640

Italy : 5.78%
Anima Holding SpA (Financials, Capital Markets)†	648,999	3,865,500
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	158,725	4,038,902
Intesa Sanpaolo SpA (Financials, Banks)	1,365,870	4,056,118
		11,960,520

Japan : 20.47%
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	248,000	5,034,205
Daiwa Securities Group Incorporated (Financials, Capital Markets)	944,000	7,925,806
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	575,000	4,456,710
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,065,600	6,284,163
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	101,000	3,335,404
Mitsui OSK Lines Limited (Industrials, Marine)	979,000	3,627,434
Nitto Denko Corporation (Materials, Chemicals)	96,188	4,292,527
Sharp Corporation (Consumer Discretionary, Household Durables)†	680,000	2,118,066
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	53,400	3,152,737
West Holdings Corporation (Consumer Discretionary, Household Durables)	151,200	2,176,937
		42,403,989

Netherlands : 2.67%
Akzo Nobel NV (Materials, Chemicals)	76,629	5,519,095

Norway : 2.96%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	270,139	1,903,673
Marine Harvest ASA (Consumer Staples, Food Products)	311,452	4,236,513
		6,140,186

Russia : 2.64%
Mobile TeleSystems ADR (Telecommunication Services, Wireless Telecommunication Services)(a)	454,436	3,508,279

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage International Equity Fund

Security name		Shares	Value
Russia (continued)
Sberbank of Russia (Financials, Banks)(a)		953,357	$1,963,303
			5,471,582

South Korea : 6.36%
Hana Financial Group Incorporated (Financials, Banks)		109,437	4,407,334
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A		7,232	4,636,040
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		16,117	4,137,261
			13,180,635

Sweden : 1.63%
Volvo AB Class B (Industrials, Machinery)		275,740	3,366,429

Switzerland : 7.48%
ABB Limited (Industrials, Electrical Equipment)		208,709	4,799,861
Novartis AG (Health Care, Pharmaceuticals)		47,737	4,153,052
Zurich Financial Services AG (Financials, Insurance)		22,516	6,541,116
			15,494,029

United Kingdom : 15.91%
BP plc (Energy, Oil, Gas & Consumable Fuels)		743,286	6,053,128
Capita plc (Industrials, Professional Services)		284,121	5,752,992
Man Group plc (Financials, Capital Markets)		2,526,058	5,048,738
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		42,649	3,764,943
Smiths Group plc (Industrials, Industrial Conglomerates)		150,535	3,230,236
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,277,602	4,254,531
Wolseley plc (Industrials, Trading Companies & Distributors)		93,292	4,856,971
			32,961,539

United States : 3.01%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		21,901	2,093,079
QUALCOMM Incorporated (Information Technology, Communications Equipment)		56,279	4,147,762
			6,240,841

Total Common Stocks (Cost $155,245,108)			194,711,185

	Expiration date
Participation Notes : 0.77%

United Kingdom : 0.77%
Standard Chartered Bank plc (Financials, Banks)†	4-24-2015	61,639	1,600,078

Total Participation Notes (Cost $1,464,900)			1,600,078

	Dividend yield
Preferred Stocks : 1.34%

Germany : 1.34%
Volkswagen AG (Consumer Discretionary, Automobiles)	2.40%	11,981	2,782,451

Total Preferred Stocks (Cost $3,197,980)			2,782,451

2

Wells Fargo Advantage International Equity Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 3.91%

Investment Companies : 3.91%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	8,091,161	$8,091,161

Total Short-Term Investments (Cost $8,091,161)				8,091,161

Total investments in securities (Cost $167,999,149)*	100.03%			207,184,875
Other assets and liabilities, net	(0.03)			(65,627)

Total net assets	100.00%			$207,119,248

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
*	Cost for federal income tax purposes is $170,512,375 and unrealized gains (losses) consists of:

Gross unrealized gains	$44,569,724
Gross unrealized losses	(7,897,224)

Net unrealized gains	$36,672,500

3

Wells Fargo Advantage International Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Canada	$5,377,988	$0	$0	$5,377,988
China	0	16,365,569	0	16,365,569
Germany	0	21,782,143	0	21,782,143
Hong Kong	2,462,885	5,983,755	0	8,446,640
Italy	3,865,500	8,095,020	0	11,960,520
Japan	0	42,403,989	0	42,403,989
Netherlands	0	5,519,095	0	5,519,095
Norway	1,903,673	4,236,513	0	6,140,186
Russia	0	5,471,582	0	5,471,582
South Korea	0	13,180,635	0	13,180,635
Sweden	0	3,366,429	0	3,366,429
Switzerland	0	15,494,029	0	15,494,029
United Kingdom	0	32,961,539	0	32,961,539
United States	6,240,841	0	0	6,240,841
Participation notes	0	1,600,078	0	1,600,078
Preferred stocks
Germany	0	2,782,451	0	2,782,451
Short-term investments
Investment companies	8,091,161	0	0	8,091,161

	27,942,048	179,242,827	0	207,184,875
Forward contracts	0	138,730	0	138,730

Total assets	$27,942,048	$179,381,557	$0	$207,323,605

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

As of July 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized gains
10-7-2014	Barclays	1,460,363,000 JPY	$14,202,597	$14,341,327	$138,730

Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 99.63%

Chile : 1.15%
Enersis SA ADR (Utilities, Electric Utilities)	126,260	$2,128,744

France : 7.95%
Kering (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,595	3,338,637
L’Oreal SA (Consumer Staples, Personal Products)	10,947	1,848,509
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	31,133	3,268,679
Societe Generale SA (Financials, Banks)	58,527	2,938,198
Total SA (Energy, Oil, Gas & Consumable Fuels)	25,984	1,675,830
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	64,622	1,621,899
		14,691,752

Germany : 3.50%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	36,923	2,923,730
Siemens AG (Industrials, Industrial Conglomerates)	28,704	3,544,833
		6,468,563

Hong Kong : 4.48%
AIA Group Limited (Financials, Insurance)	771,420	4,132,803
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,335,950	4,140,011
		8,272,814

Japan : 7.04%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	98,140	3,416,357
Kao Corporation (Consumer Staples, Personal Products)	85,800	3,528,457
Kao Corporation ADR (Consumer Staples, Personal Products)	5,581	229,379
ORIX Corporation (Financials, Diversified Financial Services)	149,000	2,408,030
ORIX Corporation ADR (Financials, Diversified Financial Services)«	12,810	1,043,118
TOTO Limited (Industrials, Building Products)	190,280	2,385,106
		13,010,447

Luxembourg : 1.70%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	36,889	3,138,562

Netherlands : 7.70%
Airbus Group NV (Industrials, Aerospace & Defense)	49,751	2,886,561
Heineken NV (Consumer Staples, Beverages)	43,812	3,077,589
Sensata Technologies Holdings NV (Industrials, Electrical Equipment)†	86,702	4,009,100
Unilever NV (Consumer Staples, Food Products)	103,331	4,250,004
		14,223,254

South Korea : 2.48%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,533	4,572,457

Switzerland : 4.97%
Novartis AG ADR (Health Care, Pharmaceuticals)	44,781	3,893,260
Transocean Limited (Energy, Energy Equipment & Services)«	52,544	2,119,625
UBS AG (Financials, Capital Markets)	184,367	3,167,707
		9,180,592

1

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund

Security name			Shares	Value
United Kingdom : 8.74%
Barclays plc (Financials, Banks)			833,913	$3,161,104
BG Group plc (Energy, Oil, Gas & Consumable Fuels)			175,876	3,468,141
Diageo plc (Consumer Staples, Beverages)			80,606	2,420,786
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			78,880	3,243,715
Standard Chartered plc (Financials, Banks)			185,891	3,854,963
				16,148,709

United States : 49.92%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)			91,178	3,840,417
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			51,534	4,925,104
Autoliv Incorporated GDR (Consumer Discretionary, Auto Components)			36,382	3,628,742
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)			54,522	4,072,248
Charles Schwab Corporation (Financials, Capital Markets)			135,105	3,749,164
eBay Incorporated (Information Technology, Internet Software & Services)†			60,123	3,174,494
EMC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)			169,027	4,952,491
Express Scripts Holding Company (Health Care, Health Care Providers & Services)†			60,544	4,216,890
Franklin Resources Incorporated (Financials, Capital Markets)			81,619	4,419,669
Goldman Sachs Group Incorporated (Financials, Capital Markets)			21,479	3,713,075
JPMorgan Chase & Company (Financials, Banks)			82,390	4,751,431
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)			37,876	3,700,864
Oracle Corporation (Information Technology, Software)			112,683	4,551,266
PepsiCo Incorporated (Consumer Staples, Beverages)			42,798	3,770,504
QUALCOMM Incorporated (Information Technology, Communications Equipment)			59,031	4,350,585
Schlumberger Limited (Energy, Energy Equipment & Services)			44,050	4,774,580
SunTrust Banks Incorporated (Financials, Banks)			57,166	2,175,166
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			95,300	4,407,625
The Home Depot Incorporated (Consumer Discretionary, Specialty Retail)			45,829	3,705,275
The Walt Disney Company (Consumer Discretionary, Media)			56,826	4,880,217
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			38,864	3,773,306
Visa Incorporated Class A (Information Technology, IT Services)			15,623	3,296,609
Zions Bancorporation (Financials, Banks)			118,098	3,403,584
				92,233,306

Total Common Stocks (Cost $135,568,862)				184,069,200

		Yield
Short-Term Investments : 2.14%

Investment Companies : 2.14%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	821,667	821,667
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)		0.11	3,126,975	3,126,975
Total Short-Term Investments (Cost $3,948,642)				3,948,642

Total investments in securities (Cost $139,517,504)*	101.77%			188,017,842
Other assets and liabilities, net	(1.77)			(3,277,456)

Total net assets	100.00%			$184,740,386

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

2

Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments — July 31, 2014 (unaudited)

*	Cost for federal income tax purposes is $140,515,465 and unrealized gains (losses) consists of:

Gross unrealized gains	$53,008,112
Gross unrealized losses	(5,505,735)

Net unrealized gains	$47,502,377

3

Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2014 (unaudited)

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2014, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Chile	$2,128,744	$0	$0	$2,128,744
France	0	14,691,752	0	14,691,752
Germany	0	6,468,563	0	6,468,563
Hong Kong	0	8,272,814	0	8,272,814
Japan	1,272,497	11,737,950	0	13,010,447
Luxembourg	0	3,138,562	0	3,138,562
Netherlands	8,259,104	5,964,150	0	14,223,254
South Korea	0	4,572,457	0	4,572,457
Switzerland	6,012,885	3,167,707	0	9,180,592
United Kingdom	0	16,148,709	0	16,148,709
United States	88,604,564	3,628,742	0	92,233,306
Short-term investments
Investment companies	821,667	3,126,975	0	3,948,642

Total assets	$107,099,461	$80,918,381	$0	$188,017,842

Transfers in and transfers out are recognized at the end of the reporting period.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 24, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: September 24, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: September 24, 2014